AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Long-Term Investments — 73.6%
Common Stocks — 30.0%
Argentina — 0.0%
MercadoLibre, Inc.*	148	$ 81,582
Australia — 0.8%
Adelaide Brighton Ltd.	10,058	20,673
AGL Energy Ltd.	255,217	3,303,784
Altium Ltd.	2,381	53,543
Alumina Ltd.	114,029	182,613
Ansell Ltd.	23,979	444,949
Aristocrat Leisure Ltd.	56,626	1,173,744
Aurizon Holdings Ltd.	53,631	213,732
AusNet Services	113,455	138,969
Australia & New Zealand Banking Group Ltd.	46,377	892,387
Bank of Queensland Ltd.	8,642	57,827
BHP Group Ltd.	71,717	1,783,199
BHP Group PLC	34,575	736,157
Charter Hall Group, REIT	14,052	110,724
CIMIC Group Ltd.	10,184	216,868
Coca-Cola Amatil Ltd.	18,709	134,554
Cochlear Ltd.	4,434	623,507
Commonwealth Bank of Australia	15,694	855,537
Crown Resorts Ltd.	2,927	23,829
CSL Ltd.	8,212	1,298,517
CSR Ltd.	41,353	119,025
Domino’s Pizza Enterprises Ltd.	2,917	91,445
Fortescue Metals Group Ltd.	43,810	261,053
Goodman Group, REIT	5,359	51,388
IDP Education Ltd.	27,767	294,160
Independence Group NL	3,458	15,020
Macquarie Group Ltd.	8,547	756,536
Magellan Financial Group Ltd.	10,072	350,070
Medibank Private Ltd.	7,382	16,953
National Australia Bank Ltd.	25,721	515,501
Oil Search Ltd.	11,015	54,588
Orica Ltd.	5,189	78,921
Perpetual Ltd.	396	9,967
Platinum Asset Management Ltd.	7,859	22,509
Qantas Airways Ltd.	71,130	302,658
QBE Insurance Group Ltd.	27,483	233,105
Ramsay Health Care Ltd.	525	22,947
REA Group Ltd.	4,070	297,892
Rio Tinto Ltd.	6,925	434,571
Rio Tinto PLC	7,028	364,165
Scentre Group, REIT	138,144	366,453
SEEK Ltd.	9,227	134,070
Sonic Healthcare Ltd.	641	12,159
South32 Ltd.	18,392	32,479
Spark Infrastructure Group	113,000	164,800
Sydney Airport	57,544	311,965
Transurban Group	11,790	116,871
Treasury Wine Estates Ltd.	10,598	133,382
Vicinity Centres, REIT	65,163	113,271
Wesfarmers Ltd.	830	22,325
Westpac Banking Corp.	39,429	788,363
WiseTech Global Ltd.	702	16,508
Woodside Petroleum Ltd.	11,017	240,362
	Shares	Value
Common Stocks (continued)
Australia (cont’d.)
Woolworths Group Ltd.	19,983	$ 503,085
		19,513,680
Austria — 0.0%
ANDRITZ AG	3,255	133,509
Erste Group Bank AG*	2,035	67,291
Raiffeisen Bank International AG	1,573	36,539
Vienna Insurance Group AG Wiener Versicherung Gruppe	422	11,008
Wienerberger AG	19,745	480,905
		729,252
Belgium — 0.1%
Ageas	1,546	85,714
Anheuser-Busch InBev SA/NV	8,328	794,920
Colruyt SA	3,284	179,939
Groupe Bruxelles Lambert SA	4,240	407,358
KBC Group NV	352	22,879
UCB SA	17,424	1,264,587
		2,755,397
Brazil — 0.1%
Ambev SA	96,635	446,550
B3 SA - Brasil Bolsa Balcao	26,704	281,633
Banco Bradesco SA	5,953	44,945
Banco do Brasil SA	1,200	13,170
Banco Santander Brasil SA, UTS	1,200	13,129
CPFL Energia SA	11,064	87,341
Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,700	15,596
EDP - Energias do Brasil SA	8,900	41,470
Energisa SA, UTS	1,100	13,179
Equatorial Energia SA	500	12,086
Hypera SA	17,735	143,418
Iochpe Maxion SA	1,300	5,973
IRB Brasil Resseguros SA	1,800	16,241
Lojas Renner SA	10,700	129,715
Magazine Luiza SA	1,700	15,114
Petroleo Brasileiro SA	36,600	266,289
TIM Participacoes SA	13,444	38,731
TOTVS SA	1,200	16,682
Ultrapar Participacoes SA	21,602	96,079
Vale SA*	23,500	271,144
		1,968,485
Canada — 1.1%
Agnico Eagle Mines Ltd.	1,454	77,921
Algonquin Power & Utilities Corp.	2,276	31,163
Alimentation Couche-Tard, Inc. (Class B Stock)	11,706	358,730
Aurora Cannabis, Inc.*(a)	3,255	14,299
Bank of Montreal	23,889	1,759,511
Bank of Nova Scotia (The)	29,138	1,655,006
Barrick Gold Corp.	1,404	24,289
BCE, Inc.	34,643	1,675,604
Brookfield Asset Management, Inc. (Class A Stock)	6,831	362,729
A1

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Canada (cont’d.)
Canadian Apartment Properties REIT	1,010	$ 41,525
Canadian Imperial Bank of Commerce	6,181	509,979
Canadian National Railway Co.	5,641	506,513
Canadian Natural Resources Ltd.	10,654	283,469
Canadian Pacific Railway Ltd.	1,880	417,790
Canadian Tire Corp. Ltd. (Class A Stock)	3,840	430,911
Capital Power Corp.	4,529	104,880
CCL Industries, Inc. (Class B Stock)	2,858	115,282
Cenovus Energy, Inc.	5,525	51,837
CGI, Inc.*	6,448	509,863
Dollarama, Inc.	7,388	264,492
Empire Co. Ltd. (Class A Stock)	8,783	237,798
Enbridge, Inc.	17,698	621,170
FirstService Corp.	98	10,047
Franco-Nevada Corp.	4,463	406,667
Genworth MI Canada, Inc.	396	15,722
George Weston Ltd.	7,646	643,260
Gibson Energy, Inc.	6,394	109,796
Gildan Activewear, Inc.	2,389	84,788
Great-West Lifeco, Inc.	5,787	138,947
Imperial Oil Ltd.	1,480	38,540
Kirkland Lake Gold Ltd.	1,266	56,714
Loblaw Cos. Ltd.	12,625	719,087
Manulife Financial Corp.	58,594	1,074,714
Metro, Inc.	15,067	663,364
Northland Power, Inc.	942	18,074
Nutrien Ltd.	13,210	658,082
Open Text Corp.	10,540	429,922
Parkland Fuel Corp.	568	18,217
Pembina Pipeline Corp.	5,412	200,614
Power Corp. of Canada	3,965	91,340
Power Financial Corp.	26,151	606,377
Quebecor, Inc. (Class B Stock)	16,948	384,795
Restaurant Brands International, Inc.	19,112	1,358,909
Ritchie Bros. Auctioneers, Inc.	299	11,919
Rogers Communications, Inc. (Class B Stock)	12,323	600,221
Royal Bank of Canada	18,195	1,475,953
Shaw Communications, Inc. (Class B Stock)	875	17,192
Shopify, Inc. (Class A Stock)*	1,574	489,837
Stars Group, Inc. (The)*	28,159	421,476
Sun Life Financial, Inc.	1,392	62,243
Suncor Energy, Inc.	36,028	1,136,438
TC Energy Corp.	3,307	171,235
Teck Resources Ltd. (Class B Stock)	8,282	134,277
TELUS Corp.	231	8,221
TFI International, Inc.	21,555	659,902
Toromont Industries Ltd.	251	12,125
Toronto-Dominion Bank (The)	62,036	3,617,225
Wheaton Precious Metals Corp.	7,024	184,182
		26,785,183
China — 0.7%
3SBio, Inc., 144A*	12,500	20,814
Alibaba Group Holding Ltd., ADR*	19,784	3,308,478
Angang Steel Co. Ltd. (Class H Stock)	57,200	20,899
	Shares	Value
Common Stocks (continued)
China (cont’d.)
Anhui Conch Cement Co. Ltd. (Class H Stock)	31,400	$ 186,873
BAIC Motor Corp. Ltd. (Class H Stock), 144A	52,500	32,487
Bank of China Ltd. (Class H Stock)	1,796,000	707,126
Bank of Communications Co. Ltd. (Class H Stock)	214,000	139,800
BBMG Corp. (Class H Stock)	94,000	27,060
BeiGene Ltd., ADR*	611	74,823
BOC Hong Kong Holdings Ltd.	230,000	782,530
BYD Electronic International Co. Ltd.	7,500	11,255
China Agri-Industries Holdings Ltd.	32,000	10,414
China Cinda Asset Management Co. Ltd. (Class H Stock)	233,000	45,844
China CITIC Bank Corp. Ltd. (Class H Stock)	191,000	101,924
China Coal Energy Co. Ltd. (Class H Stock)	130,000	52,916
China Construction Bank Corp. (Class H Stock)	1,062,000	809,411
China Dili Group*	36,200	12,384
China Eastern Airlines Corp. Ltd. (Class H Stock)*	24,000	11,681
China Everbright Bank Co. Ltd. (Class H Stock)	81,000	34,562
China Everbright Ltd.	14,000	16,411
China Galaxy Securities Co. Ltd. (Class H Stock)	55,500	29,610
China Life Insurance Co. Ltd. (Class H Stock)	249,000	577,049
China Minsheng Banking Corp. Ltd. (Class H Stock)	86,300	58,721
China Mobile Ltd.	101,000	837,785
China Oriental Group Co. Ltd.	22,000	7,608
China Overseas Land & Investment Ltd.	22,000	69,278
China Pacific Insurance Group Co. Ltd. (Class H Stock)	58,000	213,433
China Petroleum & Chemical Corp. (Class H Stock)	1,186,000	705,544
China Railway Group Ltd. (Class H Stock)	67,000	40,744
China Railway Signal & Communication Corp. Ltd. (Class H Stock), 144A	48,000	29,744
China Reinsurance Group Corp. (Class H Stock)	256,000	41,508
China Resources Cement Holdings Ltd.	40,000	40,180
China Resources Land Ltd.	46,000	193,130
China Resources Power Holdings Co. Ltd.	8,000	9,724
China Taiping Insurance Holdings Co. Ltd.	18,200	40,726
China Telecom Corp. Ltd. (Class H Stock)	180,000	82,078
China Unicom Hong Kong Ltd.	338,000	359,284
China Vanke Co. Ltd. (Class H Stock)	84,900	295,926
China Zhongwang Holdings Ltd.	33,600	13,714

A2

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
China (cont’d.)
CITIC Securities Co. Ltd. Class H Stock	27,000	$ 50,828
CNOOC Ltd.	335,000	511,556
COSCO SHIPPING Energy Transportation Co. Ltd. (Class H Stock)	34,000	15,092
COSCO SHIPPING Holdings Co. Ltd. (Class H Stock)*	79,500	28,362
Dali Foods Group Co. Ltd., 144A	82,500	50,763
Datang International Power Generation Co. Ltd. (Class H Stock)	158,000	32,688
ENN Energy Holdings Ltd.	4,100	42,630
Geely Automobile Holdings Ltd.	43,000	73,161
GF Securities Co. Ltd. (Class H Stock)*	10,600	11,128
Greentown China Holdings Ltd.	13,000	10,555
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. (Class H Stock)	14,000	46,434
Guangzhou R&F Properties Co. Ltd. (Class H Stock)	24,000	36,390
Guotai Junan Securities Co. Ltd. (Class H Stock), 144A	67,800	105,963
Haitong Securities Co. Ltd. (Class H Stock)	25,200	26,571
Huadian Power International Corp. Ltd. (Class H Stock)	80,000	30,419
Huatai Securities Co. Ltd. (Class H Stock), 144A	16,800	25,275
Industrial & Commercial Bank of China Ltd. (Class H Stock)	898,000	601,905
Jiangxi Copper Co. Ltd. (Class H Stock)	65,000	75,371
Kaisa Group Holdings Ltd.*	29,000	12,775
Kunlun Energy Co. Ltd.	132,000	113,772
KWG Group Holdings Ltd.*	17,000	14,927
Legend Holdings Corp. (Class H Stock), 144A	14,000	30,333
Lenovo Group Ltd.	630,000	420,335
Li Ning Co. Ltd.	63,000	181,251
Logan Property Holdings Co. Ltd.	34,000	48,604
Maanshan Iron & Steel Co. Ltd. (Class H Stock)	54,000	20,379
Metallurgical Corp. of China Ltd. (Class H Stock)	222,000	49,847
MMG Ltd.*	48,000	11,362
Nexteer Automotive Group Ltd.	7,000	5,892
People’s Insurance Co. Group of China Ltd. (The) (Class H Stock)	75,000	30,104
PetroChina Co. Ltd. (Class H Stock)	1,274,000	654,620
PICC Property & Casualty Co. Ltd. (Class H Stock)	203,000	237,274
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	68,500	789,540
Postal Savings Bank of China Co. Ltd. (Class H Stock), 144A	17,000	10,391
Shenzhen Investment Ltd.	50,000	18,426
Shimao Property Holdings Ltd.	32,000	93,582
Shui On Land Ltd.	47,000	9,363
	Shares	Value
Common Stocks (continued)
China (cont’d.)
Sinopec Engineering Group Co. Ltd. (Class H Stock)	27,000	$ 16,983
Sinopharm Group Co. Ltd. (Class H Stock)	8,000	25,104
Sinotrans Ltd. (Class H Stock)	39,000	12,266
Sinotruk Hong Kong Ltd.	16,500	24,552
Sunny Optical Technology Group Co. Ltd.	11,900	175,642
Tencent Holdings Ltd.	67,800	2,855,762
Tingyi Cayman Islands Holding Corp.	4,000	5,636
Tong Ren Tang Technologies Co. Ltd. (Class H Stock)	8,000	7,293
Towngas China Co. Ltd.*	18,000	13,537
Uni-President China Holdings Ltd.	27,000	29,265
Weichai Power Co. Ltd. (Class H Stock)	50,000	72,437
Yihai International Holding Ltd.*	7,000	41,800
Yuexiu Property Co. Ltd.	78,000	16,946
Yuzhou Properties Co. Ltd.	26,000	10,371
Zhongsheng Group Holdings Ltd.	14,000	44,232
Zoomlion Heavy Industry Science and Technology Co. Ltd. (Class H Stock)	18,200	12,387
		17,945,559
Czech Republic — 0.0%
CEZ A/S	7,781	171,903
Komercni banka A/S	912	30,844
		202,747
Denmark — 0.2%
AP Moller - Maersk A/S (Class B Stock)	41	46,340
Carlsberg A/S (Class B Stock)	1,718	253,981
Chr Hansen Holding A/S	3,437	291,741
Coloplast A/S (Class B Stock)	291	35,020
DSV A/S	3,951	375,825
FLSmidth & Co. A/S	304	13,256
Genmab A/S*	1,175	238,645
GN Store Nord A/S	8,624	350,054
H. Lundbeck A/S	6,444	213,708
ISS A/S	8,480	209,942
Novo Nordisk A/S (Class B Stock)	18,225	937,928
Novozymes A/S (Class B Stock)	665	27,954
Rockwool International A/S (Class B Stock)	47	9,400
Royal Unibrew A/S	3,168	261,369
SimCorp A/S	4,544	399,158
Topdanmark A/S	574	27,694
Tryg A/S	8,401	240,837
		3,932,852
Finland — 0.1%
DNA OYJ	104	2,369
Fortum OYJ	13,478	318,692
Kesko OYJ (Class B Stock)	632	39,894
Kone OYJ (Class B Stock)	39,007	2,220,409
Nordea Bank Abp	11,343	80,505

A3

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Finland (cont’d.)
Nordea Bank Abp	5,458	$ 38,721
Valmet OYJ	7,232	140,419
Wartsila OYJ Abp	10,047	112,315
		2,953,324
France — 1.2%
Aeroports de Paris	3,148	560,013
Air Liquide SA	1,487	211,842
Airbus SE	9,540	1,238,568
Amundi SA, 144A	207	14,443
AXA SA	8,333	212,790
BioMerieux	233	19,278
BNP Paribas SA	6,571	320,039
Bouygues SA	29,841	1,197,119
Christian Dior SE	2,545	1,204,729
Credit Agricole SA	5,529	67,132
Danone SA	1,543	135,918
Dassault Aviation SA	322	456,584
Dassault Systemes SE	7,018	1,001,598
Edenred	36,623	1,758,354
Eiffage SA	10,297	1,067,454
Engie SA	40,256	656,829
EssilorLuxottica SA	457	65,836
Gaztransport Et Technigaz SA	3,539	350,506
Hermes International	2,301	1,590,279
Imerys SA	269	10,832
Ipsen SA	907	86,171
Kering SA	1,261	642,450
Korian SA	253	10,410
Lagardere SCA	6,532	144,545
L’Oreal SA	9,887	2,767,001
LVMH Moet Hennessy Louis Vuitton SE	7,828	3,115,329
Natixis SA	18,316	76,106
Nexity SA	467	22,243
Orange SA	12,555	196,944
Pernod Ricard SA	6,045	1,077,069
Publicis Groupe SA	9,728	478,399
Rexel SA	3,631	38,892
Rubis SCA	1,307	75,904
Safran SA	4,991	785,877
Sanofi	11,944	1,108,512
Sartorius Stedim Biotech	2,608	365,067
Schneider Electric SE	11,758	1,030,897
SCOR SE	6,542	270,041
Societe Generale SA	1,372	37,622
Sopra Steria Group	79	9,849
SPIE SA	4,527	90,709
Teleperformance	4,791	1,038,379
Television Francaise 1	1,075	9,443
Thales SA	1,878	216,013
TOTAL SA	25,841	1,347,471
Veolia Environnement SA	17,660	447,632
Vinci SA	6,037	649,976
Vivendi SA	10,846	297,473
		28,576,567
	Shares	Value
Common Stocks (continued)
Germany — 0.7%
adidas AG	3,557	$ 1,107,169
Allianz SE	10,952	2,552,706
BASF SE	3,997	279,509
Bayer AG	10,506	740,343
Bayerische Motoren Werke AG	10,030	705,817
Beiersdorf AG	791	93,300
Carl Zeiss Meditec AG	1,629	185,784
Commerzbank AG	22,816	132,416
CompuGroup Medical SE	3,090	186,093
Covestro AG, 144A	970	47,974
CTS Eventim AG & Co. KGaA	661	37,271
Daimler AG	13,271	659,067
Deutsche Boerse AG	483	75,487
Deutsche Lufthansa AG	2,010	31,948
Deutsche Pfandbriefbank AG, 144A	818	10,001
Deutsche Post AG	14,262	476,511
Deutsche Telekom AG	27,217	456,747
Duerr AG	498	12,926
DWS Group GmbH & Co. KGaA, 144A	368	10,887
Evonik Industries AG	24,148	597,543
Freenet AG	6,586	135,855
Fresenius Medical Care AG & Co. KGaA	1,308	87,992
Fresenius SE & Co. KGaA	9,598	449,137
Grand City Properties SA	711	16,006
Hannover Rueck SE	323	54,638
HeidelbergCement AG	2,860	207,099
Hella GmbH & Co. KGaA	2	89
Henkel AG & Co. KGaA	1,417	129,745
HOCHTIEF AG	5,469	624,595
Hugo Boss AG	1,165	62,567
Infineon Technologies AG	10,882	196,362
Jenoptik AG	2	50
K+S AG	706	9,802
KION Group AG	355	18,678
LEG Immobilien AG	1,272	145,655
Merck KGaA	2,404	270,681
MTU Aero Engines AG	1,406	374,188
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,308	338,387
Nemetschek SE	5,438	277,970
Puma SE	2,739	212,239
Rational AG	22	15,811
SAP SE	17,148	2,017,539
Siemens AG	5,037	539,615
Siemens Healthineers AG, 144A	4,172	164,044
Software AG	15,798	434,348
Stroeer SE & Co. KGaA	376	28,637
Symrise AG	2,442	237,633
Talanx AG	382	16,516
Telefonica Deutschland Holding AG	311,898	870,809
Uniper SE	1,987	65,095
Volkswagen AG	1,137	195,297
Wirecard AG	1,072	171,990
Zalando SE, 144A*	2,221	101,966
		16,870,534

A4

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Hong Kong — 0.2%
AIA Group Ltd.	188,000	$ 1,778,014
Chow Tai Fook Jewellery Group Ltd.	69,000	57,095
CK Asset Holdings Ltd.	24,000	162,558
CK Hutchison Holdings Ltd.	103,500	914,776
CLP Holdings Ltd.	16,000	168,004
Dairy Farm International Holdings Ltd.	28,800	181,164
HKT Trust & HKT Ltd.	18,000	28,572
Hong Kong Exchanges & Clearing Ltd.	7,000	206,215
Hongkong Land Holdings Ltd.	90,300	508,017
Jardine Matheson Holdings Ltd.	8,300	443,810
Jardine Strategic Holdings Ltd.	13,700	409,178
Kerry Properties Ltd.	9,000	27,795
Kingboard Laminates Holdings Ltd.	19,000	17,167
Link REIT	1,500	16,613
MTR Corp. Ltd.	10,500	58,927
NWS Holdings Ltd.	52,000	80,632
Sino Land Co. Ltd.	26,000	39,160
SSY Group Ltd.	18,000	14,242
Sun Hung Kai Properties Ltd.	5,000	72,137
Swire Pacific Ltd. (Class A Stock)	30,000	280,753
Techtronic Industries Co. Ltd.	52,000	362,479
VTech Holdings Ltd.	2,500	21,842
Wheelock & Co. Ltd.	2,000	11,440
		5,860,590
Hungary — 0.0%
MOL Hungarian Oil & Gas PLC	17,317	162,935
OTP Bank Nyrt	7,392	307,747
Richter Gedeon Nyrt	7,971	128,906
		599,588
India — 0.2%
Aurobindo Pharma Ltd.	25,635	213,447
Bajaj Finance Ltd.	309	17,680
Balrampur Chini Mills Ltd.	8,025	17,520
Bata India Ltd.	507	12,331
Bharat Electronics Ltd.	11,609	17,788
Bharat Forge Ltd.	1,251	7,890
Bharat Heavy Electricals Ltd.	9,646	6,601
Birlasoft Ltd.	4,598	4,493
Century Textiles & Industries Ltd.	958	12,271
Dr. Reddy’s Laboratories Ltd.	1,148	43,764
Edelweiss Financial Services Ltd.	5,526	7,414
Escorts Ltd.	902	7,398
GAIL India Ltd.	32,978	62,708
Glenmark Pharmaceuticals Ltd.	3,761	17,267
HCL Technologies Ltd.	24,062	367,193
HDFC Bank Ltd.	10,944	189,481
HDFC Life Insurance Co. Ltd., 144A	11,921	101,268
Hexaware Technologies Ltd.	1,945	10,448
Hindalco Industries Ltd.	56,206	151,878
Hindustan Unilever Ltd.	16,024	448,596
Housing Development Finance Corp. Ltd.	26,894	751,300
India Cements Ltd. (The)	7,285	8,134
Indraprastha Gas Ltd.	3,609	17,833
IndusInd Bank Ltd.	3,777	73,878
Info Edge India Ltd.	387	11,059
	Shares	Value
Common Stocks (continued)
India (cont’d.)
Infosys Ltd.	35,136	$ 400,312
ITC Ltd.	9,825	36,083
Jindal Steel & Power Ltd.*	27,414	40,141
Jubilant Foodworks Ltd.	2,582	49,605
Jubilant Life Sciences Ltd.	1,317	9,404
Just Dial Ltd.*	10,638	103,721
KEC International Ltd.	2,182	8,436
Kotak Mahindra Bank Ltd.	7,837	182,019
KPIT Technologies Ltd.	4,598	6,165
LIC Housing Finance Ltd.	5,075	27,004
Motherson Sumi Systems Ltd.	3,975	5,898
Mphasis Ltd.	644	8,693
NBCC India Ltd.	20,425	10,080
Nestle India Ltd.	81	15,904
Pidilite Industries Ltd.	3,105	63,308
RBL Bank Ltd., 144A	1,083	5,032
Reliance Industries Ltd.	15,371	289,471
Reliance Infrastructure Ltd.	3,412	1,412
SBI Life Insurance Co. Ltd., 144A	2	24
Sun Pharmaceutical Industries Ltd.	14,963	82,340
Tata Chemicals Ltd.	1,270	10,561
Tata Consultancy Services Ltd.	17,302	513,240
Tata Global Beverages Ltd.	7,031	27,416
Tata Motors Ltd.*	44,254	73,504
Tech Mahindra Ltd.	24,162	243,872
UltraTech Cement Ltd.	1,821	111,721
United Breweries Ltd.	634	12,066
United Spirits Ltd.*	25,713	242,248
Wipro Ltd.	23,560	79,840
		5,239,160
Indonesia — 0.1%
Astra International Tbk PT	417,700	194,707
Bank Central Asia Tbk PT	239,300	512,794
Bank Mandiri Persero Tbk PT	432,600	212,834
Bank Negara Indonesia Persero Tbk PT	240,400	124,550
Bank Rakyat Indonesia Persero Tbk PT	277,300	80,568
Bukit ASAm Tbk PT	70,500	11,274
Gudang Garam Tbk PT	9,800	36,187
Pabrik Kertas Tjiwi Kimia Tbk PT	17,500	13,044
Telekomunikasi Indonesia Persero Tbk PT	156,400	47,531
United Tractors Tbk PT	11,400	16,549
		1,250,038
Ireland — 0.0%
Kingspan Group PLC	1,722	84,091
Smurfit Kappa Group PLC	5,598	166,468
		250,559
Israel — 0.0%
Bank Hapoalim BM*	10,421	82,187
Bank Leumi Le-Israel BM	23,481	167,073
Delek Group Ltd.	79	9,216
Elbit Systems Ltd.	690	114,338

A5

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Israel (cont’d.)
Israel Discount Bank Ltd. (Class A Stock)	3,842	$ 16,881
Mizrahi Tefahot Bank Ltd.	231	5,743
Nice Ltd.*	455	66,629
Paz Oil Co. Ltd.	69	10,077
Teva Pharmaceutical Industries Ltd., ADR*(a)	6,425	44,204
		516,348
Italy — 0.1%
Assicurazioni Generali SpA	9,827	190,617
Atlantia SpA	12,468	301,700
Banca Mediolanum SpA	1,328	9,973
Buzzi Unicem SpA	534	12,254
Enel SpA	30,504	228,005
Eni SpA	33,483	512,106
Ferrari NV	8,669	1,340,207
FinecoBank Banca Fineco SpA	921	9,762
Interpump Group SpA	454	14,361
Iren SpA	3,608	10,531
Italgas SpA	4,336	27,998
Moncler SpA	7,755	276,685
Poste Italiane SpA, 144A	5,658	64,379
Recordati SpA	1,169	50,157
Snam SpA	4,910	24,797
UniCredit SpA	3,003	35,420
		3,108,952
Japan — 2.3%
Acom Co. Ltd.	3,000	11,825
Advance Residence Investment Corp., REIT	3	9,864
Advantest Corp.	3,400	151,365
AEON Financial Service Co. Ltd.	9,200	139,210
AGC, Inc.	12,400	385,993
Aica Kogyo Co. Ltd.	600	17,773
Air Water, Inc.	21,500	386,682
Alfresa Holdings Corp.	2,700	60,597
Amada Holdings Co. Ltd.	10,800	117,228
Amano Corp.	400	12,233
Aoyama Trading Co. Ltd.	7,500	130,981
Aozora Bank Ltd.	2,200	55,132
Asahi Group Holdings Ltd.	1,400	69,554
Asahi Kasei Corp.	31,500	312,195
Astellas Pharma, Inc.	63,400	907,457
Benesse Holdings, Inc.	2,300	59,919
Brother Industries Ltd.	1,800	32,834
Calbee, Inc.	1,300	40,565
Canon, Inc.	10,700	286,519
Capcom Co. Ltd.	2,100	55,934
Central Japan Railway Co.	4,600	948,397
Chubu Electric Power Co., Inc.	14,400	209,069
Chugai Pharmaceutical Co. Ltd.	4,200	327,479
Citizen Watch Co. Ltd.	41,300	203,411
Coca-Cola Bottlers Japan Holdings, Inc.	2,000	45,036
Credit Saison Co. Ltd.	2,000	26,959
CyberAgent, Inc.	1,700	65,568
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Dai Nippon Printing Co. Ltd.	10,000	$ 259,057
Daicel Corp.	18,100	154,263
Dai-ichi Life Holdings, Inc.	59,900	908,852
Daiichi Sankyo Co. Ltd.	7,700	487,875
Daikin Industries Ltd.	1,500	198,425
Daito Trust Construction Co. Ltd.	2,800	358,151
Daiwa House Industry Co. Ltd.	2,500	81,595
Denka Co. Ltd.	400	11,124
Denso Corp.	2,200	97,145
Dentsu, Inc.	2,500	88,328
DIC Corp.	900	25,172
DMG Mori Co. Ltd.	2,600	37,194
East Japan Railway Co.	14,500	1,387,385
Eisai Co. Ltd.	8,500	434,213
Electric Power Development Co. Ltd.	10,300	235,816
Fancl Corp.	3,400	91,133
Fast Retailing Co. Ltd.	1,400	835,478
Fuji Electric Co. Ltd.	6,700	206,980
Fuji Media Holdings, Inc.	4,300	55,582
FUJIFILM Holdings Corp.	10,000	440,986
Fujitsu Ltd.	4,700	377,860
Fukuoka Financial Group, Inc.	3,500	66,612
Furukawa Electric Co. Ltd.	500	12,122
Glory Ltd.	1,500	42,284
GS Yuasa Corp.	700	12,163
Gunma Bank Ltd. (The)	3,100	10,103
Hakuhodo DY Holdings, Inc.	5,600	81,395
Hino Motors Ltd.	9,600	79,423
Hirose Electric Co. Ltd.	200	24,659
HIS Co. Ltd.	400	9,965
Hisamitsu Pharmaceutical Co., Inc.	600	26,410
Hitachi Capital Corp.	600	12,255
Hitachi Chemical Co. Ltd.	1,800	58,749
Hitachi Ltd.	10,200	382,282
Hokuriku Electric Power Co.*	1,400	9,436
Honda Motor Co. Ltd.	15,100	392,804
Hoya Corp.	5,400	442,611
IHI Corp.	600	13,105
Iida Group Holdings Co. Ltd.	7,700	125,790
Isetan Mitsukoshi Holdings Ltd.	26,700	213,809
Isuzu Motors Ltd.	13,400	148,223
ITOCHU Corp.	13,800	285,563
Itochu Techno-Solutions Corp.	6,000	159,544
Iyo Bank Ltd. (The)	2,800	14,725
Izumi Co. Ltd.	300	11,784
Japan Airlines Co. Ltd.	5,900	175,180
Japan Airport Terminal Co. Ltd.	2,400	104,558
Japan Exchange Group, Inc.	3,100	48,990
Japan Post Bank Co. Ltd.	33,400	324,857
Japan Post Holdings Co. Ltd.	60,900	562,709
Japan Post Insurance Co. Ltd.	8,800	132,951
Japan Tobacco, Inc.	26,600	582,800
JFE Holdings, Inc.	23,700	286,395
JGC Holdings Corp.	3,200	42,238
JTEKT Corp.	4,700	54,242
JXTG Holdings, Inc.	177,500	811,125
Kajima Corp.	39,100	515,347
Kakaku.com, Inc.	6,000	148,253

A6

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Kandenko Co. Ltd.	1,400	$ 12,579
Kaneka Corp.	9,000	282,114
Kansai Electric Power Co., Inc. (The)	1,400	15,684
Kao Corp.	18,800	1,395,854
Kawasaki Heavy Industries Ltd.	500	11,136
KDDI Corp.	39,400	1,028,527
Keihan Holdings Co. Ltd.	3,800	169,544
Keikyu Corp.	5,900	114,778
Keio Corp.	300	18,733
Kewpie Corp.	600	14,049
Keyence Corp.	500	311,631
Kintetsu Group Holdings Co. Ltd.	2,500	130,576
Kirin Holdings Co. Ltd.	31,700	672,268
Kobayashi Pharmaceutical Co. Ltd.	2,100	160,618
Komatsu Ltd.	700	16,178
Komeri Co. Ltd.	100	2,025
Konami Holdings Corp.	2,000	96,980
Konica Minolta, Inc.	19,200	134,388
Kose Corp.	600	101,945
K’s Holdings Corp.	1,300	14,205
Kyowa Exeo Corp.	500	12,187
Kyowa Kirin Co. Ltd.	2,700	52,758
Lasertec Corp.	300	18,921
Lintec Corp.	500	9,950
Lion Corp.	3,900	77,224
LIXIL Group Corp.	2,500	44,111
Mabuchi Motor Co. Ltd.	400	15,000
Maeda Corp.	1,400	12,261
Marubeni Corp.	32,400	216,257
Matsui Securities Co. Ltd.	1,200	10,107
Mazda Motor Corp.	32,400	288,597
Medipal Holdings Corp.	3,200	71,587
MEIJI Holdings Co. Ltd.	1,300	95,062
Miraca Holdings, Inc.	3,400	77,933
Mitsubishi Chemical Holdings Corp.	6,100	43,679
Mitsubishi Electric Corp.	18,300	244,397
Mitsubishi Estate Co. Ltd.	9,800	189,854
Mitsubishi Gas Chemical Co., Inc.	23,000	309,439
Mitsubishi Heavy Industries Ltd.	11,700	460,159
Mitsubishi Motors Corp.	62,900	274,389
Mitsubishi Tanabe Pharma Corp.	2,300	25,299
Mitsubishi UFJ Financial Group, Inc.	381,300	1,942,143
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,000	11,632
Mitsui & Co. Ltd.	39,100	642,147
Mitsui Chemicals, Inc.	1,300	29,295
Mitsui Fudosan Co. Ltd.	1,800	44,837
Mizuho Financial Group, Inc.	237,300	364,681
MS&AD Insurance Group Holdings, Inc.	6,000	195,142
Murata Manufacturing Co. Ltd.	1,400	67,713
Nagoya Railroad Co. Ltd.	2,200	65,921
NEC Corp.	12,500	530,758
NET One Systems Co. Ltd.	400	10,837
NH Foods Ltd.	700	28,234
Nifco, Inc.	600	14,403
Nikon Corp.	1,700	21,313
Nintendo Co. Ltd.	1,400	521,681
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Nippon Electric Glass Co. Ltd.	10,600	$ 237,210
Nippon Paint Holdings Co. Ltd.	2,700	141,783
Nippon Paper Industries Co. Ltd.	700	11,432
Nippon Shokubai Co. Ltd.	600	34,258
Nippon Steel Corp.	5,400	75,851
Nippon Telegraph & Telephone Corp.	20,400	974,713
Nippon Television Holdings, Inc.	800	10,289
Nissan Chemical Corp.	2,400	100,864
Nissan Motor Co. Ltd.	94,300	589,890
Nitori Holdings Co. Ltd.	400	58,715
Nitto Denko Corp.	14,400	698,728
NOK Corp.	800	11,937
Nomura Holdings, Inc.	31,000	132,351
Nomura Research Institute Ltd.	3,300	66,098
NS Solutions Corp.	500	16,390
NTN Corp.	7,100	20,538
NTT Data Corp.	1,800	23,349
NTT DOCOMO, Inc.	47,100	1,204,841
Obayashi Corp.	7,200	72,134
Obic Co. Ltd.	1,700	195,002
Odakyu Electric Railway Co. Ltd.	1,700	40,837
Oji Holdings Corp.	37,500	176,066
Olympus Corp.	7,400	100,309
Omron Corp.	4,800	265,272
Ono Pharmaceutical Co. Ltd.	1,700	30,921
Oracle Corp.	2,600	226,512
Oriental Land Co. Ltd.	1,500	229,045
ORIX Corp.	53,000	793,496
Otsuka Corp.	5,300	212,158
Otsuka Holdings Co. Ltd.	13,300	500,140
Panasonic Corp.	6,400	52,154
Penta-Ocean Construction Co. Ltd.	12,400	69,072
PeptiDream, Inc.*	900	43,007
Pigeon Corp.	500	20,783
Pola Orbis Holdings, Inc.	24,400	549,329
Recruit Holdings Co. Ltd.	29,000	887,036
Relo Group, Inc.	500	12,322
Rengo Co. Ltd.	1,400	10,134
Resona Holdings, Inc.	106,900	460,616
Ricoh Co. Ltd.	19,300	174,746
Rohm Co. Ltd.	400	30,866
Ryohin Keikaku Co. Ltd.	7,000	131,196
Sanwa Holdings Corp.	1,200	13,489
Sapporo Holdings Ltd.	500	12,513
SCSK Corp.	400	18,776
Secom Co. Ltd.	7,400	677,805
Seino Holdings Co. Ltd.	1,200	15,087
Seria Co. Ltd.	600	14,588
Seven & i Holdings Co. Ltd.	9,200	353,590
Shikoku Electric Power Co., Inc.	1,200	11,340
Shimadzu Corp.	3,000	76,353
Shimizu Corp.	30,100	273,166
Shin-Etsu Chemical Co. Ltd.	1,500	161,927
Shinsei Bank Ltd.	1,500	21,911
Shionogi & Co. Ltd.	6,100	340,155
Shiseido Co. Ltd.	6,200	497,657
Showa Denko KK	4,400	116,423
Skylark Holdings Co. Ltd.	800	14,576

A7

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
SMC Corp.	100	$ 43,091
Softbank Corp.	21,800	295,720
SoftBank Group Corp.	15,700	620,672
Sohgo Security Services Co. Ltd.	2,500	131,504
Sompo Holdings, Inc.	2,300	96,293
Sony Corp.	4,800	284,109
Subaru Corp.	4,200	118,992
Sumitomo Chemical Co. Ltd.	56,100	253,691
Sumitomo Corp.	14,400	225,809
Sumitomo Dainippon Pharma Co. Ltd.	3,100	51,304
Sumitomo Mitsui Financial Group, Inc.	36,300	1,245,290
Sumitomo Mitsui Trust Holdings, Inc.	1,700	61,629
Sumitomo Realty & Development Co. Ltd.	300	11,454
Sumitomo Rubber Industries Ltd.	13,200	157,246
Sundrug Co. Ltd.	9,700	306,323
Suntory Beverage & Food Ltd.	2,200	94,221
Suzuken Co. Ltd.	2,100	113,167
Suzuki Motor Corp.	3,100	131,872
Sysmex Corp.	700	47,113
T&D Holdings, Inc.	43,100	460,022
Taiheiyo Cement Corp.	3,600	96,834
Taisei Corp.	14,900	580,136
Taisho Pharmaceutical Holdings Co. Ltd.	1,900	138,754
Takashimaya Co. Ltd.	2,300	26,908
Takeda Pharmaceutical Co. Ltd.	24,300	832,709
TDK Corp.	1,600	144,490
Terumo Corp.	300	9,711
TIS, Inc.	2,000	115,852
Tobu Railway Co. Ltd.	3,600	116,955
Toho Co. Ltd.	1,100	48,400
Tokio Marine Holdings, Inc.	10,400	558,066
Tokyo Broadcasting System Holdings, Inc.	600	9,760
Tokyo Electric Power Co. Holdings, Inc.*	8,600	42,178
Tokyo Electron Ltd.	3,900	749,136
Tokyo Gas Co. Ltd.	2,100	53,006
Tokyu Corp.	3,800	71,526
Tokyu Fudosan Holdings Corp.	12,400	79,479
Topcon Corp.	900	12,017
Toppan Printing Co. Ltd.	20,500	364,812
Toray Industries, Inc.	7,300	54,478
Toshiba Corp.	2,800	85,686
Tosoh Corp.	2,200	29,390
TOTO Ltd.	4,300	161,841
Toyo Seikan Group Holdings Ltd.	2,000	31,187
Toyobo Co. Ltd.	800	10,553
Toyota Boshoku Corp.	1,500	21,070
Toyota Motor Corp.	26,800	1,798,900
Trend Micro, Inc.	6,800	324,902
Ube Industries Ltd.	32,200	653,138
Unicharm Corp.	700	22,282
West Japan Railway Co.	1,900	160,929
Yamaguchi Financial Group, Inc.	6,900	47,661
Yamaha Motor Co. Ltd.	15,600	283,882
Yamato Holdings Co. Ltd.	15,300	230,950
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Yamato Kogyo Co. Ltd.	400	$ 9,970
Yamazaki Baking Co. Ltd.	3,200	57,187
Yaskawa Electric Corp.	900	33,413
Yokogawa Electric Corp.	5,300	97,646
Z Holdings Corp.	51,200	144,552
Zenkoku Hosho Co. Ltd.	2,000	78,227
Zeon Corp.	9,900	121,488
		55,582,903
Luxembourg — 0.0%
ArcelorMittal	11,860	168,500
Eurofins Scientific SE	40	18,572
Reinet Investments SCA	887	16,040
		203,112
Macau — 0.0%
Sands China Ltd.	37,100	168,356
Malaysia — 0.0%
CIMB Group Holdings Bhd	33,400	40,166
Fraser & Neave Holdings Bhd	2,300	19,149
Genting Bhd	129,500	177,760
Malayan Banking Bhd	18,500	37,618
Petronas Chemicals Group Bhd	13,500	24,315
Petronas Dagangan Bhd	7,400	41,748
Public Bank Bhd	21,900	104,992
QL Resources Bhd	9,900	17,045
Tenaga Nasional Bhd	37,800	123,048
		585,841
Mexico — 0.1%
Alfa SAB de CV (Class A Stock)	58,384	51,479
Alsea SAB de CV*	5,100	11,888
America Movil SAB de CV (Class L Stock)	1,149,608	854,021
Banco del Bajio SA, 144A	6,600	10,903
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	4,600	5,807
Coca-Cola Femsa SAB de CV, UTS	4,600	27,981
Grupo Aeroportuario del Centro Norte SAB de CV	3,100	18,447
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	2,300	22,198
Grupo Bimbo SAB de CV (Class A Stock)	14,200	25,905
Grupo Mexico SAB de CV (Class B Stock)	17,700	41,501
Grupo Televisa SAB, UTS	8,000	15,676
Kimberly-Clark de Mexico SAB de CV (Class A Stock)*	13,700	27,533
Megacable Holdings SAB de CV, UTS	4,800	19,335
Orbia Advance Corp. SAB de CV	19,787	38,784
		1,171,458
Netherlands — 0.4%
Adyen NV, 144A*	351	231,125
Aegon NV	109,866	456,871

A8

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Netherlands (cont’d.)
ASM International NV	407	$ 37,463
ASML Holding NV	1,094	271,887
ASR Nederland NV	12,808	473,428
Euronext NV, 144A	231	18,912
EXOR NV	707	47,394
Heineken Holding NV	8,711	867,217
ING Groep NV	22,776	238,591
Koninklijke Ahold Delhaize NV	2,910	72,747
Koninklijke DSM NV	3,686	443,628
Koninklijke Philips NV	11,419	529,635
NN Group NV	21,614	766,998
NXP Semiconductors NV	2,480	270,618
Randstad NV	5,607	275,630
Royal Dutch Shell PLC (Class A Stock)	94,515	2,769,978
Royal Dutch Shell PLC (Class B Stock)	56,236	1,657,467
Signify NV, 144A	3,876	106,612
Wolters Kluwer NV	4,805	351,120
		9,887,321
New Zealand — 0.0%
a2 Milk Co. Ltd.*	4,814	40,055
Auckland International Airport Ltd.	29,355	167,960
Fisher & Paykel Healthcare Corp. Ltd.	9,121	98,664
Ryman Healthcare Ltd.	10,839	90,220
Spark New Zealand Ltd.	9,099	25,173
		422,072
Norway — 0.1%
Aker BP ASA	1,645	44,056
DNB ASA	26,366	464,344
Equinor ASA	17,682	335,435
Gjensidige Forsikring ASA	3,133	62,059
Leroy Seafood Group ASA	2,926	17,776
Schibsted ASA (Class A Stock)	2,344	69,331
Storebrand ASA	1,668	10,541
Telenor ASA	2,735	54,829
TGS NOPEC Geophysical Co. ASA	1,107	28,115
Tomra Systems ASA	5,377	143,928
Yara International ASA	9,584	413,181
		1,643,595
Philippines — 0.0%
Ayala Corp.	2,120	36,185
Ayala Land, Inc.	92,600	88,265
JG Summit Holdings, Inc.	16,720	23,381
Metropolitan Bank & Trust Co.	19,185	25,341
San Miguel Corp.	3,390	11,221
SM Prime Holdings, Inc.	37,200	26,693
Universal Robina Corp.	6,730	20,247
		231,333
Poland — 0.1%
Bank Polska Kasa Opieki SA	12,736	325,373
Grupa Lotos SA	4,359	96,219
KGHM Polska Miedz SA*	7,344	146,713
PGE Polska Grupa Energetyczna SA*	14,928	29,773
Polski Koncern Naftowy ORLEN SA	18,837	463,721
	Shares	Value
Common Stocks (continued)
Poland (cont’d.)
Polskie Gornictwo Naftowe i Gazownictwo SA	86,512	$ 101,611
Powszechna Kasa Oszczednosci Bank Polski SA	4,099	40,207
Powszechny Zaklad Ubezpieczen SA	4,460	41,596
Santander Bank Polska SA	431	33,689
		1,278,902
Portugal — 0.0%
Galp Energia SGPS SA	39,905	601,340
Russia — 0.1%
Alrosa PJSC	27,110	31,152
Gazprom PJSC	110,791	385,494
Inter RAO UES PJSC	315,000	21,831
LUKOIL PJSC	4,098	340,282
Magnit PJSC, GDR	3,113	40,609
Magnitogorsk Iron & Steel Works PJSC	12,600	7,612
MMC Norilsk Nickel PJSC	628	161,902
Novolipetsk Steel PJSC	12,610	27,649
PhosAgro PJSC, GDR	1,268	16,216
Severstal PJSC	1,880	27,056
Surgutneftegas PJSC	62,795	34,274
Tatneft PJSC	16,075	170,580
		1,264,657
Saudi Arabia — 0.0%
Riyad Bank	15	98
Singapore — 0.1%
CapitaLand Mall Trust, REIT	152,600	290,329
DBS Group Holdings Ltd.	12,800	231,622
IGG, Inc.	11,000	6,866
Keppel Corp. Ltd.	162,600	697,852
Keppel REIT	15,500	14,127
Oversea-Chinese Banking Corp. Ltd.	61,100	479,674
Singapore Exchange Ltd.	7,600	46,603
Singapore Technologies Engineering Ltd.	190,700	529,926
Singapore Telecommunications Ltd.	107,700	241,559
Suntec Real Estate Investment Trust, REIT	266,900	367,069
United Overseas Bank Ltd.	25,800	479,053
Venture Corp. Ltd.	1,000	11,101
		3,395,781
South Africa — 0.2%
Absa Group Ltd.	5,183	52,379
Anglo American Platinum Ltd.	4,715	284,078
Anglo American PLC (BATE)	38,360	880,706
Anglo American PLC (XJSE)	10,478	242,794
AngloGold Ashanti Ltd.	8,737	160,693
Aspen Pharmacare Holdings Ltd.	3,426	19,473
Barloworld Ltd.	1,017	7,766
Bidvest Group Ltd. (The)	4,914	61,927
Clicks Group Ltd.	1,507	21,390
FirstRand Ltd.	66,905	274,886
Gold Fields Ltd.	10,876	53,868
Growthpoint Properties Ltd., REIT	16,348	24,966

A9

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
South Africa (cont’d.)
Impala Platinum Holdings Ltd.*	4,189	$ 26,356
Imperial Logistics Ltd.	2,273	7,838
Investec Ltd.	11,346	59,816
Kumba Iron Ore Ltd.	1,519	37,547
Liberty Holdings Ltd.	3,862	28,659
Momentum Metropolitan Holdings	19,350	23,886
MultiChoice Group*	3,150	24,500
Naspers Ltd. (Class N Stock)	3,168	479,121
Nedbank Group Ltd.	2,390	35,801
Netcare Ltd.	11,742	13,593
Redefine Properties Ltd., REIT	21,301	11,013
Remgro Ltd.	8,573	92,380
RMB Holdings Ltd.	11,625	57,588
Sanlam Ltd.	23,915	117,768
SPAR Group Ltd. (The)	2,467	31,074
Standard Bank Group Ltd.	26,360	304,079
		3,435,945
South Korea — 0.2%
Amorepacific Corp.	351	41,397
Celltrion, Inc.*	875	120,549
Doosan Bobcat, Inc.	866	25,634
Doosan Infracore Co. Ltd.*	797	4,206
Fila Korea Ltd.	504	24,501
Hana Financial Group, Inc.	2,349	69,300
Hanwha Aerospace Co. Ltd.*	609	21,515
Hanwha Chemical Corp.	1,701	25,638
Helixmith Co. Ltd.*	170	9,473
Hyundai Engineering & Construction Co. Ltd.	1,145	44,531
Hyundai Mobis Co. Ltd.	755	159,434
Hyundai Motor Co.	1,619	181,612
Industrial Bank of Korea	5,566	61,455
KB Financial Group, Inc.	3,136	112,143
Kia Motors Corp.	9,760	372,743
Korea Zinc Co. Ltd.	279	104,562
KT Corp.	49	1,125
LG Electronics, Inc.	5,447	308,252
LG Household & Health Care Ltd.	146	159,800
LG Innotek Co. Ltd.	151	14,416
Medy-Tox, Inc.*	39	11,772
NAVER Corp.	969	127,554
NH Investment & Securities Co. Ltd.	5,622	59,843
Poongsan Corp.	532	9,943
POSCO	3,148	599,513
Samsung Electronics Co. Ltd.	46,738	1,918,783
Samsung Life Insurance Co. Ltd.	280	16,642
Samsung SDS Co. Ltd.	947	151,054
Shinhan Financial Group Co. Ltd.	5,734	200,366
SillaJen, Inc.*	594	4,053
SK Hynix, Inc.	508	35,004
SK Innovation Co. Ltd.	1,143	159,042
		5,155,855
Spain — 0.3%
Acciona SA(a)	1,313	138,909
Acerinox SA	2,424	20,737
	Shares	Value
Common Stocks (continued)
Spain (cont’d.)
ACS Actividades de Construccion y Servicios SA	4,782	$ 191,170
Aena SME SA, 144A	7,773	1,423,879
Amadeus IT Group SA	3,857	276,363
Applus Services SA	1,506	19,551
Banco Bilbao Vizcaya Argentaria SA	193,927	1,010,681
Banco Santander SA	140,473	572,539
Bankia SA	5,783	10,913
Bankinter SA	1,844	11,650
CaixaBank SA	11,457	30,088
Grifols SA	4,229	124,711
Iberdrola SA	33,013	343,297
Industria de Diseno Textil SA	19,406	600,587
Merlin Properties Socimi SA, REIT	4,781	66,785
Red Electrica Corp. SA	2,544	51,680
Repsol SA	41,848	654,100
Telefonica SA	176,078	1,344,750
		6,892,390
Sweden — 0.2%
AAK AB	640	12,413
Assa Abloy AB (Class B Stock)	48,092	1,070,244
Atlas Copco AB (Class A Stock)	6,751	207,653
Atlas Copco AB (Class B Stock)	221	5,985
Elekta AB (Class B Stock)	12,994	171,327
Epiroc AB (Class A Stock)	20,582	222,988
Essity AB (Class B Stock)	8,394	244,696
Evolution Gaming Group AB, 144A	1,728	34,079
Fabege AB	13,011	214,324
Hennes & Mauritz AB (Class B Stock)	3,344	64,816
ICA Gruppen AB	6,802	313,965
Industrivarden AB (Class C Stock)	17,155	375,573
Investor AB (Class B Stock)	4,438	216,910
Kinnevik AB (Class B Stock)	6,778	178,469
Lundin Petroleum AB	971	29,143
Skandinaviska Enskilda Banken AB (Class A Stock)	11,869	109,118
SSAB AB (Class A Stock)	5,882	16,383
Swedbank AB (Class A Stock)	1,784	25,694
Swedish Match AB	7,205	297,983
Telefonaktiebolaget LM Ericsson (Class B Stock)	18,480	147,481
Volvo AB (Class B Stock)	126,348	1,774,941
		5,734,185
Switzerland — 0.9%
Alcon, Inc.*	236	13,762
Banque Cantonale Vaudoise	12	9,196
Barry Callebaut AG	17	35,081
Chocoladefabriken Lindt & Spruengli AG	6	495,941
Clariant AG*	7,004	136,202
Credit Suisse Group AG*	10,040	123,054
dormakaba Holding AG*	22	14,179
Dufry AG*	1,271	106,285
Flughafen Zurich AG	2,030	376,070
Galenica AG, 144A*	2,302	132,303
Geberit AG	69	32,932

A10

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Switzerland (cont’d.)
Givaudan SA	97	$ 270,901
Glencore PLC*	164,117	493,048
IWG PLC	22,644	113,710
LafargeHolcim Ltd.*	17,085	840,072
Landis+Gyr Group AG*	2,203	197,274
Logitech International SA	12,339	501,459
Lonza Group AG*	81	27,380
Nestle SA	47,384	5,138,932
Novartis AG	43,345	3,754,406
Pargesa Holding SA	358	27,517
Partners Group Holding AG	57	43,665
PSP Swiss Property AG	2,661	337,885
Roche Holding AG	15,698	4,571,808
SGS SA	32	79,413
Sika AG	3,368	492,797
STMicroelectronics NV	4,441	85,927
Straumann Holding AG	932	762,816
Sunrise Communications Group AG, 144A*(a)	10,617	826,966
Temenos AG*	4,522	757,134
UBS Group AG*	35,073	398,199
		21,196,314
Taiwan — 0.4%
Accton Technology Corp.	5,000	26,440
Cathay Financial Holding Co. Ltd.	243,000	320,406
Chailease Holding Co. Ltd.	3,090	12,467
China Development Financial Holding Corp.	42,000	12,518
China Life Insurance Co. Ltd.*	193,981	153,770
Chipbond Technology Corp.	8,000	14,888
CTBC Financial Holding Co. Ltd.	721,680	479,511
Delta Electronics, Inc.	57,000	243,768
Elan Microelectronics Corp.	6,000	16,636
Formosa Petrochemical Corp.	44,000	139,327
Fubon Financial Holding Co. Ltd.	447,000	641,844
Hon Hai Precision Industry Co. Ltd.	11,000	26,019
Innolux Corp.	406,000	86,531
Largan Precision Co. Ltd.	4,000	576,031
Lite-On Technology Corp.	30,189	47,888
MediaTek, Inc.	72,000	859,532
Novatek Microelectronics Corp.	19,000	109,298
Quanta Computer, Inc.	92,000	167,894
Radiant Opto-Electronics Corp.	43,000	164,546
Realtek Semiconductor Corp.	43,000	319,925
Sercomm Corp.	6,000	15,320
Simplo Technology Co. Ltd.	2,400	20,143
Sitronix Technology Corp.	4,000	21,531
TaiMed Biologics, Inc.*	1,000	4,829
Taiwan Semiconductor Manufacturing Co. Ltd.	321,000	2,825,980
TPK Holding Co. Ltd.*	6,000	10,845
Tripod Technology Corp.	4,000	14,416
Unimicron Technology Corp.	19,000	26,921
Uni-President Enterprises Corp.	321,000	773,530
Wistron NeWeb Corp.	5,000	13,198
WPG Holdings Ltd.	33,120	40,788
	Shares	Value
Common Stocks (continued)
Taiwan (cont’d.)
Yuanta Financial Holding Co. Ltd.	461,000	$ 274,769
		8,461,509
Thailand — 0.1%
Advanced Info Service PCL, NVDR	10,400	74,864
Bangkok Chain Hospital PCL, NVDR	17,200	8,888
Berli Jucker PCL, NVDR	181,600	313,366
CK Power PCL, NVDR	99,600	18,738
CP ALL PCL, NVDR	188,500	501,036
Gulf Energy Development PCL	4,900	25,686
Gulf Energy Development PCL, NVDR	4,800	25,144
Home Product Center PCL, NVDR	91,600	51,251
PTT Exploration & Production PCL, NVDR	31,900	126,246
Ratch Group PCL, NVDR	5,600	13,084
Siam Commercial Bank PCL (The), NVDR	29,800	115,065
Thanachart Capital PCL, NVDR	14,700	27,414
True Corp. PCL, NVDR	129,900	22,322
		1,323,104
Turkey — 0.0%
Akbank T.A.S.*	165,815	239,004
Eregli Demir ve Celik Fabrikalari TAS	31,046	37,735
Haci Omer Sabanci Holding A/S	47,687	80,892
KOC Holding A/S	7,820	26,181
TAV Havalimanlari Holding A/S	7,514	31,470
Tekfen Holding A/S	2,660	9,035
Tupras Turkiye Petrol Rafinerileri A/S	386	9,823
Turkiye Garanti Bankasi A/S*	134,543	243,812
Turkiye Is Bankasi A/S (Class C Stock)*	116,500	129,564
Ulker Biskuvi Sanayi A/S*	2,710	9,446
Yapi ve Kredi Bankasi A/S*	26,856	11,480
		828,442
United Arab Emirates — 0.0%
NMC Health PLC	198	6,618
United Kingdom — 1.3%
3i Group PLC	6,494	93,032
Ashmore Group PLC	25,555	159,374
Ashtead Group PLC	7,390	205,833
Associated British Foods PLC	742	21,000
AstraZeneca PLC	17,449	1,556,600
Auto Trader Group PLC, 144A	104,670	655,876
Aviva PLC	7,530	36,921
BAE Systems PLC	10,120	70,781
Barclays PLC	139,721	257,836
Barratt Developments PLC	50,216	399,826
Bellway PLC	410	16,865
Berkeley Group Holdings PLC	4,811	246,794
boohoo Group PLC*	20,273	66,044
BP PLC	254,322	1,610,824
British American Tobacco PLC	38,316	1,413,614
British Land Co. PLC (The), REIT	14,010	100,741
BT Group PLC	20,513	45,024
Bunzl PLC	6,873	179,335

A11

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
United Kingdom (cont’d.)
Centrica PLC	183,082	$ 165,660
Close Brothers Group PLC	5	87
Coca-Cola European Partners PLC	2,053	113,839
Compass Group PLC	72,852	1,874,978
DCC PLC	3,542	308,651
Dechra Pharmaceuticals PLC	425	14,462
Derwent London PLC, REIT	238	9,849
Diageo PLC	69,432	2,837,746
Dialog Semiconductor PLC*	1,028	48,648
Direct Line Insurance Group PLC	9,237	34,068
easyJet PLC	1,673	23,619
Electrocomponents PLC	12,958	102,335
Experian PLC	10,398	332,006
Fiat Chrysler Automobiles NV	10,548	136,649
GlaxoSmithKline PLC	168,500	3,604,833
Greggs PLC	5,929	152,307
GVC Holdings PLC	3,411	31,275
Halma PLC	1,312	31,753
Hargreaves Lansdown PLC	2,069	52,821
HomeServe PLC	2,102	30,647
HSBC Holdings PLC	297,156	2,280,228
IG Group Holdings PLC	49,215	364,450
Imperial Brands PLC	631	14,156
Inchcape PLC	31,455	244,245
Informa PLC	3,980	41,673
Intertek Group PLC	14,085	949,397
J Sainsbury PLC	72,833	196,440
JD Sports Fashion PLC	4,814	44,399
John Wood Group PLC	6,828	31,821
Jupiter Fund Management PLC	15,979	69,814
Kingfisher PLC	8,343	21,176
Land Securities Group PLC, REIT	3,107	32,710
Legal & General Group PLC	129,705	396,086
Liberty Global PLC (Class C Stock)*(a)	5,299	126,063
Linde PLC	4,472	866,316
Lloyds Banking Group PLC	30,417	20,232
London Stock Exchange Group PLC	1,927	173,209
Man Group PLC	84,852	182,156
Marks & Spencer Group PLC	42,240	95,704
Moneysupermarket.com Group PLC	60,336	280,444
National Grid PLC	32,311	350,536
Next PLC	2,010	152,715
Ocado Group PLC*	8,310	135,409
Pearson PLC	11,866	107,670
Persimmon PLC	7,052	188,107
Petrofac Ltd.	26,209	128,940
Reckitt Benckiser Group PLC	4,857	378,606
RELX PLC	8,874	210,513
Rentokil Initial PLC	7,979	45,886
Rolls-Royce Holdings PLC*	643	6,248
Rotork PLC	4,653	17,792
Royal Bank of Scotland Group PLC	42,668	108,628
Royal Mail PLC	86,071	223,341
RSA Insurance Group PLC	10,297	67,558
Sage Group PLC (The)	3,602	30,625
Schroders PLC	1,540	58,142
Severn Trent PLC	2,413	64,230
Smith & Nephew PLC	8,337	200,942
	Shares	Value
Common Stocks (continued)
United Kingdom (cont’d.)
Spirax-Sarco Engineering PLC	4,235	$ 407,637
SSP Group PLC	18,555	141,367
Standard Chartered PLC	21,759	182,755
Standard Life Aberdeen PLC	24,599	86,416
Subsea 7 SA	18,414	190,250
Taylor Wimpey PLC	71,975	142,838
Tesco PLC	43,855	129,775
Unilever NV	30,620	1,841,692
Unilever PLC	18,389	1,104,598
Vodafone Group PLC	347,984	693,318
WH Smith PLC	1,258	30,705
Whitbread PLC	3,125	164,826
Wm Morrison Supermarkets PLC	308,231	758,650
WPP PLC	5,751	71,890
		31,895,877
United States — 17.6%
3M Co.	2,214	363,982
Abbott Laboratories	17,422	1,457,699
AbbVie, Inc.	38,577	2,921,050
Accenture PLC (Class A Stock)	2,617	503,380
Acuity Brands, Inc.	1,975	266,210
Adobe, Inc.*	6,994	1,932,092
ADT, Inc.(a)	20,275	127,124
Advance Auto Parts, Inc.	340	56,236
Advanced Micro Devices, Inc.*(a)	4,484	129,991
AECOM*	2,912	109,375
Aflac, Inc.	6,341	331,761
Agilent Technologies, Inc.	2,798	214,411
Air Products & Chemicals, Inc.	7,404	1,642,651
Albemarle Corp.(a)	4,946	343,846
Alcoa Corp.*	10,274	206,199
Alexion Pharmaceuticals, Inc.*	1,844	180,601
Align Technology, Inc.*	944	170,788
Alkermes PLC*	1,478	28,836
Allegion PLC	14,852	1,539,410
Allergan PLC	5,415	911,290
Alliant Energy Corp.	18,185	980,717
Allison Transmission Holdings, Inc.	600	28,230
Allstate Corp. (The)	8,923	969,752
Ally Financial, Inc.	21,322	707,037
Alnylam Pharmaceuticals, Inc.*	1,146	92,161
Alphabet, Inc. (Class A Stock)*	4,116	5,026,212
Alphabet, Inc. (Class C Stock)*	5,106	6,224,214
Altria Group, Inc.	48,262	1,973,916
Amazon.com, Inc.*	8,701	14,725,788
AMC Networks, Inc. (Class A Stock)*	8,783	431,772
Amdocs Ltd.	7,260	479,959
American Airlines Group, Inc.	4,894	131,991
American Electric Power Co., Inc.	3,088	289,315
American Express Co.	24,718	2,923,645
American Financial Group, Inc.	755	81,427
American Tower Corp., REIT	4,181	924,545
American Water Works Co., Inc.	16,112	2,001,594
Ameriprise Financial, Inc.	977	143,717
AmerisourceBergen Corp.	15,793	1,300,238
AMETEK, Inc.	15,442	1,417,884
Amgen, Inc.	12,304	2,380,947

A12

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Anthem, Inc.	7,662	$ 1,839,646
Aon PLC	1,798	348,039
Apple, Inc.	74,280	16,636,492
Applied Materials, Inc.	27,221	1,358,328
Aptiv PLC	3,068	268,205
Arconic, Inc.	2,492	64,792
Arthur J Gallagher & Co.	9,089	814,102
AT&T, Inc.	88,656	3,354,743
Automatic Data Processing, Inc.	20,442	3,299,748
AutoZone, Inc.*	897	972,904
Baker Hughes a GE Co.	11,105	257,636
Ball Corp.	3,508	255,417
Bank of America Corp.	128,935	3,761,034
Bank of New York Mellon Corp. (The)	4,875	220,399
Bausch Health Cos., Inc.*	3,892	84,899
Baxter International, Inc.	6,837	598,032
Becton, Dickinson & Co.	1,455	368,057
Berkshire Hathaway, Inc. (Class B Stock)*	28,707	5,971,630
Best Buy Co., Inc.	5,165	356,333
Biogen, Inc.*	5,525	1,286,330
BioMarin Pharmaceutical, Inc.*	1,392	93,821
Boeing Co. (The)	7,118	2,708,185
Booking Holdings, Inc.*	460	902,801
Boston Properties, Inc., REIT	2,022	262,173
Boston Scientific Corp.*	9,453	384,643
Boyd Gaming Corp.	5,486	131,390
Brandywine Realty Trust, REIT	10,711	162,272
Bristol-Myers Squibb Co.(a)	58,665	2,974,902
Broadcom, Inc.	3,343	922,902
Brown & Brown, Inc.	3,902	140,706
C.H. Robinson Worldwide, Inc.(a)	17,751	1,504,930
Cabot Oil & Gas Corp.	5,034	88,447
Cadence Design Systems, Inc.*	335	22,137
Camden Property Trust, REIT	569	63,165
Capital One Financial Corp.	13,365	1,215,948
Cardinal Health, Inc.	3,603	170,026
Cargurus, Inc.*	3	93
Carlisle Cos., Inc.	660	96,056
Caterpillar, Inc.(a)	3,946	498,419
CBS Corp. (Class B Stock)	1,062	42,873
CDK Global, Inc.	222	10,676
CDW Corp.(a)	7,078	872,293
Celgene Corp.*	15,729	1,561,890
CenturyLink, Inc.	25,863	322,770
Cerner Corp.	2,996	204,237
CF Industries Holdings, Inc.	2,759	135,743
Charles Schwab Corp. (The)	30,177	1,262,304
Charter Communications, Inc. (Class A Stock)*	558	229,963
Chevron Corp.	25,321	3,003,071
Chubb Ltd.	512	82,657
Church & Dwight Co., Inc.	14,254	1,072,471
Ciena Corp.*(a)	5,141	201,681
Cigna Corp.	11,214	1,702,173
Cincinnati Financial Corp.	5,808	677,619
Cinemark Holdings, Inc.	834	32,226
Cirrus Logic, Inc.*	6,589	353,039
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Cisco Systems, Inc.	70,125	$ 3,464,876
Citigroup, Inc.	16,093	1,111,704
Citizens Financial Group, Inc.	23,830	842,867
Clear Channel Outdoor Holdings, Inc.*(a)	103,459	260,717
Clorox Co. (The)	1,204	182,851
CME Group, Inc.	6,551	1,384,488
Coca-Cola Co. (The)	37,460	2,039,322
Comcast Corp. (Class A Stock)	51,622	2,327,120
Comerica, Inc.	1,040	68,630
ConocoPhillips	41,265	2,351,280
Consolidated Edison, Inc.	17,560	1,658,893
Constellation Brands, Inc. (Class A Stock)	1,519	314,858
Constellium SE*	62,367	792,685
Continental Resources, Inc.*	5,335	164,265
Copart, Inc.*	1,244	99,931
Corning, Inc.	641	18,281
Corteva, Inc.	3,215	90,020
CoStar Group, Inc.*	1,184	702,349
Costco Wholesale Corp.	9,764	2,813,106
Coty, Inc. (Class A Stock)	5,797	60,926
Crane Co.	8,944	721,155
Crown Holdings, Inc.*	3,760	248,386
CSX Corp.	19,825	1,373,278
Cullen/Frost Bankers, Inc.	1,682	148,941
Cummins, Inc.	3,250	528,677
CVS Health Corp.	45,627	2,877,695
D.R. Horton, Inc.	11,971	630,991
Dana, Inc.	8,023	115,852
Danaher Corp.	18,034	2,604,651
Darden Restaurants, Inc.(a)	13,176	1,557,667
DaVita, Inc.*	5,253	299,789
Deere & Co.	982	165,644
Dell Technologies, Inc. (Class C Stock)*	2,774	143,860
Delta Air Lines, Inc.	1,737	100,051
DENTSPLY SIRONA, Inc.	873	46,540
Devon Energy Corp.	23,972	576,766
DexCom, Inc.*	491	73,277
Discover Financial Services	11,823	958,727
Discovery, Inc. (Class A Stock)*(a)	5,772	153,708
Discovery, Inc. (Class C Stock)*	22	542
Dollar General Corp.	6,419	1,020,236
Domino’s Pizza, Inc.	1,164	284,703
Domtar Corp.	7,516	269,148
Dow, Inc.	4,518	215,283
Dropbox, Inc. (Class A Stock)*	8,537	172,191
DTE Energy Co.	14,087	1,873,007
Duke Energy Corp.	1,528	146,474
DuPont de Nemours, Inc.	20,347	1,450,945
East West Bancorp, Inc.	2,221	98,368
Eaton Corp. PLC	2,146	178,440
Ecolab, Inc.	10,001	1,980,598
Edison International	7,413	559,088
Edwards Lifesciences Corp.*	2,125	467,309
Elanco Animal Health, Inc.*	7,582	201,605
Electronic Arts, Inc.*	2,704	264,505

A13

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Element Solutions, Inc.*	103,807	$ 1,056,755
Eli Lilly & Co.	23,638	2,643,438
Emerson Electric Co.	6,036	403,567
EOG Resources, Inc.	20,036	1,487,072
Estee Lauder Cos., Inc. (The) (Class A Stock)	8,836	1,757,922
Evercore, Inc. (Class A Stock)	4,441	355,724
Exact Sciences Corp.*	1,542	139,351
Exelon Corp.	7,377	356,383
Expedia Group, Inc.	859	115,458
Expeditors International of Washington, Inc.	6,882	511,264
Extended Stay America, Inc., UTS	21,515	314,980
Exxon Mobil Corp.	66,358	4,685,538
Facebook, Inc. (Class A Stock)*	40,421	7,198,172
FactSet Research Systems, Inc.	843	204,824
FedEx Corp.	8,672	1,262,383
Fidelity National Information Services, Inc.	9,114	1,209,975
First American Financial Corp.	14,319	844,964
First Horizon National Corp.	17,268	279,742
Fiserv, Inc.*	2,974	308,077
Fluor Corp.	7,359	140,778
FMC Corp.	131	11,486
Ford Motor Co.	142,875	1,308,735
Fortune Brands Home & Security, Inc.	257	14,058
Fox Corp. (Class B Stock)	1,608	50,716
Freeport-McMoRan, Inc.	25,947	248,313
frontdoor, Inc.*	2,765	134,296
Gaming & Leisure Properties, Inc., REIT	10,260	392,342
Garmin Ltd.	2,034	172,259
GATX Corp.(a)	9,721	753,669
Generac Holdings, Inc.*	5,915	463,381
General Dynamics Corp.	2,604	475,829
General Electric Co.	65,549	586,008
General Mills, Inc.	24,360	1,342,723
General Motors Co.	25,691	962,899
Gilead Sciences, Inc.	65,965	4,180,862
Globe Life, Inc.	9,295	890,089
GoDaddy, Inc. (Class A Stock)*	9,873	651,421
Goldman Sachs Group, Inc. (The)	1,605	332,604
Goodyear Tire & Rubber Co. (The)	21,950	316,190
GrubHub, Inc.*	672	37,773
H&R Block, Inc.	12,054	284,715
Halliburton Co.	5,868	110,612
Harley-Davidson, Inc.(a)	6,108	219,705
HCA Healthcare, Inc.	7,435	895,323
HEICO Corp.	1,070	133,622
HEICO Corp. (Class A Stock)	964	93,807
Henry Schein, Inc.*(a)	2,288	145,288
Hershey Co. (The)	11,563	1,792,149
Hess Corp.	5,008	302,884
Hewlett Packard Enterprise Co.	12,446	188,806
Hologic, Inc.*	14,784	746,444
Home Depot, Inc. (The)	26,154	6,068,251
Honeywell International, Inc.	10,584	1,790,813
Host Hotels & Resorts, Inc., REIT	22,204	383,907
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
HP, Inc.	41,492	$ 785,029
Hubbell, Inc.	3,244	426,262
Humana, Inc.	794	203,002
Huntington Ingalls Industries, Inc.	1,105	234,028
IAC/InterActiveCorp*	467	101,792
IDACORP, Inc.	1,835	206,749
IDEX Corp.	2,941	481,971
IDEXX Laboratories, Inc.*	3,285	893,290
Illumina, Inc.*	1,252	380,883
Incyte Corp.*	3,184	236,348
Ingersoll-Rand PLC	5,488	676,176
Insperity, Inc.	3,282	323,671
Intel Corp.	68,129	3,510,687
Intercontinental Exchange, Inc.	15,128	1,395,861
International Business Machines Corp.	7,367	1,071,309
International Flavors & Fragrances, Inc.	—	17
International Game Technology PLC	6,079	86,383
Interpublic Group of Cos., Inc. (The)	78,748	1,697,807
Intuit, Inc.	7,702	2,048,270
Intuitive Surgical, Inc.*	302	163,059
Invesco Ltd.	6,523	110,500
Invitation Homes, Inc., REIT	19,297	571,384
Ionis Pharmaceuticals, Inc.*	1,425	85,372
IQVIA Holdings, Inc.*	620	92,616
J.B. Hunt Transport Services, Inc.	1,462	161,770
Jacobs Engineering Group, Inc.(a)	2,307	211,090
Jazz Pharmaceuticals PLC*	915	117,248
JBS SA	76,577	603,040
Jefferies Financial Group, Inc.	862	15,861
Johnson & Johnson	68,333	8,840,924
JPMorgan Chase & Co.	47,140	5,547,907
Kimberly-Clark Corp.	8,550	1,214,527
Kinder Morgan, Inc.	9,468	195,135
Knight-Swift Transportation Holdings, Inc.(a)	3,690	133,947
Kroger Co. (The)	6,617	170,586
L3Harris Technologies, Inc.	2,405	501,779
Laboratory Corp. of America Holdings*	1,690	283,920
Lam Research Corp.	2,500	577,775
Lamar Advertising Co. (Class A Stock), REIT	2,092	171,398
Landstar System, Inc.	3,925	441,876
Las Vegas Sands Corp.	5,171	298,677
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	927	38,535
Lincoln National Corp.	10,147	612,067
Live Nation Entertainment, Inc.*	4,655	308,813
Lockheed Martin Corp.	10,896	4,250,094
Lowe’s Cos., Inc.	10,235	1,125,441
Lululemon Athletica, Inc.*	5,199	1,000,963
Lyft, Inc. (Class A Stock)*(a)	8,571	350,040
LyondellBasell Industries NV (Class A Stock)	5,421	485,017
Manhattan Associates, Inc.*	1,202	96,965
Marathon Oil Corp.	29,214	358,456
Marathon Petroleum Corp.	6,028	366,201
MarketAxess Holdings, Inc.	18	5,895

A14

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Marriott International, Inc. (Class A Stock)	2,385	$ 296,622
Marvell Technology Group Ltd.	4,026	100,529
Masco Corp.	501	20,882
MasTec, Inc.*	4,380	284,393
Mastercard, Inc. (Class A Stock)	21,371	5,803,722
Match Group, Inc.(a)	539	38,506
McDonald’s Corp.	10,414	2,235,990
McKesson Corp.	4,096	559,759
Medtronic PLC	21,286	2,312,085
Merck & Co., Inc.	58,338	4,910,893
Mercury General Corp.	527	29,449
MetLife, Inc.	22,192	1,046,575
Mettler-Toledo International, Inc.*	611	430,388
Micron Technology, Inc.*	2,303	98,684
Microsoft Corp.	104,395	14,514,037
Moelis & Co. (Class A Stock)	1,166	38,303
Molson Coors Brewing Co. (Class B Stock)	2,016	115,920
Monster Beverage Corp.*	15,822	918,625
Moody’s Corp.	1,118	229,000
Morgan Stanley	55,880	2,384,400
MSCI, Inc.	1,318	286,994
Mylan NV*	9,522	188,345
National Instruments Corp.	20,720	870,033
Nektar Therapeutics*	3,404	62,004
NetApp, Inc.	4,665	244,959
Netflix, Inc.*	5,359	1,434,176
News Corp. (Class A Stock)	887	12,347
NextEra Energy, Inc.	464	108,107
NIKE, Inc. (Class B Stock)	13,173	1,237,208
Noble Energy, Inc.	419	9,411
Norfolk Southern Corp.	2,617	470,170
Northrop Grumman Corp.	4,212	1,578,615
Nucor Corp.	3,601	183,327
NVIDIA Corp.	12,802	2,228,444
NVR, Inc.*	42	156,129
Occidental Petroleum Corp.	3,169	140,925
OGE Energy Corp.	21,919	994,684
Okta, Inc.*	1,085	106,829
Old Dominion Freight Line, Inc.	1,681	285,720
Oracle Corp.	9,661	531,645
O’Reilly Automotive, Inc.*	1,014	404,089
Oshkosh Corp.	11,509	872,382
Outfront Media, Inc., REIT	19,056	529,376
PACCAR, Inc.	36,973	2,588,480
Palo Alto Networks, Inc.*	44	8,969
Park Hotels & Resorts, Inc., REIT	26,406	659,358
Parker-Hannifin Corp.	1,413	255,202
Parsley Energy, Inc. (Class A Stock)	802	13,474
Parsons Corp.*	1,797	59,265
Patterson-UTI Energy, Inc.	15,476	132,320
Paychex, Inc.	21,514	1,780,714
Paycom Software, Inc.*	213	44,621
Paylocity Holding Corp.*	1,117	108,997
PayPal Holdings, Inc.*	4,135	428,345
Penn National Gaming, Inc.*	2,402	44,737
Penumbra, Inc.*	550	73,969
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
PepsiCo, Inc.	26,918	$ 3,690,458
Performance Food Group Co.*	6,372	293,176
Perrigo Co. PLC	2,753	153,865
Pfizer, Inc.	116,992	4,203,523
Philip Morris International, Inc.	27,483	2,086,784
Phillips 66	9,027	924,365
Pinnacle West Capital Corp.	5,193	504,084
Pinterest, Inc. (Class A Stock)*(a)	10,779	285,105
Pioneer Natural Resources Co.	476	59,867
Planet Fitness, Inc. (Class A Stock)*	827	47,858
PPG Industries, Inc.	3,011	356,834
Procter & Gamble Co. (The)	39,635	4,929,801
Progressive Corp. (The)	6,241	482,117
Prologis, Inc., REIT	21,748	1,853,365
PulteGroup, Inc.	4,453	162,757
QIAGEN NV*	2,132	70,165
Qorvo, Inc.*	3,947	292,631
QUALCOMM, Inc.	16,076	1,226,277
Quest Diagnostics, Inc.	2,744	293,690
Raytheon Co.	7,527	1,476,722
Regeneron Pharmaceuticals, Inc.*	3,094	858,276
Regions Financial Corp.	4,743	75,034
Resideo Technologies, Inc.*	5,622	80,676
RLJ Lodging Trust, REIT	11,951	203,047
Robert Half International, Inc.	10,435	580,812
Rockwell Automation, Inc.	2,501	412,165
Roku, Inc.*(a)	2,303	234,353
Roper Technologies, Inc.	3,065	1,092,979
Ross Stores, Inc.	7,568	831,345
Royal Caribbean Cruises Ltd.	3,478	376,772
S&P Global, Inc.	1,458	357,181
salesforce.com, Inc.*	16,700	2,478,948
Sarepta Therapeutics, Inc.*	768	57,846
SBA Communications Corp., REIT	2,923	704,881
Seagate Technology PLC(a)	7,786	418,809
Seattle Genetics, Inc.*	1,424	121,610
Sensata Technologies Holding PLC*	2,685	134,411
ServiceNow, Inc.*	5,348	1,357,590
Sherwin-Williams Co. (The)	2,278	1,252,604
Simon Property Group, Inc., REIT(a)	13,365	2,080,262
Sinclair Broadcast Group, Inc. (Class A Stock)	5,055	216,051
Sirius XM Holdings, Inc.(a)	22,866	143,027
Snap, Inc. (Class A Stock)*(a)	13,077	206,617
Snap-on, Inc.	2,248	351,902
Southwest Airlines Co.	7,390	399,134
Southwest Gas Holdings, Inc.	5,564	506,547
Spectrum Brands Holdings, Inc.	21	1,107
Spotify Technology SA*	1,205	137,370
Sprint Corp.*(a)	338,237	2,086,922
Square, Inc. (Class A Stock)*(a)	11,387	705,425
Steel Dynamics, Inc.	4,419	131,686
Stryker Corp.	13,315	2,880,034
SunTrust Banks, Inc.	4,714	324,323
Synchrony Financial	2,282	77,793
Sysco Corp.	1,933	153,480
Take-Two Interactive Software, Inc.*	513	64,299
Target Corp.	4,251	454,474

A15

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
TD Ameritrade Holding Corp.	18,972	$ 885,992
Teledyne Technologies, Inc.*	1,959	630,778
Teleflex, Inc.	51	17,327
Telephone & Data Systems, Inc.	21,660	558,828
Tesla, Inc.*(a)	4,865	1,171,833
Texas Instruments, Inc.	18,606	2,404,639
Texas Roadhouse, Inc.	3,881	203,830
Textron, Inc.	3,718	182,033
Thermo Fisher Scientific, Inc.	6,387	1,860,341
Tiffany & Co.(a)	7,380	683,609
T-Mobile US, Inc.*	43,979	3,464,226
Tractor Supply Co.	12,684	1,147,141
TransDigm Group, Inc.	728	379,048
Transocean Ltd.*(a)	49,913	223,111
Travelers Cos., Inc. (The)	3,829	569,334
TriNet Group, Inc.*	1,162	72,265
TripAdvisor, Inc.*	2,572	99,485
Twilio, Inc. (Class A Stock)*(a)	1,175	129,203
Twitter, Inc.*	2,644	108,933
U.S. Bancorp	14,494	802,098
Uber Technologies, Inc.*(a)	19,982	608,852
UCI International Holdings, Inc.^*	30,714	706,422
Ulta Beauty, Inc.*	5,287	1,325,187
Under Armour, Inc. (Class C Stock)*	1,904	34,520
Union Pacific Corp.	8,762	1,419,269
United Parcel Service, Inc. (Class B Stock)	15,455	1,851,818
United States Cellular Corp.*	6,401	240,550
United Technologies Corp.	2,799	382,119
UnitedHealth Group, Inc.	16,845	3,660,755
Universal Health Services, Inc. (Class B Stock)	1,951	290,211
Unum Group	19,594	582,334
Vail Resorts, Inc.	336	76,460
Valero Energy Corp.	8,824	752,158
Veeva Systems, Inc. (Class A Stock)*	10,627	1,622,637
VeriSign, Inc.*	2,092	394,614
Verizon Communications, Inc.	128,484	7,755,294
Vertex Pharmaceuticals, Inc.*	6,296	1,066,668
Viacom, Inc. (Class A Stock)	1,804	47,373
Viacom, Inc. (Class B Stock)	32,656	784,724
Visa, Inc. (Class A Stock)(a)	21,998	3,783,876
W.R. Berkley Corp.	3,423	247,243
Walgreens Boots Alliance, Inc.	6,151	340,212
Walmart, Inc.	33,700	3,999,516
Walt Disney Co. (The)	13,489	1,757,886
Waste Management, Inc.	9,136	1,050,640
Waters Corp.*(a)	1,196	266,983
Wayfair, Inc. (Class A Stock)*(a)	875	98,105
WellCare Health Plans, Inc.*	529	137,101
Wells Fargo & Co.	54,459	2,746,912
Western Alliance Bancorp	10,314	475,269
Westrock Co.	23,742	865,396
Williams Cos., Inc. (The)(a)	34,741	835,868
Willis Towers Watson PLC	760	146,657
Workday, Inc. (Class A Stock)*	2,038	346,378
Xcel Energy, Inc.	42,756	2,774,437
Xerox Holdings Corp.	3,729	111,534
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Xilinx, Inc.	491	$ 47,087
XPO Logistics, Inc.*	6,393	457,547
Yelp, Inc.*	5,107	177,468
Zayo Group Holdings, Inc.*	6,611	224,113
Zebra Technologies Corp. (Class A Stock)*	332	68,515
Zillow Group, Inc. (Class C Stock)*(a)	804	23,975
Zimmer Biomet Holdings, Inc.	938	128,759
Zions Bancorp NA	6,964	310,037
Zoetis, Inc.	19,187	2,390,508
Zynga, Inc. (Class A Stock)*	46,039	267,947
		426,905,842
Zambia — 0.0%
First Quantum Minerals Ltd.	8,966	75,323

Total Common Stocks (cost $706,267,572)		727,488,570
Exchange-Traded Fund — 0.0%
SPDR S&P Oil & Gas Exploration & Production ETF	14,470	323,549
(cost $375,347)
Preferred Stocks — 0.3%
Brazil — 0.1%
Banco Bradesco SA (PRFC)	94,580	773,038
Cia Brasileira de Distribuicao (PRFC)	700	13,483
Cia Paranaense de Energia (PRFC)	1,200	14,397
Itau Unibanco Holding SA (PRFC)	149,257	1,259,809
Itausa - Investimentos Itau SA (PRFC)	6	19
Petroleo Brasileiro SA (PRFC)	7,500	49,658
		2,110,404
Colombia — 0.0%
Bancolombia SA (PRFC)	1,129	13,957
Germany — 0.1%
Bayerische Motoren Werke AG (PRFC)	328	18,230
FUCHS PETROLUB SE (PRFC)(a)	12,407	466,033
Henkel AG & Co. KGaA (PRFC)	2,351	232,469
Porsche Automobil Holding SE (PRFC)	7,538	490,445
Sartorius AG (PRFC)	3,271	597,105
Volkswagen AG (PRFC)	2,199	373,921
		2,178,203
Russia — 0.0%
Surgutneftegas PJSC (PRFC)	60,895	35,203
South Korea — 0.0%
Samsung Electronics Co. Ltd. (PRFC)	3,978	131,375
United States — 0.1%
GMAC Capital Trust I, Series 2, 7.943(a)	64,707	1,695,970

Total Preferred Stocks (cost $6,501,161)		6,165,112

A16

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Units	Value
Rights* — 0.0%
China
Zhengqi Financial Holdings Corp., expiring 12/31/19^	1,076	$ —
(cost $0)

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 5.4%
Cayman Islands — 0.1%
AIMCO CLO,
Series 2017-AA, Class C, 144A, 3 Month LIBOR + 2.450%
4.728%(c)	07/20/29	250	248,658
Allegro CLO Ltd.,
Series 2014-01RA, Class B, 144A, 3 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
4.428%(c)	10/21/28	250	247,863
Apidos CLO,
Series 2013-15A, Class DRR, 144A, 3 Month LIBOR + 2.700% (Cap N/A, Floor 0.000%)
4.978%(c)	04/20/31	250	232,098
Carlyle Global Market Strategies CLO Ltd.,
Series 2016-01A, Class BR, 144A, 3 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
4.128%(c)	04/20/27	250	246,734
Carlyle US CLO Ltd.,
Series 2016-04A, Class BR, 144A, 3 Month LIBOR + 2.100% (Cap N/A, Floor 2.100%)
4.378%(c)	10/20/27	250	248,384
CBAM Ltd.,
Series 2017-02A, Class C1, 144A, 3 Month LIBOR + 2.400% (Cap N/A, Floor 0.000%)
4.703%(c)	10/17/29	250	248,070
CIFC Funding Ltd.,
Series 2014-04RA, Class B, 144A, 3 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)
4.503%(c)	10/17/30	250	248,374
Neuberger Berman CLO Ltd.,
Series 2016-23A, Class CR, 144A, 3 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
4.453%(c)	10/17/27	250	246,875
Palmer Square CLO Ltd.,
Series 2015-01A, Class BR2, 144A, 3 Month LIBOR + 2.250% (Cap N/A, Floor 0.000%)
4.402%(c)	05/21/29	250	249,794
Rockford Tower CLO Ltd.,
Series 2018-02A, Class B, 144A, 3 Month LIBOR + 1.800% (Cap N/A, Floor 1.800%)
4.078%(c)	10/20/31	250	248,864
Series 2018-02A, Class D, 144A, 3 Month LIBOR + 3.100% (Cap N/A, Floor 3.100%)
5.378%(c)	10/20/31	250	238,445
Series 2019-01A, Class C, 144A, 3 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
5.367%(c)	04/20/32	334	332,533
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Cayman Islands (cont’d.)
Series 2019-01A, Class D, 144A, 3 Month LIBOR + 3.850% (Cap N/A, Floor 3.850%)
6.467%(c)	04/20/32	278	$ 277,024
			3,313,716
Ireland — 0.1%
Trafigura Securitisation Finance PLC,
Series 2017-01A, Class A1, 144A, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
2.878%(c)	12/15/20	2,590	2,592,339
United States — 5.2%
ALM Ltd.,
Series 2013-7R2A, Class BR2, 144A, 3 Month LIBOR + 2.200% (Cap N/A, Floor 0.000%)
4.503%(c)	10/15/27	250	245,429
AmeriCredit Automobile Receivables Trust,
Series 2016-01, Class D
3.590%	02/08/22	280	282,875
Series 2017-03, Class C
2.690%	06/19/23	1,720	1,733,989
Avant Loans Funding Trust,
Series 2018-A, Class B, 144A
3.950%	12/15/22	2,073	2,080,325
Series 2018-B, Class A, 144A
3.420%	01/18/22	763	764,920
Series 2019-A, Class B, 144A
3.800%	12/15/22	1,000	1,012,754
Series 2019-B, Class A, 144A
2.720%	10/15/26	3,200	3,202,920
Series 2019-B, Class B, 144A
3.150%	10/15/26	2,120	2,122,207
Chase Issuance Trust,
Series 2012-A07, Class A7
2.160%	09/15/24	750	755,882
Citibank Credit Card Issuance Trust,
Series 2018-A06, Class A6
3.210%	12/07/24	5,000	5,208,604
CLUB Credit Trust,
Series 2017-P02, Class A, 144A
2.610%	01/15/24	166	165,732
College Loan Corp. Trust,
Series 2004-01, Class A4, 3 Month LIBOR + 0.190% (Cap N/A, Floor 0.190%)
2.466%(c)	04/25/24	350	334,950
Conn’s Receivables Funding LLC,
Series 2018-A, Class A, 144A
3.250%	01/15/23	504	505,934
Series 2019-A, Class A, 144A
3.400%	10/16/23	1,617	1,626,937
Consumer Loan Underlying Bond (CLUB) Credit Trust,
Series 2019-P01, Class A, 144A
2.940%	07/15/26	2,216	2,223,455
Series 2019-P02, Class A, 144A
2.470%	10/15/26	2,560	2,557,150
Consumer Loan Underlying Bond Credit Trust,
Series 2018-P01, Class A, 144A
3.390%	07/15/25	1,055	1,059,856
A17

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
Series 2018-P02, Class A, 144A
3.470%	10/15/25	393	$ 395,322
Countrywide Asset-Backed Certificates Trust,
Series 2004-06, Class 2A5, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.390%)
2.798%(c)	11/25/34	91	91,924
Discover Card Execution Note Trust,
Series 2015-A02, Class A
1.900%	10/17/22	750	749,517
Drive Auto Receivables Trust,
Series 2015-BA, Class D, 144A
3.840%	07/15/21	134	134,036
Series 2016-BA, Class D, 144A
4.530%	08/15/23	1,503	1,525,418
Series 2017-03, Class D, 144A
3.530%	12/15/23	2,900	2,932,586
Series 2017-AA, Class D, 144A
4.160%	05/15/24	1,500	1,524,177
Series 2017-BA, Class D, 144A
3.720%	10/17/22	2,291	2,304,103
Series 2018-01, Class C
3.220%	03/15/23	3,109	3,118,933
Series 2018-01, Class D
3.810%	05/15/24	2,550	2,596,565
Series 2018-02, Class B
3.220%	04/15/22	232	231,852
Series 2018-02, Class C
3.630%	08/15/24	3,000	3,020,971
Series 2018-02, Class D
4.140%	08/15/24	2,810	2,876,446
Series 2018-03, Class B
3.370%	09/15/22	1,220	1,222,110
Series 2018-03, Class C
3.720%	09/16/24	1,760	1,777,516
Series 2018-03, Class D
4.300%	09/16/24	1,070	1,098,724
Series 2018-04, Class C
3.660%	11/15/24	2,025	2,049,108
Series 2018-04, Class D
4.090%	01/15/26	520	534,830
Series 2018-05, Class C
3.990%	01/15/25	1,740	1,789,925
Series 2019-01, Class B
3.410%	06/15/23	1,400	1,415,677
Series 2019-01, Class C
3.780%	04/15/25	750	765,314
Series 2019-01, Class D
4.090%	06/15/26	1,770	1,832,962
Series 2019-02, Class C
3.420%	06/16/25	3,000	3,066,381
DT Auto Owner Trust,
Series 2015-03A, Class D, 144A
4.530%	10/17/22	241	240,891
Series 2019-03A, Class C, 144A
2.740%	04/15/25	1,200	1,211,902
Exeter Automobile Receivables Trust,
Series 2018-01A, Class D, 144A
3.530%	11/15/23	1,680	1,711,213
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
Series 2018-04A, Class B, 144A
3.640%	11/15/22	2,810	$ 2,835,180
Series 2019-01A, Class B, 144A
3.450%	02/15/23	2,630	2,660,103
Flagship Credit Auto Trust,
Series 2016-04, Class B, 144A
2.410%	10/15/21	968	968,205
Ford Credit Auto Owner Trust,
Series 2018-01, Class A, 144A
3.190%	07/15/31	1,060	1,104,008
Marlette Funding Trust,
Series 2018-03A, Class A, 144A
3.200%	09/15/28	778	780,503
Series 2018-03A, Class B, 144A
3.860%	09/15/28	3,000	3,041,677
Series 2018-04A, Class A, 144A
3.710%	12/15/28	918	926,640
Series 2019-01A, Class A, 144A
3.440%	04/16/29	1,844	1,856,836
Series 2019-02A, Class A, 144A
3.130%	07/16/29	2,175	2,192,206
Series 2019-03A, Class A, 144A
2.690%	09/17/29	2,249	2,254,422
OneMain Financial Issuance Trust,
Series 2019-02A, Class A, 144A
3.140%	10/14/36	2,380	2,401,784
Prosper Marketplace Issuance Trust,
Series 2018-02A, Class A, 144A
3.350%	10/15/24	884	886,203
Series 2019-01A, Class A, 144A
3.540%	04/15/25	603	605,194
Series 2019-02A, Class A, 144A
3.200%	09/15/25	919	922,205
Series 2019-03A, Class A, 144A
3.190%	07/15/25	2,637	2,650,164
Santander Drive Auto Receivables Trust,
Series 2015-02, Class D
3.020%	04/15/21	1,018	1,018,503
Series 2016-01, Class C
3.090%	04/15/22	195	195,361
Series 2016-03, Class C
2.460%	03/15/22	992	991,908
Series 2016-03, Class D
2.800%	08/15/22	1,000	1,005,992
Series 2017-01, Class C
2.580%	05/16/22	708	708,489
Series 2017-02, Class D
3.490%	07/17/23	1,000	1,011,964
Series 2018-05, Class D
4.190%	12/16/24	2,160	2,230,721
Series 2019-03, Class B
2.280%	09/15/23	2,080	2,083,452
SLM Private Credit Student Loan Trust,
Series 2005-A, Class A3, 3 Month LIBOR + 0.200% (Cap N/A, Floor 0.000%)
2.319%(c)	06/15/23	463	462,209

A18

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
SLM Private Education Loan Trust,
Series 2010-A, Class 1A, 144A, Prime Index+ -0.050% (Cap N/A, Floor 0.000%)
5.200%(c)	05/16/44	8	$ 7,856
SoFi Consumer Loan Program LLC,
Series 2016-02, Class A, 144A
3.090%	10/27/25	60	60,038
Series 2016-03, Class A, 144A
3.050%	12/26/25	223	223,831
Series 2017-01, Class A, 144A
3.280%	01/26/26	1,136	1,143,615
Series 2017-03, Class A, 144A
2.770%	05/25/26	457	458,821
Series 2017-06, Class A2, 144A
2.820%	11/25/26	874	876,588
SoFi Consumer Loan Program Trust,
Series 2018-01, Class A1, 144A
2.550%	02/25/27	189	189,462
Series 2018-01, Class A2, 144A
3.140%	02/25/27	2,220	2,232,971
Series 2018-03, Class A1, 144A
3.200%	08/25/27	382	383,220
SoFi Professional Loan Program LLC,
Series 2015-B, Class A2, 144A
2.510%	09/27/32	38	37,730
Upgrade Master Pass-Through Trust,
Series 2019-ST03, 144A
3.750%	11/15/25	1,200	1,201,195
Upgrade Receivables Trust,
Series 2018-01A, Class A, 144A
3.760%	11/15/24	657	659,529
Series 2019-01A, Class A, 144A
3.480%	03/15/25	1,325	1,329,667
Series 2019-02A, Class A, 144A
2.770%	10/15/25	1,980	1,981,933
Westlake Automobile Receivables Trust,
Series 2018-02A, Class B, 144A
3.200%	01/16/24	1,370	1,376,881
Series 2018-03A, Class B, 144A
3.320%	10/16/23	2,510	2,528,913
Series 2018-03A, Class C, 144A
3.610%	10/16/23	2,500	2,540,055
Series 2018-03A, Class D, 144A
4.000%	10/16/23	660	677,661
Series 2019-02A, Class B, 144A
2.620%	07/15/24	3,000	3,015,475
Series 2019-02A, Class D, 144A
3.200%	11/15/24	2,200	2,217,954
			125,039,646

Total Asset-Backed Securities (cost $129,838,813)			130,945,701
Bank Loans — 1.2%
Canada — 0.1%
GFL Environmental, Inc.,
Effective Date Incremental Term Loan, 1 Month LIBOR + 3.000%
5.044%(c)	05/30/25	331	327,899
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Canada (cont’d.)
Kestrel Bidco, Inc.,
Term Loan
—%(p)	08/07/26	327	$ 329,219
Stars Group Holdings BV,
USD Term Loan, 3 Month LIBOR + 3.500%
5.604%(c)	07/10/25	543	544,695
Titan Acquisition Ltd.,
Initial Term Loan, 1 Month LIBOR + 3.000%
5.044%(c)	03/28/25	789	754,597
Xplornet Communications, Inc.,
Term B Loan, 3 Month LIBOR + 4.000%
6.104%(c)	09/09/21	204	203,701
			2,160,111
France — 0.0%
Altice France SA,
USD TLB-13 Incremental Term Loan, 1 Month LIBOR + 4.000%
6.028%(c)	08/14/26	218	216,714
Luxembourg — 0.1%
Intelsat Jackson Holdings SA,
Tranche B-4 Term Loan, 1 Month LIBOR + 4.500%
6.554%(c)	01/02/24	267	270,394
Tranche B-5 Term Loan
6.625%	01/02/24	1,506	1,529,407
Travelport Finance,
Initial Term Loan (First Lien), 3 Month LIBOR + 5.000%
7.104%(c)	05/29/26	401	361,832
			2,161,633
United Kingdom — 0.0%
Alpha 3 BV,
Initial Term B-1 Loan, 3 Month LIBOR + 3.000%
5.104%(c)	01/31/24	621	612,265
United States — 1.0%
Advanced Drainage Systems, Inc.,
Term Loan
—%(p)	07/31/26	29	29,109
AHP Health Partners, Inc.,
Term Loan, 1 Month LIBOR + 4.500%
6.544%(c)	06/30/25	177	177,039
Ascend Performance Materials Operations LLC,
Term Loan
—%(p)	08/27/26^	468	468,000
Asurion LLC,
Second Lien Replacement B-2 Term Loan, 1 Month LIBOR + 6.500%
8.544%(c)	08/04/25	524	532,079
AthenaHealth, Inc.,
Term B Loan (First Lien), 3 Month LIBOR + 4.500%
6.681%(c)	02/11/26	877	870,781
Atlantic Aviation FBO, Inc.,
Term Loan, 1 Month LIBOR + 3.750%
5.800%(c)	12/06/25^	66	66,913
AZEK Co. LLC (The),
Term Loan
—%(p)	05/05/24	45	45,328

A19

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
United States (cont’d.)
BCP Raptor LLC,
Initial Term Loan, 1 Month LIBOR + 4.750%
6.794%(c)	11/03/25	90	$ 80,788
Brand Energy & Infrastructure Services, Inc.,
Initial Term Loan, 2 - 3 Month LIBOR + 4.250%
6.473%(c)	06/21/24	1,870	1,819,873
BWay Holding Co.,
Initial Term Loan, 3 Month LIBOR + 3.250%
5.590%(c)	04/03/24	181	177,150
California Resources Corp.,
Loan, 1 Month LIBOR + 10.375%
12.419%(c)	12/31/21	513	445,982
Calpine Corp.,
Term Loan, 1 Month LIBOR + 2.500%
4.544%(c)	08/12/26	89	89,654
CenturyLink, Inc.,
Initial Term B Loan, 1 Month LIBOR + 2.750%
4.794%(c)	01/31/25	718	712,376
Charter NEX US, Inc.,
Third Amendment Incremental Term Loan (First Lien), 1 Month LIBOR + 3.500%
5.544%(c)	05/16/24	93	91,589
Clear Channel Outdoor Holdings, Inc.,
Term B Loan, 1 Month LIBOR + 3.500%
5.544%(c)	08/21/26	926	928,315
Connect Finco SARL,
Term Loan
—%(p)	09/23/26	685	673,583
Consol Energy, Inc.,
Initial Term B Loan, 1 Month LIBOR + 4.500%
6.550%(c)	09/27/24^	231	226,223
Cypress Intermediate Holdings III, Inc.,
Initial Term Loan (Second Lien), 1 Month LIBOR + 6.750%
8.794%(c)	04/28/25	41	41,239
Dcert Buyer, Inc.,
Term Loan
—%(p)	08/07/26	235	234,315
Diamond BV,
Initial USD Term Loan, 1 Month LIBOR + 3.000%
5.256%(c)	09/06/24	239	227,641
Dun & Bradstreet Corp.,
Initial Term Borrowing, 1 Month LIBOR + 5.000%
7.054%(c)	02/06/26	333	335,081
Emerald TopCo, Inc.,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.500%
5.544%(c)	07/24/26	394	392,276
Endo Luxembourg Finance Co.,
Initial Term Loan, 1 Month LIBOR + 4.250%
6.313%(c)	04/29/24	240	218,059
Envision Healthcare Corp.,
Initial Term Loan, 1 Month LIBOR + 3.750%
5.794%(c)	10/10/25	1,067	869,600
Financial & Risk US Holdings, Inc.,
Initial Dollar Term Loan, 1 Month LIBOR + 3.750%
5.794%(c)	10/01/25	2,016	2,026,509
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
United States (cont’d.)
Gentiva Health Services, Inc.,
Closing Date Initial Term Loan (First Lien), 1 Month LIBOR + 3.750%
5.813%(c)	07/02/25	297	$ 298,162
Immucor, Inc.,
Term B-3 Loan, 3 Month LIBOR + 5.000%
7.104%(c)	06/15/21	838	836,963
Infor US, Inc.,
Tranche B-6 Term Loan, 3 Month LIBOR + 2.750%
4.854%(c)	02/01/22	157	156,950
Invictus US Newco LLC,
Initial Term Loan (Second Lien), 2 Month LIBOR + 6.750%
8.896%(c)	03/30/26	61	57,269
Jaguar Holding Co. II,
2018 Term Loan, 1 Month LIBOR + 2.500%
4.544%(c)	08/18/22	82	81,848
Jefferies Finance LLC,
Closing Date Term Loan, 1 Month LIBOR + 3.750%
5.875%(c)	06/03/26	216	216,187
KAR Auction Services, Inc.,
Term Loan
—%(p)	09/19/26	63	63,557
Kronos, Inc.,
Initial Term Loan (Second Lien), 3 Month LIBOR + 8.250%
10.503%(c)	11/01/24	693	702,096
Ligado Networks LLC,
Junior Loan, 3 Month LIBOR + 12.500%
14.610%(c)	12/07/20	869	315,142
McDermott International, Inc.,
Term Loan, 3 Month LIBOR + 5.000%
7.104%(c)	05/09/25	1,134	715,782
MHI Holdings LLC,
Term Loan
—%(p)	09/20/26^	242	241,395
Midcoast Energy LLC,
Tranche B Term Loan, 3 Month LIBOR + 5.500%
7.604%(c)	08/01/25	38	37,417
Mitchell International, Inc.,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.250%
5.294%(c)	11/29/24	169	161,231
Initial Term Loan (Second Lien), 1 Month LIBOR + 7.250%
9.294%(c)	12/01/25^	114	103,740
Momentive Performance Materials, Inc.,
Initial Dollar Term Loan (First Lien), 1 Month LIBOR + 3.250%
5.300%(c)	05/15/24	91	90,178
Nascar Holdings, Inc.,
Term Loan
—%(p)	07/27/26	208	209,398
Neiman Marcus Group Ltd.,
Cash Pay Extended Term Loan, 1 Month LIBOR + 6.000%
8.057%(c)	10/25/23	272	207,614
New LightSquared LLC,
Loan, 3 Month LIBOR + 8.750%
10.852%(c)	12/07/20	2,182	1,715,415
ON Semiconductor Corp.,
Term Loan
—%(p)	09/19/26	128	128,367

A20

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
United States (cont’d.)
Panther BF Aggregator, LP,
Initial Dollar Term Loan (First Lien), 1 Month LIBOR + 3.500%
5.544%(c)	04/30/26	367	$ 362,958
Peak 10 Holding Corp.,
Initial Term Loan (Second Lien), 3 Month LIBOR + 7.250%
9.382%(c)	08/01/25	76	54,340
Pioneer Energy Services Corp.,
Term Loan, 1 Month LIBOR + 7.750%
9.804%(c)	11/08/22^	881	853,469
Quorum Health Corp.,
Term Loan, 3 Month LIBOR + 6.750%
9.006%(c)	04/29/22	253	248,336
Renaissance Holding Corp.,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.250%
5.294%(c)	05/30/25	79	77,622
Sedgwick Claims Management Services, Inc.,
2019 Term Loan, 1 Month LIBOR + 4.000%
6.044%(c)	09/03/26	264	264,337
Initial Term Loan, 1 Month LIBOR + 3.250%
5.294%(c)	12/31/25	440	432,258
Sequa Mezzanine Holdings LLC,
Initial Term Loan (First Lien), 3 Month LIBOR + 5.000%
7.187%(c)	11/28/21	203	201,117
Sotheby’s,
Term Loan
—%(p)	01/22/27^	161	159,189
SRS Distribution, Inc.,
Initial Term Loan, 1 Month LIBOR + 3.250%
5.294%(c)	05/23/25	341	331,551
SS&C Technologies Holdings, Inc.,
Term B-3 Loan, 1 Month LIBOR + 2.250%
4.294%(c)	04/16/25	214	215,033
Term B-4 Loan, 1 Month LIBOR + 2.250%
4.294%(c)	04/16/25	130	130,257
Sterigenics-Nordion Holdings LLC,
Incremental Term Loan, 1 Month LIBOR + 3.000%
5.044%(c)	05/15/22	777	765,469
TIBCO Software, Inc.,
Term Loan, 1 Month LIBOR + 4.000%
6.070%(c)	06/30/26	222	222,069
Uber Technologies, Inc.,
Term Loan, 1 Month LIBOR + 4.000%
6.028%(c)	04/04/25	333	330,599
Ultimate Software Group, Inc.,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.750%
5.794%(c)	05/04/26	97	97,110
US Foods, Inc.,
Term Loan
—%(p)	09/13/26	166	166,493
Veritas US, Inc.,
New Dollar Term B Loan, 1 - 3 Month LIBOR + 4.500%
6.574%(c)	01/27/23	95	89,777
Verscend Holding Corp.,
Term B Loan, 1 Month LIBOR + 4.500%
6.544%(c)	08/27/25	1,332	1,334,505
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
United States (cont’d.)
Vertiv Group Corp.,
Term B Loan, 1 Month LIBOR + 4.000%
6.044%(c)	11/30/23	806	$ 764,827
			25,219,529

Total Bank Loans (cost $31,998,441)			30,370,252
Commercial Mortgage-Backed Securities — 1.5%
United States
Banc of America Commercial Mortgage Trust,
Series 2015-UBS07, Class B
4.506%(cc)	09/15/48	240	260,657
Benchmark Mortgage Trust,
Series 2018-B02, Class A5
3.882%(cc)	02/15/51	530	586,903
CFCRE Commercial Mortgage Trust,
Series 2016-C04, Class AM
3.691%	05/10/58	840	891,199
Citigroup Commercial Mortgage Trust,
Series 2015-GC35, Class A4
3.818%	11/10/48	660	716,357
Series 2016-GC36, Class A5
3.616%	02/10/49	370	397,996
Commercial Mortgage Trust,
Series 2012-LC04, Class A4
3.288%	12/10/44	192	195,893
Series 2013-LC06, Class AM
3.282%	01/10/46	190	195,121
Series 2014-CR17, Class A5
3.977%	05/10/47	360	386,532
Series 2014-UBS06, Class A5
3.644%	12/10/47	350	370,775
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A4
3.504%	06/15/57	200	211,970
Series 2017-CX10, Class A5
3.458%(cc)	11/15/50	480	514,447
DBJPM Mortgage Trust,
Series 2016-C01, Class B
4.195%(cc)	05/10/49	220	237,257
Fannie Mae-Aces,
Series 2017-M04, Class A2
2.672%(cc)	12/25/26	1,300	1,342,383
FHLMC Multifamily Structured Pass-Through Certificates,
Series K038, Class A2
3.389%	03/25/24	700	739,015
Series K056, Class A2
2.525%	05/25/26	1,835	1,888,233
Series K057, Class A2
2.570%	07/25/26	1,805	1,863,148
Series K062, Class A2
3.413%	12/25/26	2,640	2,871,066
Series K073, Class A2
3.350%	01/25/28	1,180	1,284,442
GS Mortgage Securities Trust,
Series 2012-GCJ07, Class AS
4.085%	05/10/45	160	166,410

A21

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 2013-GC16, Class A3
4.244%	11/10/46	234	$ 249,947
Series 2014-GC20, Class A5
3.998%	04/10/47	490	525,313
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C14, Class A4
4.133%(cc)	08/15/46	250	267,186
Series 2013-C14, Class AS
4.409%(cc)	08/15/46	710	756,963
Series 2013-C17, Class A4
4.199%	01/15/47	510	549,837
Series 2014-C19, Class A4
3.997%	04/15/47	880	944,276
Series 2014-C22, Class A4
3.801%	09/15/47	1,030	1,102,051
Series 2015-C33, Class A4
3.770%	12/15/48	870	943,160
Series 2016-C01, Class A5
3.576%	03/15/49	490	526,421
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2011-C05, Class A3
4.171%	08/15/46	57	58,772
Series 2012-C08, Class A3
2.829%	10/15/45	314	319,484
Series 2012-CBX, Class AS
4.271%	06/15/45	170	177,946
Series 2016-JP03, Class A4
2.627%	08/15/49	730	744,909
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C10, Class A4
4.218%(cc)	07/15/46	1,310	1,397,052
Series 2013-C13, Class A4
4.039%	11/15/46	310	331,827
Series 2014-C14, Class AS
4.384%(cc)	02/15/47	150	161,922
Series 2015-C20, Class A4
3.249%	02/15/48	700	732,749
Series 2015-C27, Class A4
3.753%	12/15/47	760	820,868
Morgan Stanley Capital I Trust,
Series 2012-C04, Class A4
3.244%	03/15/45	330	336,644
Series 2012-C04, Class AS
3.773%	03/15/45	1,070	1,102,627
Series 2015-MS01, Class A4
3.779%(cc)	05/15/48	450	484,055
Series 2019-H06, Class A4
3.417%	06/15/52	390	419,267
Series 2019-L02, Class A4
4.071%	03/15/52	1,070	1,206,938
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C04, Class A5
2.850%	12/10/45	725	739,170
Series 2013-C06, Class A4
3.244%	04/10/46	650	670,400
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
United States (cont’d.)
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A5
3.817%	08/15/50		990	$ 1,055,897
Series 2015-C26, Class AS
3.580%	02/15/48		500	525,960
Series 2018-C44, Class A5
4.212%	05/15/51		570	643,228
WFRBS Commercial Mortgage Trust,
Series 2012-C08, Class AS
3.660%	08/15/45		340	351,295
Series 2012-C10, Class A3
2.875%	12/15/45		595	606,890
Series 2012-C10, Class AS
3.241%	12/15/45		390	399,602
Series 2013-C15, Class A4
4.153%(cc)	08/15/46		450	481,618
Series 2014-C23, Class AS
4.210%(cc)	10/15/57		450	487,418
Series 2014-C24, Class AS
3.931%	11/15/47		1,480	1,575,575
Series 2014-C25, Class B
4.236%(cc)	11/15/47		210	224,447

Total Commercial Mortgage-Backed Securities (cost $35,849,593)				37,041,518
Convertible Bond — 0.0%
United States
PDC Energy, Inc.,
Gtd. Notes
1.125%	09/15/21		18	16,589
(cost $17,611)
Corporate Bonds — 23.3%
Australia — 0.1%
Rio Tinto Finance USA PLC,
Gtd. Notes
4.125%	08/21/42		176	204,368
Westpac Banking Corp.,
Sr. Unsec’d. Notes
2.150%	03/06/20		1,100	1,100,414
				1,304,782
Austria — 0.0%
Erste Group Bank AG,
Jr. Sub. Notes
6.500%(ff)	—(rr)	EUR	200	251,240
Belgium — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
4.700%	02/01/36		250	288,774
4.900%	02/01/46		250	298,307
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
4.375%	04/15/38		395	442,306

A22

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Belgium (cont’d.)
Telenet Finance Luxembourg Notes Sarl,
Sr. Sec’d. Notes, 144A
5.500%	03/01/28	600	$ 628,500
			1,657,887
Canada — 0.7%
1011778 BC ULC/New Red Finance, Inc.,
Sec’d. Notes, 144A
5.000%	10/15/25	1,507	1,558,313
Sr. Sec’d. Notes, 144A
3.875%	01/15/28	482	485,066
4.250%	05/15/24(a)	391	402,378
Bank of Nova Scotia (The),
Sr. Unsec’d. Notes
2.375%	01/18/23	700	706,012
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	03/15/22	56	56,910
6.125%	01/15/23	314	319,809
7.500%	12/01/24	472	472,000
7.500%	03/15/25(a)	494	493,383
7.875%	04/15/27	1,932	1,923,982
8.750%	12/01/21	490	529,200
Brookfield Finance, Inc.,
Gtd. Notes
3.900%	01/25/28	663	696,003
Brookfield Residential Properties, Inc./Brookfield Residential US Corp.,
Gtd. Notes, 144A
6.250%	09/15/27	265	266,325
Canadian Imperial Bank of Commerce,
Sr. Unsec’d. Notes
2.606%(ff)	07/22/23	1,500	1,509,209
Fairstone Financial, Inc.,
Sr. Unsec’d. Notes, 144A
7.875%	07/15/24	107	111,748
GFL Environmental, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	06/01/26	544	572,560
8.500%	05/01/27	623	690,751
Intertape Polymer Group, Inc.,
Gtd. Notes, 144A
7.000%	10/15/26	142	148,035
Mattamy Group Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	10/01/25	181	190,050
MEG Energy Corp.,
Gtd. Notes, 144A
6.375%	01/30/23(a)	283	273,095
7.000%	03/31/24	91	87,815
Sec’d. Notes, 144A
6.500%	01/15/25	903	921,060
National Bank of Canada,
Gtd. Notes
2.150%	06/12/20	900	900,671
New Gold, Inc.,
Gtd. Notes, 144A
6.250%	11/15/22	460	461,242
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Canada (cont’d.)
Norbord, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	04/15/23	138	$ 145,935
NOVA Chemicals Corp.,
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24	58	59,644
Parkland Fuel Corp.,
Gtd. Notes, 144A
5.875%	07/15/27	242	253,933
Ritchie Bros Auctioneers, Inc.,
Gtd. Notes, 144A
5.375%	01/15/25	88	91,850
Superior Plus LP/Superior General Partner, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	07/15/26	313	330,221
Telesat Canada/Telesat LLC,
Gtd. Notes, 144A
8.875%	11/15/24	143	153,225
Sr. Unsec’d. Notes, 144A
6.500%	10/15/27	165	167,681
Tervita Escrow Corp.,
Sec’d. Notes, 144A
7.625%	12/01/21	190	193,088
Titan Acquisition Ltd./Titan Co-Borrower LLC,
Sr. Unsec’d. Notes, 144A
7.750%	04/15/26(a)	675	632,812
Toronto-Dominion Bank (The),
Sr. Unsec’d. Notes, MTN
2.650%	06/12/24	1,200	1,222,621
Videotron Ltd.,
Gtd. Notes, 144A
5.125%	04/15/27	549	580,568
Xplornet Communications, Inc.,
Gtd. Notes, 144A, Cash coupon 9.625% or PIK 10.625%
9.625%	06/01/22	152	154,304
			17,761,499
Cayman Islands — 0.0%
Global Aircraft Leasing Co. Ltd.,
Sr. Unsec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%
6.500%	09/15/24	602	609,525
Chile — 0.0%
Sable International Finance Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	09/07/27	200	206,690
China — 0.2%
Alibaba Group Holding Ltd.,
Sr. Unsec’d. Notes
2.800%	06/06/23	200	202,956
3.400%	12/06/27	1,690	1,758,964
3.600%	11/28/24(a)	1,300	1,367,824
4.200%	12/06/47	250	283,421
CNOOC Finance 2013 Ltd.,
Gtd. Notes
3.000%	05/09/23	500	507,773
			4,120,938

A23

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Czech Republic — 0.0%
Residomo SRO,
Sr. Sec’d. Notes
3.375%	10/15/24	EUR	100	$ 112,527
Denmark — 0.0%
DKT Finance ApS,
Sr. Sec’d. Notes
7.000%	06/17/23	EUR	100	116,606
Finland — 0.0%
Nokia OYJ,
Sr. Unsec’d. Notes
4.375%	06/12/27		19	19,855
6.625%	05/15/39		597	701,475
				721,330
France — 0.2%
Altice France SA,
Sr. Sec’d. Notes
3.375%	01/15/28	EUR	100	110,755
5.875%	02/01/27	EUR	100	120,558
Sr. Sec’d. Notes, 144A
5.500%	01/15/28		1,096	1,109,810
6.250%	05/15/24(a)		117	120,744
7.375%	05/01/26		1,709	1,832,407
8.125%	02/01/27		948	1,046,355
Europcar Mobility Group,
Sr. Unsec’d. Notes
4.000%	04/30/26	EUR	100	110,902
Orano SA,
Sr. Unsec’d. Notes, EMTN
3.375%	04/23/26	EUR	100	117,164
				4,568,695
Germany — 0.0%
ADLER Real Estate AG,
Sr. Unsec’d. Notes
1.875%	04/27/23	EUR	100	110,521
3.000%	04/27/26	EUR	100	115,150
Atotech Alpha 2 BV,
Sr. Unsec’d. Notes, 144A, Cash coupon 8.750% or PIK 9.500%
8.750%	06/01/23(a)		316	313,630
IHO Verwaltungs GmbH,
Sr. Sec’d. Notes, Cash coupon 3.625% or PIK 4.375%
3.625%	05/15/25	EUR	100	112,810
Sr. Sec’d. Notes, Cash coupon 3.875% or PIK 4.625%
3.875%	05/15/27	EUR	100	111,175
Nidda BondCo GmbH,
Sr. Unsec’d. Notes
7.250%	09/30/25	EUR	100	115,491
Platin 1426 GmbH,
Sr. Sec’d. Notes
5.375%	06/15/23	EUR	126	129,238
thyssenkrupp AG,
Sr. Unsec’d. Notes, EMTN
1.875%	03/06/23	EUR	43	46,821
2.875%	02/22/24	EUR	64	71,849
				1,126,685
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Ireland — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
Gtd. Notes
3.300%	01/23/23		400	$ 407,909
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Gtd. Notes
4.750%	07/15/27	GBP	100	125,704
Sr. Sec’d. Notes, 144A
4.125%	08/15/26		282	283,763
4.625%	05/15/23		1,123	1,149,671
eircom Finance DAC,
Sr. Sec’d. Notes
3.500%	05/15/26	EUR	100	116,255
				2,083,302
Italy — 0.1%
Assicurazioni Generali SpA,
Sub. Notes, EMTN
2.124%	10/01/30	EUR	100	110,314
5.500%(ff)	10/27/47	EUR	100	130,953
Banco BPM SpA,
Sr. Unsec’d. Notes, EMTN
1.750%	04/24/23	EUR	100	110,758
2.500%	06/21/24	EUR	100	112,901
F-Brasile SpA/F-Brasile US LLC,
Sr. Sec’d. Notes, 144A
7.375%	08/15/26		239	248,560
Rossini Sarl,
Sr. Sec’d. Notes
6.750%	10/30/25	EUR	100	120,129
Telecom Italia Capital SA,
Gtd. Notes
6.000%	09/30/34		400	426,000
6.375%	11/15/33		174	191,400
7.200%	07/18/36		22	25,630
7.721%	06/04/38		78	94,380
Telecom Italia SpA,
Sr. Unsec’d. Notes, 144A
5.303%	05/30/24		605	652,462
Sr. Unsec’d. Notes, EMTN
2.750%	04/15/25	EUR	100	113,819
4.000%	04/11/24	EUR	150	179,964
UniCredit SpA,
Jr. Sub. Notes, EMTN
6.750%(ff)	—(rr)	EUR	200	226,710
				2,743,980
Japan — 0.2%
Mitsubishi UFJ Financial Group, Inc.,
Sr. Unsec’d. Notes
2.998%	02/22/22		195	198,469
3.455%	03/02/23		1,200	1,243,080
3.535%	07/26/21		265	270,964
ORIX Corp.,
Sr. Unsec’d. Notes
2.900%	07/18/22		1,280	1,301,539

A24

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Japan (cont’d.)
SoftBank Group Corp.,
Sr. Unsec’d. Notes
4.500%	04/20/25	EUR	100	$ 119,574
Sub. Notes
6.000%(ff)	—(rr)		200	185,000
Takeda Pharmaceutical Co. Ltd.,
Sr. Unsec’d. Notes, 144A
4.000%	11/26/21		700	724,561
Toyota Motor Corp.,
Sr. Unsec’d. Notes
2.760%	07/02/29(a)		140	144,777
				4,187,964
Luxembourg — 0.3%
Altice Financing SA,
Sr. Sec’d. Notes, 144A
6.625%	02/15/23(a)		649	666,036
7.500%	05/15/26		795	844,680
Altice Luxembourg SA,
Gtd. Notes, 144A
7.625%	02/15/25(a)		848	884,040
7.750%	05/15/22(a)		339	346,204
Sr. Sec’d. Notes
8.000%	05/15/27	EUR	100	119,672
Sr. Sec’d. Notes, 144A
10.500%	05/15/27		1,326	1,494,402
Garfunkelux Holdco 3 SA,
Sr. Sec’d. Notes
7.500%	08/01/22	EUR	200	207,195
Horizon Parent Holdings Sarl,
Sr. Sec’d. Notes, Cash coupon 8.250% or PIK 9.000%
8.250%	02/15/22	EUR	100	111,237
Intelsat Jackson Holdings SA,
Gtd. Notes
5.500%	08/01/23		951	887,188
Gtd. Notes, 144A
8.500%	10/15/24		466	469,351
9.750%	07/15/25		1,292	1,349,494
LHMC Finco 2 Sarl,
Sr. Sec’d. Notes, Cash coupon 7.250% or PIK 8.000%
7.250%	10/02/25	EUR	100	110,819
Monitchem HoldCo 3 SA,
Sr. Sec’d. Notes
5.250%	03/15/25	EUR	100	109,267
SES SA,
Gtd. Notes
5.625%(ff)	—(rr)	EUR	100	122,831
Swissport Financing Sarl,
Sr. Sec’d. Notes
5.250%	08/15/24	EUR	100	112,946
Telenet Finance VI Luxembourg SCA,
Sr. Sec’d. Notes
4.875%	07/15/27	EUR	70	84,276
				7,919,638
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Mexico — 0.0%
Petroleos Mexicanos,
Gtd. Notes
5.500%	06/27/44(a)		128	$ 109,459
5.625%	01/23/46		400	340,400
6.500%	06/02/41		180	171,990
Gtd. Notes, 144A
7.690%	01/23/50		40	41,700
Gtd. Notes, MTN
6.750%	09/21/47(a)		155	148,769
				812,318
Netherlands — 0.3%
Cooperatieve Rabobank UA,
Gtd. Notes
4.375%	08/04/25		250	269,990
Gtd. Notes, GMTN
3.875%	02/08/22		600	625,308
ING Groep NV,
Jr. Sub. Notes
6.750%(ff)	—(rr)		200	209,951
Sr. Unsec’d. Notes
3.150%	03/29/22		345	352,773
4.100%	10/02/23		1,285	1,364,031
Intertrust Group BV,
Sr. Unsec’d. Notes
3.375%	11/15/25	EUR	100	114,581
InterXion Holding NV,
Gtd. Notes
4.750%	06/15/25	EUR	100	118,123
Trivium Packaging Finance BV,
Gtd. Notes, 144A
8.500%	08/15/27		1,435	1,551,594
Sr. Sec’d. Notes
3.750%	08/15/26	EUR	100	115,262
Sr. Sec’d. Notes, 144A
5.500%	08/15/26		1,089	1,144,757
United Group BV,
Sr. Sec’d. Notes
4.375%	07/01/22	EUR	125	138,965
UPCB Finance VII Ltd.,
Sr. Sec’d. Notes
3.625%	06/15/29	EUR	100	115,685
Ziggo Bond Co. BV,
Sr. Unsec’d. Notes, 144A
5.875%	01/15/25		805	827,138
6.000%	01/15/27		150	156,563
Ziggo BV,
Sr. Sec’d. Notes, 144A
5.500%	01/15/27		532	554,450
				7,659,171
Norway — 0.1%
Aker BP ASA,
Sr. Unsec’d. Notes, 144A
4.750%	06/15/24		211	220,389

A25

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Norway (cont’d.)
Equinor ASA,
Gtd. Notes
2.750%	11/10/21(a)		1,035	$ 1,049,555
				1,269,944
Portugal — 0.0%
Banco Espirito Santo SA,
Sr. Unsec’d. Notes, EMTN
2.625%	05/08/17(d)	EUR	300	62,127
4.750%	01/15/18(d)	EUR	400	82,836
				144,963
Saint Lucia — 0.0%
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd.,
Sr. Sec’d. Notes, 144A
8.750%	05/25/24		214	203,300
Spain — 0.1%
Banco Santander SA,
Sr. Unsec’d. Notes
3.500%	04/11/22		200	205,248
Bankia SA,
Jr. Sub. Notes
6.375%(ff)	—(rr)	EUR	200	230,429
Cirsa Finance International Sarl,
Sr. Sec’d. Notes, 144A
7.875%	12/20/23		200	212,300
ContourGlobal Power Holdings SA,
Sr. Sec’d. Notes
3.375%	08/01/23	EUR	100	112,964
4.125%	08/01/25	EUR	100	115,370
Naturgy Finance BV,
Gtd. Notes
4.125%(ff)	—(rr)	EUR	100	118,582
NH Hotel Group SA,
Sr. Sec’d. Notes
3.750%	10/01/23	EUR	116	128,328
Repsol International Finance BV,
Gtd. Notes
4.500%(ff)	03/25/75	EUR	100	125,217
Telefonica Europe BV,
Gtd. Notes
3.750%(ff)	—(rr)	EUR	100	115,153
4.375%(ff)	—(rr)	EUR	100	119,837
5.875%(ff)	—(rr)	EUR	100	126,098
Tendam Brands SAU,
Sr. Sec’d. Notes
5.000%	09/15/24	EUR	100	111,320
				1,720,846
Sweden — 0.1%
Svenska Handelsbanken AB,
Gtd. Notes
3.900%	11/20/23		1,200	1,282,308
Gtd. Notes, MTN
2.450%	03/30/21		1,600	1,608,927
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Sweden (cont’d.)
Verisure Holding AB,
Sec’d. Notes
3.500%	05/15/23	EUR	100	$ 112,789
Verisure Midholding AB,
Gtd. Notes
5.750%	12/01/23	EUR	100	112,265
				3,116,289
Switzerland — 0.2%
Credit Suisse Group AG,
Jr. Sub. Notes, 144A
6.375%(ff)	—(rr)		585	605,475
7.500%(ff)	—(rr)		200	213,750
Credit Suisse Group Funding Guernsey Ltd.,
Gtd. Notes
2.750%	03/26/20		555	556,482
3.450%	04/16/21		685	696,285
Holcim Finance Luxembourg SA,
Gtd. Notes
3.000%(ff)	—(rr)	EUR	100	114,350
Novartis Capital Corp.,
Gtd. Notes
3.100%	05/17/27		1,300	1,381,461
Tyco Electronics Group SA,
Gtd. Notes
3.125%	08/15/27		195	200,473
				3,768,276
United Kingdom — 0.8%
Algeco Global Finance PLC,
Sr. Sec’d. Notes
6.500%	02/15/23	EUR	100	109,267
Ardonagh Midco 3 PLC,
Sr. Sec’d. Notes, 144A
8.625%	07/15/23(a)		264	254,760
Atotech Alpha 3 BV/Alpha US Bidco, Inc.,
Gtd. Notes, 144A
6.250%	02/01/25(a)		1,339	1,345,695
Avon International Capital PLC,
Sr. Sec’d. Notes, 144A
6.500%	08/15/22		122	126,423
Barclays PLC,
Sub. Notes
4.375%	09/11/24		540	558,329
5.200%	05/12/26		200	212,457
BAT Capital Corp.,
Gtd. Notes
2.764%	08/15/22(a)		1,005	1,013,874
Cabot Financial Luxembourg II SA,
Sr. Sec’d. Notes, EMTN, 3 Month EURIBOR + 6.375% (Cap N/A, Floor 6.375%)
6.375%(c)	06/14/24	EUR	100	112,946
Connect Finco SARL/Connect US Finco LLC,
Sr. Sec’d. Notes, 144A
6.750%	10/01/26		1,636	1,666,675

A26

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United Kingdom (cont’d.)
CPUK Finance Ltd.,
Sec’d. Notes
4.250%	02/28/47	GBP	100	$ 124,366
Diageo Capital PLC,
Sr. Unsec’d. Notes
2.125%	10/24/24		1,580	1,579,542
2.375%	10/24/29		1,205	1,194,107
eG Global Finance PLC,
Sr. Sec’d. Notes
4.375%	02/07/25	EUR	100	105,725
Sr. Sec’d. Notes, 144A
6.750%	02/07/25		441	430,526
GKN Holdings Ltd.,
Gtd. Notes, EMTN
4.625%	05/12/32	GBP	100	124,797
HBOS Capital Funding LP,
Gtd. Notes
6.850%	—(rr)		200	203,000
HSBC Holdings PLC,
Jr. Sub. Notes
6.000%(ff)	—(rr)		418	429,921
Sr. Unsec’d. Notes
3.033%(ff)	11/22/23		1,590	1,613,451
3.803%(ff)	03/11/25		320	333,450
3.900%	05/25/26		1,000	1,058,508
3.950%(ff)	05/18/24		455	476,181
4.292%(ff)	09/12/26(a)		870	932,912
4.300%	03/08/26		465	502,230
Sub. Notes
4.375%	11/23/26		600	641,883
5.250%	03/14/44		200	247,360
6.500%	09/15/37		150	201,512
LHC3 PLC,
Sr. Sec’d. Notes, Cash coupon 4.125% or PIK 4.875%
4.125%	08/15/24	EUR	101	114,472
Pinnacle Bidco PLC,
Sr. Sec’d. Notes
6.375%	02/15/25	GBP	100	130,787
Reynolds American, Inc.,
Gtd. Notes
3.250%	06/12/20		73	73,462
4.000%	06/12/22		170	177,101
6.875%	05/01/20		500	513,081
Santander UK PLC,
Sr. Unsec’d. Notes
3.750%	11/15/21		700	722,672
Stonegate Pub Co. Financing PLC,
Sr. Sec’d. Notes
4.875%	03/15/22	GBP	100	125,857
Tesco Corporate Treasury Services PLC,
Gtd. Notes, EMTN
2.500%	05/02/25	GBP	100	124,977
Unique Pub Finance Co. PLC (The),
Sec’d. Notes, Series N
6.464%	03/30/32	GBP	100	141,221
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United Kingdom (cont’d.)
Virgin Media Finance PLC,
Gtd. Notes, 144A
5.750%	01/15/25		1,324	$ 1,363,720
Virgin Media Secured Finance PLC,
Sr. Sec’d. Notes, 144A
5.250%	01/15/26		200	204,973
5.500%	05/15/29		200	208,750
Vodafone Group PLC,
Jr. Sub. Notes
3.100%(ff)	01/03/79	EUR	100	115,317
				19,616,287
United States — 19.7%
Abbott Laboratories,
Sr. Unsec’d. Notes
3.400%	11/30/23		770	807,545
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.500%	05/14/20(a)		320	320,727
Acadia Healthcare Co., Inc.,
Gtd. Notes
5.125%	07/01/22		73	73,548
ACI Worldwide, Inc.,
Gtd. Notes, 144A
5.750%	08/15/26		832	881,920
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Sec’d. Notes, 144A
8.125%	02/15/24		224	241,360
Activision Blizzard, Inc.,
Sr. Unsec’d. Notes
2.300%	09/15/21		130	130,333
ADT Security Corp. (The),
Sr. Sec’d. Notes
3.500%	07/15/22		27	27,101
4.125%	06/15/23		71	72,065
Sr. Sec’d. Notes, 144A
4.875%	07/15/32		663	580,125
Advanced Disposal Services, Inc.,
Gtd. Notes, 144A
5.625%	11/15/24		82	85,588
Advanced Drainage Systems, Inc.,
Sr. Sec’d. Notes, 144A
5.000%	09/30/27		291	294,998
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
7.500%	08/15/22		99	111,994
Aflac, Inc.,
Sr. Unsec’d. Notes
3.250%	03/17/25		900	943,766
AHP Health Partners, Inc.,
Gtd. Notes, 144A
9.750%	07/15/26(a)		208	220,518
Alabama Power Co.,
Sr. Unsec’d. Notes
3.750%	03/01/45		135	145,506

A27

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes
5.750%	03/15/25	129	$ 132,657
Gtd. Notes, 144A
5.875%	02/15/28	500	529,220
Allegion US Holding Co., Inc.,
Gtd. Notes
3.200%	10/01/24	1,100	1,115,601
3.550%	10/01/27	1,275	1,298,787
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
Gtd. Notes, 144A
8.250%	08/01/23	1,367	1,396,049
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26	1,313	1,386,856
Sr. Unsec’d. Notes, 144A
9.750%	07/15/27	108	112,549
Allison Transmission, Inc.,
Sr. Unsec’d. Notes, 144A
5.875%	06/01/29	384	416,640
Ally Financial, Inc.,
Gtd. Notes
8.000%	11/01/31(a)	2,766	3,823,995
Sr. Unsec’d. Notes
3.875%	05/21/24(a)	229	236,969
Altria Group, Inc.,
Gtd. Notes
3.490%	02/14/22	200	205,181
3.875%	09/16/46(a)	460	421,567
4.000%	01/31/24	1,000	1,054,080
5.375%	01/31/44	225	250,117
5.800%	02/14/39	400	463,259
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.800%	08/22/24	415	431,531
AMC Networks, Inc.,
Gtd. Notes
4.750%	12/15/22	70	70,984
4.750%	08/01/25(a)	804	829,125
Ameren Corp.,
Sr. Unsec’d. Notes
2.500%	09/15/24	380	381,887
American Builders & Contractors Supply Co., Inc.,
Gtd. Notes, 144A
5.875%	05/15/26	597	625,357
American Express Co.,
Sr. Unsec’d. Notes
2.500%	08/01/22	900	909,035
2.750%	05/20/22	1,200	1,219,125
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
2.250%	05/05/21	1,100	1,103,902
American International Group, Inc.,
Sr. Unsec’d. Notes
3.300%	03/01/21	215	218,317
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
American Tower Corp.,
Sr. Unsec’d. Notes
2.250%	01/15/22	720	$ 720,946
2.950%	01/15/25	500	510,551
3.000%	06/15/23	780	797,886
3.375%	10/15/26	1,700	1,767,984
3.450%	09/15/21	400	409,193
3.500%	01/31/23	800	828,819
3.950%	03/15/29	500	538,501
4.400%	02/15/26	300	328,791
5.900%	11/01/21	200	214,932
Amgen, Inc.,
Sr. Unsec’d. Notes
2.650%	05/11/22	705	714,249
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.625%	07/01/27	174	183,570
AmWINS Group, Inc.,
Gtd. Notes, 144A
7.750%	07/01/26	168	180,600
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes
5.375%	09/15/24	75	67,478
Antero Resources Corp.,
Gtd. Notes
5.375%	11/01/21	183	176,595
Anthem, Inc.,
Sr. Unsec’d. Notes
3.350%	12/01/24	1,125	1,169,715
Aon PLC,
Gtd. Notes
2.800%	03/15/21	1,160	1,168,637
Apergy Corp.,
Gtd. Notes
6.375%	05/01/26	266	264,005
Appalachian Power Co.,
Sr. Unsec’d. Notes, Series Y
4.500%	03/01/49	200	239,443
Apple, Inc.,
Sr. Unsec’d. Notes
3.000%	02/09/24	235	244,864
Applied Materials, Inc.,
Sr. Unsec’d. Notes
2.625%	10/01/20	345	346,987
APX Group, Inc.,
Gtd. Notes
8.750%	12/01/20	363	356,648
Sr. Sec’d. Notes
7.875%	12/01/22	178	176,941
Sr. Sec’d. Notes, 144A
8.500%	11/01/24(a)	106	107,060
Aqua America, Inc.,
Sr. Unsec’d. Notes
3.566%	05/01/29	365	388,617
Aramark Services, Inc.,
Gtd. Notes
4.750%	06/01/26	133	136,658

A28

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Gtd. Notes, 144A
5.000%	04/01/25		515	$ 531,737
5.000%	02/01/28(a)		823	855,920
Archrock Partners LP/Archrock Partners Finance Corp.,
Gtd. Notes, 144A
6.875%	04/01/27		270	286,527
Arconic, Inc.,
Sr. Unsec’d. Notes
5.125%	10/01/24(a)		1,107	1,178,955
5.870%	02/23/22		165	175,725
Ares Capital Corp.,
Sr. Unsec’d. Notes
4.200%	06/10/24		1,200	1,230,006
Arizona Public Service Co.,
Sr. Unsec’d. Notes
2.600%	08/15/29		600	602,468
Asbury Automotive Group, Inc.,
Gtd. Notes
6.000%	12/15/24		328	339,480
Ascend Learning LLC,
Sr. Unsec’d. Notes, 144A
6.875%	08/01/25		289	299,115
6.875%	08/01/25		565	587,600
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A
10.000%	04/01/22		373	372,888
AT&T, Inc.,
Sr. Unsec’d. Notes
2.950%	07/15/26		925	935,935
3.200%	03/01/22(a)		650	665,853
3.400%	05/15/25		500	521,672
3.600%	07/15/25		275	289,485
4.350%	03/01/29		275	303,734
4.450%	04/01/24		700	757,177
4.750%	05/15/46		405	449,131
4.850%	03/01/39		315	357,158
Avangrid, Inc.,
Sr. Unsec’d. Notes
3.800%	06/01/29		200	214,859
Avantor, Inc.,
Sr. Sec’d. Notes, 144A
6.000%	10/01/24		2,199	2,356,294
Sr. Unsec’d. Notes, 144A
9.000%	10/01/25		1,426	1,597,120
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	07/15/27		199	205,308
Axalta Coating Systems LLC,
Gtd. Notes, 144A
4.875%	08/15/24		316	326,270
Banff Merger Sub, Inc.,
Sr. Unsec’d. Notes
8.375%	09/01/26(a)	EUR	130	131,146
Sr. Unsec’d. Notes, 144A
9.750%	09/01/26(a)		1,654	1,578,743
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Bank of America Corp.,
Jr. Sub. Notes, Series AA
6.100%(ff)	—(rr)		1,188	$ 1,297,890
Jr. Sub. Notes, Series DD
6.300%(ff)	—(rr)		215	241,875
Jr. Sub. Notes, Series V, 3 Month LIBOR + 3.387%
5.526%(c)	—(rr)		43	43,056
Jr. Sub. Notes, Series X
6.250%(ff)	—(rr)		820	891,750
Jr. Sub. Notes, Series Z
6.500%(ff)	—(rr)		463	515,087
Sr. Unsec’d. Notes
3.004%(ff)	12/20/23		331	338,040
Sr. Unsec’d. Notes, MTN
2.881%(ff)	04/24/23		1,800	1,826,340
3.499%(ff)	05/17/22		900	917,855
3.864%(ff)	07/23/24		900	948,083
4.244%(ff)	04/24/38		700	799,743
Sub. Notes
6.110%	01/29/37		150	196,462
Sub. Notes, MTN
4.450%	03/03/26		100	108,979
Bank of America NA,
Sr. Unsec’d. Notes
3.335%(ff)	01/25/23		250	256,654
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27		822	922,531
Bausch Health Cos., Inc.,
Gtd. Notes
4.500%	05/15/23	EUR	400	440,253
Gtd. Notes, 144A
5.500%	03/01/23		293	296,663
5.875%	05/15/23		173	175,163
6.125%	04/15/25(a)		335	347,144
7.000%	01/15/28		576	620,410
7.250%	05/30/29		905	988,531
9.000%	12/15/25		701	786,872
Sr. Sec’d. Notes, 144A
5.500%	11/01/25		1,600	1,674,160
5.750%	08/15/27		306	330,734
7.000%	03/15/24		381	400,416
Baxter International, Inc.,
Sr. Unsec’d. Notes
2.600%	08/15/26		2,020	2,038,281
BBA US Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	05/01/26		266	279,300
BBVA USA,
Sr. Unsec’d. Notes
3.500%	06/11/21		900	914,884
Beacon Roofing Supply, Inc.,
Gtd. Notes, 144A
4.875%	11/01/25		19	18,617
Sr. Sec’d. Notes, 144A
4.500%	11/15/26		98	98,980

A29

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.404%	06/05/20		385	$ 385,315
2.675%	12/15/19		50	50,012
2.894%	06/06/22		375	380,703
Belden, Inc.,
Gtd. Notes
4.125%	10/15/26	EUR	100	115,979
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
6.125%	04/01/36		195	270,090
Berkshire Hathaway Finance Corp.,
Gtd. Notes
4.250%	01/15/49		100	118,388
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
3.000%	02/11/23(a)		600	621,626
Berry Global, Inc.,
Sr. Sec’d. Notes, 144A
4.875%	07/15/26		492	508,556
Berry Petroleum Co. LLC,
Gtd. Notes, 144A
7.000%	02/15/26		187	179,053
BidFair MergeRight, Inc.,
Sr. Sec’d. Notes, 144A
7.375%	10/15/27		400	407,528
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A
7.250%	09/01/25		255	269,025
Biogen, Inc.,
Sr. Unsec’d. Notes
2.900%	09/15/20		180	181,298
Blue Cube Spinco LLC,
Gtd. Notes
9.750%	10/15/23		86	93,740
10.000%	10/15/25		42	47,012
Boeing Co. (The),
Sr. Unsec’d. Notes
3.600%	05/01/34		800	867,630
Booz Allen Hamilton, Inc.,
Gtd. Notes, 144A
5.125%	05/01/25		454	466,485
Boyne USA, Inc.,
Sec’d. Notes, 144A
7.250%	05/01/25		194	211,382
BP Capital Markets America, Inc.,
Gtd. Notes
2.112%	09/16/21		720	720,914
3.790%	02/06/24		580	616,405
Brand Industrial Services, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	07/15/25		280	264,600
Brazos Valley Longhorn LLC/Brazos Valley Longhorn Finance Corp.,
Gtd. Notes
6.875%	02/01/25		190	163,400
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
2.375%	01/15/20	1,400	$ 1,399,911
3.000%	01/15/22	1,400	1,413,545
3.125%	01/15/25	540	536,213
3.625%	01/15/24	600	613,566
3.875%	01/15/27	300	301,266
Broadcom, Inc.,
Gtd. Notes, 144A
4.250%	04/15/26	800	826,326
4.750%	04/15/29	200	211,434
Broadridge Financial Solutions, Inc.,
Sr. Unsec’d. Notes
3.400%	06/27/26	460	476,736
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL,
Sr. Sec’d. Notes, 144A
5.750%	05/15/26	186	194,370
Builders FirstSource, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	06/01/27	122	131,455
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.375%	09/01/42	300	349,055
BWX Technologies, Inc.,
Gtd. Notes, 144A
5.375%	07/15/26	437	459,396
California Resources Corp.,
Sec’d. Notes, 144A
8.000%	12/15/22	24	11,880
Callon Petroleum Co.,
Gtd. Notes
6.125%	10/01/24	203	199,955
6.375%	07/01/26	272	265,431
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26	733	758,655
5.875%	01/15/24	496	507,160
Sr. Unsec’d. Notes
5.375%	01/15/23	1,325	1,341,562
5.750%	01/15/25(a)	644	655,270
Capital One Financial Corp.,
Sr. Unsec’d. Notes
2.400%	10/30/20	975	977,780
2.500%	05/12/20	440	440,782
3.450%	04/30/21	634	645,482
Capital One NA,
Sr. Unsec’d. Notes
2.650%	08/08/22	1,200	1,213,636
Capitol Investment Merger Sub 2 LLC,
Sec’d. Notes, 144A
10.000%	08/01/24	195	202,313
Carrizo Oil & Gas, Inc.,
Gtd. Notes
6.250%	04/15/23(a)	343	324,993
8.250%	07/15/25	217	212,573

A30

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Catalent Pharma Solutions, Inc.,
Gtd. Notes, 144A
4.875%	01/15/26	296	$ 304,510
5.000%	07/15/27	436	452,350
CC Holdings GS V LLC/Crown Castle GS III Corp.,
Sr. Sec’d. Notes
3.849%	04/15/23	750	786,079
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.000%	03/01/23	41	41,666
5.000%	02/01/28	256	264,640
5.125%	05/01/27	1,666	1,738,887
5.375%	06/01/29	1,805	1,922,325
5.875%	05/01/27	42	44,415
CDK Global, Inc.,
Sr. Unsec’d. Notes
4.875%	06/01/27(a)	842	876,690
Sr. Unsec’d. Notes, 144A
5.250%	05/15/29	154	159,390
CDW LLC/CDW Finance Corp.,
Gtd. Notes
4.250%	04/01/28	126	128,533
5.000%	09/01/25	849	881,899
5.500%	12/01/24	546	601,146
Cedar Fair LP,
Gtd. Notes, 144A
5.250%	07/15/29	483	516,810
Celgene Corp.,
Sr. Unsec’d. Notes
2.250%	08/15/21	1,500	1,500,059
3.450%	11/15/27	186	197,067
Cengage Learning Acquistions, Inc., Escrow Shares,
Sr. Sec’d. Notes
—%	04/15/99^	356	—
—%	12/31/99^	69	—
Centene Corp.,
Sr. Unsec’d. Notes
4.750%	01/15/25	62	63,643
Sr. Unsec’d. Notes, 144A
5.375%	06/01/26	2,386	2,496,352
Centennial Resource Production LLC,
Gtd. Notes, 144A
6.875%	04/01/27	222	221,445
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
2.950%	03/01/30	200	199,261
CenturyLink, Inc.,
Sr. Unsec’d. Notes
5.625%	04/01/25(a)	385	399,437
Sr. Unsec’d. Notes, Series P
7.600%	09/15/39	158	154,050
Sr. Unsec’d. Notes, Series U
7.650%	03/15/42	158	153,655
Sr. Unsec’d. Notes, Series W
6.750%	12/01/23(a)	649	710,655
Sr. Unsec’d. Notes, Series Y
7.500%	04/01/24(a)	447	499,902
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	03/01/25		532	$ 539,980
Charles River Laboratories International, Inc.,
Gtd. Notes, 144A
5.500%	04/01/26		422	448,894
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.579%	07/23/20		255	257,284
4.464%	07/23/22		1,500	1,579,231
5.375%	04/01/38		700	781,923
5.375%	05/01/47		1,200	1,307,481
Chemours Co. (The),
Gtd. Notes
4.000%	05/15/26	EUR	100	99,669
5.375%	05/15/27(a)		356	307,061
6.625%	05/15/23(a)		257	253,788
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.125%	06/30/27		1,249	1,366,874
5.875%	03/31/25		266	295,960
7.000%	06/30/24		185	212,621
Cheniere Energy Partners LP,
Gtd. Notes
5.625%	10/01/26		527	559,226
Sr. Sec’d. Notes
5.250%	10/01/25		33	34,238
Sr. Unsec’d. Notes, 144A
4.500%	10/01/29		664	679,770
Chesapeake Energy Corp.,
Gtd. Notes
4.875%	04/15/22		840	678,300
5.750%	03/15/23		251	192,015
6.625%	08/15/20(a)		269	270,345
7.000%	10/01/24(a)		250	179,375
Gtd. Notes, 144A
8.000%	03/15/26(a)		164	112,340
Chobani LLC/Chobani Finance Corp., Inc.,
Gtd. Notes, 144A
7.500%	04/15/25(a)		385	368,638
CHS/Community Health Systems, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	03/15/26		816	813,960
8.625%	01/15/24(a)		679	701,067
Chubb INA Holdings, Inc.,
Gtd. Notes
3.350%	05/15/24		655	692,292
Churchill Downs, Inc.,
Gtd. Notes, 144A
4.750%	01/15/28		344	352,600
5.500%	04/01/27		975	1,034,572
Cigna Corp.,
Gtd. Notes
3.750%	07/15/23		840	879,628

A31

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Cincinnati Bell, Inc.,
Gtd. Notes, 144A
7.000%	07/15/24(a)	418	$ 386,650
8.000%	10/15/25	170	148,750
CIT Group, Inc.,
Jr. Sub. Notes, Series A
5.800%(ff)	—(rr)	290	294,350
Sr. Unsec’d. Notes, GMTN
6.000%	04/01/36	526	590,435
Sub. Notes
6.125%	03/09/28(a)	180	210,600
Citibank NA,
Sr. Unsec’d. Notes
2.844%(ff)	05/20/22	1,200	1,212,237
3.400%	07/23/21	650	665,268
3.650%	01/23/24(a)	1,285	1,362,827
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.450%	01/10/20	280	280,189
2.750%	04/25/22	1,100	1,116,373
3.142%(ff)	01/24/23	1,000	1,018,220
3.352%(ff)	04/24/25	990	1,025,749
3.878%(ff)	01/24/39	200	218,556
4.500%	01/14/22	800	840,979
4.650%	07/23/48	340	416,095
Citizens Bank NA,
Sr. Unsec’d. Notes
2.250%	03/02/20	375	375,117
Clean Harbors, Inc.,
Sr. Unsec’d. Notes, 144A
4.875%	07/15/27	307	320,431
5.125%	07/15/29	235	249,100
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes, 144A
9.250%	02/15/24	1,205	1,323,885
Sr. Sec’d. Notes, 144A
5.125%	08/15/27	1,944	2,025,356
Clearway Energy Operating LLC,
Gtd. Notes
5.375%	08/15/24(a)	307	314,675
Gtd. Notes, 144A
5.750%	10/15/25	273	287,333
CNO Financial Group, Inc.,
Sr. Unsec’d. Notes
5.250%	05/30/29	391	428,145
CNX Resources Corp.,
Gtd. Notes
5.875%	04/15/22	1,274	1,223,040
Colfax Corp.,
Gtd. Notes, 144A
6.000%	02/15/24	587	621,251
6.375%	02/15/26	324	348,604
Comcast Corp.,
Gtd. Notes
4.600%	10/15/38	700	836,220
4.700%	10/15/48	500	612,222
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
CommScope, Inc.,
Sr. Sec’d. Notes, 144A
5.500%	03/01/24	920	$ 946,450
6.000%	03/01/26	496	513,261
Comstock Resources, Inc.,
Gtd. Notes
9.750%	08/15/26	251	209,783
Connecticut Light & Power Co. (The),
First Ref. Mortgage
4.000%	04/01/48	200	230,558
CONSOL Energy, Inc.,
Sec’d. Notes, 144A
11.000%	11/15/25	590	588,525
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.200%	03/15/42	200	225,836
Sr. Unsec’d. Notes, Series E
4.650%	12/01/48	250	309,608
Constellium SE,
Gtd. Notes, 144A
5.750%	05/15/24(a)	653	670,957
5.875%	02/15/26(a)	1,151	1,199,917
6.625%	03/01/25(a)	452	471,210
Core & Main Holdings LP,
Sr. Unsec’d. Notes, 144A, Cash coupon 8.625% or PIK 9.375%
8.625%	09/15/24	542	546,065
Core & Main LP,
Sr. Unsec’d. Notes, 144A
6.125%	08/15/25(a)	1,056	1,053,360
Coty, Inc.,
Gtd. Notes, 144A
6.500%	04/15/26	50	48,500
Covey Park Energy LLC/Covey Park Finance Corp.,
Gtd. Notes, 144A
7.500%	05/15/25	321	256,800
CPG Merger Sub LLC,
Gtd. Notes, 144A
8.000%	10/01/21	312	312,000
Credit Acceptance Corp.,
Gtd. Notes, 144A
6.625%	03/15/26	175	187,250
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes, 144A
5.625%	05/01/27	457	466,570
Crown Americas LLC/Crown Americas Capital Corp. V,
Gtd. Notes
4.250%	09/30/26	595	615,825
Crown Americas LLC/Crown Americas Capital Corp. VI,
Gtd. Notes
4.750%	02/01/26	280	292,950
Crown Castle International Corp.,
Sr. Unsec’d. Notes
2.250%	09/01/21	195	195,161
3.100%	11/15/29	600	601,894
3.200%	09/01/24	425	436,555
3.650%	09/01/27	1,400	1,482,324
4.300%	02/15/29(a)	450	496,822

A32

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
5.250%	01/15/23	1,200	$ 1,306,523
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	10/15/25	1,257	1,264,831
CSC Holdings LLC,
Gtd. Notes, 144A
5.375%	07/15/23	500	513,125
5.375%	02/01/28	600	632,250
5.500%	05/15/26	292	307,301
6.500%	02/01/29	511	567,964
6.625%	10/15/25	6	6,422
Sr. Unsec’d. Notes
5.250%	06/01/24(a)	390	419,250
Sr. Unsec’d. Notes, 144A
5.125%	12/15/21	252	252,050
5.125%	12/15/21	359	359,072
5.750%	01/15/30	393	410,732
7.750%	07/15/25(a)	201	216,115
10.875%	10/15/25	1,593	1,803,993
CSX Corp.,
Sr. Unsec’d. Notes
4.500%	03/15/49	125	146,974
CVS Health Corp.,
Sr. Unsec’d. Notes
3.000%	08/15/26	285	286,413
3.350%	03/09/21	505	513,076
CyrusOne LP/CyrusOne Finance Corp.,
Gtd. Notes
5.375%	03/15/27	255	271,894
Darling Ingredients, Inc.,
Gtd. Notes, 144A
5.250%	04/15/27	137	143,850
DCP Midstream Operating LP,
Gtd. Notes
5.125%	05/15/29	122	124,288
5.375%	07/15/25	68	72,420
Gtd. Notes, 144A
6.450%	11/03/36	520	542,100
6.750%	09/15/37	334	351,535
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A
7.125%	06/15/24(a)	657	692,478
Sr. Sec’d. Notes, 144A
4.000%	07/15/24	1,100	1,150,448
4.900%	10/01/26(a)	800	857,523
5.300%	10/01/29(a)	388	423,019
8.350%	07/15/46	400	527,579
Denbury Resources, Inc.,
Sec’d. Notes, 144A
9.000%	05/15/21	312	289,380
9.250%	03/31/22	311	272,125
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Sr. Sec’d. Notes, 144A
5.375%	08/15/26	1,019	1,057,212
DISH DBS Corp.,
Gtd. Notes
5.000%	03/15/23(a)	734	741,560
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
5.875%	07/15/22	1,058	$ 1,100,320
5.875%	11/15/24	124	122,915
6.750%	06/01/21	313	329,370
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.200%	05/15/28	138	148,284
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series C
4.050%	09/15/42	400	423,024
DTE Energy Co.,
Sr. Unsec’d. Notes, Series B
2.600%	06/15/22	180	181,268
Sr. Unsec’d. Notes, Series D
3.700%	08/01/23	580	608,167
Duke Energy Carolinas LLC,
First Mortgage
3.200%	08/15/49	120	120,325
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.750%	09/01/46	95	97,808
Duke Energy Florida LLC,
First Mortgage
3.800%	07/15/28	685	754,584
3.850%	11/15/42	400	435,761
Dun & Bradstreet Corp. (The),
Sr. Sec’d. Notes, 144A
6.875%	08/15/26	766	834,940
Sr. Unsec’d. Notes, 144A
10.250%	02/15/27	550	608,437
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
3.766%	11/15/20	350	356,443
Eagle Holding Co. II LLC,
Sr. Unsec’d. Notes, 144A, Cash coupon 7.625% or PIK 8.375%
7.625%	05/15/22	82	82,615
Unsec’d. Notes, 144A, Cash coupon 7.750% or PIK 8.500%
7.750%	05/15/22	381	384,334
Edison International,
Sr. Unsec’d. Notes
5.750%	06/15/27	55	61,753
Eldorado Resorts, Inc.,
Gtd. Notes
6.000%	09/15/26	142	155,490
Element Solutions, Inc.,
Gtd. Notes, 144A
5.875%	12/01/25	1,923	2,009,338
Eli Lilly & Co.,
Sr. Unsec’d. Notes
3.100%	05/15/27	380	399,591
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36	468	462,735
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	01/30/26	676	703,040
5.750%	01/30/28	443	470,687

A33

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Energizer Holdings, Inc.,
Gtd. Notes, 144A
7.750%	01/15/27(a)		317	$ 353,201
Energy Transfer Operating LP,
Gtd. Notes
4.950%	06/15/28		400	439,605
EnLink Midstream LLC,
Gtd. Notes
5.375%	06/01/29		91	86,905
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
4.150%	06/01/25		28	25,970
4.400%	04/01/24		205	197,425
4.850%	07/15/26		52	49,400
5.050%	04/01/45		276	220,800
5.450%	06/01/47		73	59,495
5.600%	04/01/44		182	148,785
Entegris, Inc.,
Gtd. Notes, 144A
4.625%	02/10/26		228	235,980
Entercom Media Corp.,
Sec’d. Notes, 144A
6.500%	05/01/27		158	165,110
Entergy Texas, Inc.,
First Mortgage
3.550%	09/30/49		190	197,569
Enterprise Products Operating LLC,
Gtd. Notes
4.150%	10/16/28		700	775,209
Envision Healthcare Corp.,
Gtd. Notes, 144A
8.750%	10/15/26(a)		236	143,960
EPR Properties,
Gtd. Notes
4.950%	04/15/28		1,500	1,634,039
Equinix, Inc.,
Sr. Unsec’d. Notes
2.875%	03/15/24	EUR	100	113,013
2.875%	10/01/25	EUR	100	112,810
Evergy, Inc.,
Sr. Unsec’d. Notes
2.900%	09/15/29		450	447,724
Exelon Corp.,
Jr. Sub. Notes
3.497%	06/01/22		1,000	1,025,683
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
5.750%	10/01/41		300	358,645
Expedia Group, Inc.,
Gtd. Notes
3.800%	02/15/28		927	970,174
Extraction Oil & Gas, Inc.,
Gtd. Notes, 144A
5.625%	02/01/26		327	200,288
7.375%	05/15/24		720	471,600
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.726%	03/01/23	520	$ 534,258
Fidelity National Financial, Inc.,
Sr. Unsec’d. Notes
5.500%	09/01/22	475	509,738
Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A
7.875%	11/15/25	263	266,945
Flexi-Van Leasing, Inc.,
Sec’d. Notes, 144A
10.000%	02/15/23	120	117,300
Florida Power & Light Co.,
First Mortgage
3.990%	03/01/49	300	350,175
FMC Corp.,
Sr. Unsec’d. Notes
3.200%	10/01/26	625	630,785
Ford Motor Co.,
Sr. Unsec’d. Notes
4.346%	12/08/26(a)	500	501,330
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.425%	06/12/20	790	788,025
3.336%	03/18/21	685	688,199
3.813%	10/12/21	585	592,903
4.134%	08/04/25	300	296,808
5.113%	05/03/29	700	703,774
Fortress Transportation & Infrastructure Investors LLC,
Sr. Unsec’d. Notes, 144A
6.500%	10/01/25	94	96,585
6.750%	03/15/22	87	90,915
Fox Corp.,
Sr. Unsec’d. Notes, 144A
4.030%	01/25/24	360	382,777
Freeport-McMoRan, Inc.,
Gtd. Notes
3.550%	03/01/22	35	35,088
3.875%	03/15/23	1,327	1,336,952
5.000%	09/01/27	134	133,345
5.250%	09/01/29	258	257,194
5.450%	03/15/43	2,343	2,111,043
frontdoor, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	08/15/26(a)	382	418,298
Frontier Communications Corp.,
Sr. Sec’d. Notes, 144A
8.000%	04/01/27	2,000	2,112,000
Gartner, Inc.,
Gtd. Notes, 144A
5.125%	04/01/25	213	222,851
Gates Global LLC/Gates Global Co.,
Gtd. Notes, 144A
6.000%	07/15/22(a)	383	381,564
GCI LLC,
Sr. Unsec’d. Notes, 144A
6.625%	06/15/24	170	183,388

A34

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
GCP Applied Technologies, Inc.,
Gtd. Notes, 144A
5.500%	04/15/26	129	$ 131,580
General Motors Co.,
Sr. Unsec’d. Notes
5.200%	04/01/45	750	740,660
General Motors Financial Co., Inc.,
Gtd. Notes
2.650%	04/13/20	500	500,661
3.450%	04/10/22	775	788,397
3.700%	05/09/23	900	920,764
4.200%	03/01/21	800	817,227
4.350%	01/17/27	200	205,572
5.250%	03/01/26	305	330,843
Sr. Unsec’d. Notes
3.550%	07/08/22	1,180	1,204,151
4.150%	06/19/23	695	722,328
4.200%	11/06/21	835	861,432
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
5.625%	06/15/24	46	44,045
6.000%	05/15/23	87	87,326
6.250%	05/15/26	89	85,885
6.500%	10/01/25	174	169,650
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Holdings LLC,
Gtd. Notes, 144A
10.000%	11/30/24	1,265	1,367,541
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.550%	09/01/20	890	894,290
Global Payments, Inc.,
Sr. Unsec’d. Notes
3.200%	08/15/29	220	223,100
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
3.350%	09/01/24	115	115,656
4.000%	01/15/30	525	527,609
5.250%	06/01/25	847	932,996
5.375%	11/01/23	700	757,218
5.375%	04/15/26	1,230	1,352,828
5.750%	06/01/28	350	398,121
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A
5.250%	12/01/27	255	268,069
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc.,
Sr. Sec’d. Notes, 144A
9.875%	05/01/24	324	346,680
Golden Nugget, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	10/15/24	1,595	1,622,912
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series P
5.000%(ff)	—(a)(rr)	138	135,475
Sr. Unsec’d. Notes
2.350%	11/15/21	370	370,389
2.875%	02/25/21	875	882,540
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
3.000%	04/26/22	800	$ 808,696
3.272%(ff)	09/29/25	900	928,997
3.625%	01/22/23	200	207,995
3.750%	02/25/26	100	105,754
4.017%(ff)	10/31/38	700	753,739
4.411%(ff)	04/23/39	300	338,823
5.750%	01/24/22	600	646,435
Sub. Notes
6.750%	10/01/37	150	202,483
Graham Holdings Co.,
Gtd. Notes, 144A
5.750%	06/01/26	188	202,100
Graphic Packaging International LLC,
Gtd. Notes, 144A
4.750%	07/15/27	150	157,500
Gray Television, Inc.,
Gtd. Notes, 144A
7.000%	05/15/27	78	85,699
Great Western Petroleum LLC/Great Western Finance Corp.,
Sr. Unsec’d. Notes, 144A
9.000%	09/30/21	472	410,640
Greif, Inc.,
Gtd. Notes, 144A
6.500%	03/01/27	45	47,723
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A
5.750%	12/01/25	210	216,038
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.,
Sr. Sec’d. Notes, 144A
7.375%	12/15/23	374	357,170
Group 1 Automotive, Inc.,
Gtd. Notes, 144A
5.250%	12/15/23	53	54,458
GTCR AP Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.000%	05/15/27	313	321,608
Harland Clarke Holdings Corp.,
Sr. Sec’d. Notes, 144A
8.375%	08/15/22	154	126,280
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.600%	08/19/49	70	70,444
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25	796	869,630
5.375%	09/01/26	389	427,394
5.625%	09/01/28(a)	945	1,053,013
5.875%	02/01/29	977	1,097,396
Sr. Sec’d. Notes
5.000%	03/15/24	200	218,390
5.250%	06/15/49	410	447,246
5.500%	06/15/47	600	674,570
HD Supply, Inc.,
Gtd. Notes, 144A
5.375%	10/15/26(a)	2,275	2,408,656

A35

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Herc Holdings, Inc.,
Gtd. Notes, 144A
5.500%	07/15/27		479	$ 498,160
Hertz Corp. (The),
Sec’d. Notes, 144A
7.625%	06/01/22		560	583,100
Hertz Holdings Netherlands BV,
Gtd. Notes
5.500%	03/30/23	EUR	100	113,998
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.625%	02/15/26		166	173,470
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
3.500%	10/05/21		125	128,146
Sr. Unsec’d. Notes, 144A
2.100%	10/04/19		425	424,994
Hill-Rom Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	09/15/27		100	102,235
Hilton Domestic Operating Co., Inc.,
Gtd. Notes
4.250%	09/01/24		96	97,800
5.125%	05/01/26		378	396,900
Gtd. Notes, 144A
4.875%	01/15/30		1,323	1,396,890
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.875%	04/01/27		221	232,768
Hologic, Inc.,
Gtd. Notes, 144A
4.375%	10/15/25		205	210,125
4.625%	02/01/28		144	149,220
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
5.875%	12/16/36		200	276,591
Howard Hughes Corp. (The),
Sr. Unsec’d. Notes, 144A
5.375%	03/15/25		217	225,680
HUB International Ltd.,
Sr. Unsec’d. Notes, 144A
7.000%	05/01/26		1,413	1,451,434
Hughes Satellite Systems Corp.,
Sr. Sec’d. Notes
5.250%	08/01/26		197	210,790
Humana, Inc.,
Sr. Unsec’d. Notes
2.625%	10/01/19		605	605,000
2.900%	12/15/22		610	620,565
Huntington National Bank (The),
Sr. Unsec’d. Notes
2.375%	03/10/20		520	520,448
IAA, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	06/15/27		416	438,880
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
6.250%	02/01/22		114	$ 116,964
6.750%	02/01/24		96	99,840
Gtd. Notes, 144A
4.750%	09/15/24		90	89,910
6.250%	05/15/26		517	542,204
iHeartCommunications, Inc.,
Sr. Sec’d. Notes
6.375%	05/01/26		179	193,729
Sr. Sec’d. Notes, 144A
5.250%	08/15/27		351	365,040
IHS Markit Ltd.,
Sr. Unsec’d. Notes
4.125%	08/01/23		1,001	1,053,352
4.250%	05/01/29		700	752,801
4.750%	08/01/28		265	294,548
Immucor, Inc.,
Gtd. Notes, 144A
11.125%	02/15/22		16	16,180
Indigo Natural Resources LLC,
Sr. Unsec’d. Notes, 144A
6.875%	02/15/26		295	265,869
Infor US, Inc.,
Gtd. Notes
6.500%	05/15/22		2,886	2,932,897
Informatica LLC,
Sr. Unsec’d. Notes, 144A
7.125%	07/15/23		775	788,562
Installed Building Products, Inc.,
Gtd. Notes, 144A
5.750%	02/01/28		142	146,438
Intercontinental Exchange, Inc.,
Gtd. Notes
3.750%	12/01/25		790	851,741
Sr. Unsec’d. Notes
3.750%	09/21/28		235	257,975
International Business Machines Corp.,
Sr. Unsec’d. Notes
2.850%	05/13/22		1,500	1,531,536
4.250%	05/15/49		205	235,835
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	10/01/21		145	148,649
IQVIA, Inc.,
Gtd. Notes
3.250%	03/15/25	EUR	200	223,440
Gtd. Notes, 144A
3.250%	03/15/25	EUR	100	111,720
5.000%	10/15/26		503	526,892
5.000%	05/15/27		685	717,537
IRB Holding Corp.,
Gtd. Notes, 144A
6.750%	02/15/26		62	62,310
Iron Mountain UK PLC,
Gtd. Notes, EMTN
3.875%	11/15/25	GBP	100	123,443

A36

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Iron Mountain, Inc.,
Gtd. Notes
3.000%	01/15/25	EUR	100	$ 111,396
Gtd. Notes, 144A
4.875%	09/15/27		287	293,509
4.875%	09/15/29		356	361,447
iStar, Inc.,
Sr. Unsec’d. Notes
4.625%	09/15/20		40	40,488
5.250%	09/15/22		81	82,721
6.000%	04/01/22		61	62,806
Itron, Inc.,
Gtd. Notes, 144A
5.000%	01/15/26		30	30,909
J.M. Smucker Co. (The),
Sr. Unsec’d. Notes
2.500%	03/15/20		325	325,311
Jaguar Holding Co. II/Pharmaceutical Product Development LLC,
Gtd. Notes, 144A
6.375%	08/01/23		1,751	1,810,096
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.750%	06/15/25		1,067	1,111,622
5.875%	07/15/24		529	544,896
6.750%	02/15/28		385	426,387
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
6.500%	04/15/29		892	990,102
Sr. Unsec’d. Notes, 144A
5.500%	01/15/30		649	687,927
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.625%	12/15/25		167	167,631
4.875%	12/15/27		25	24,750
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.300%	06/07/21		1,170	1,177,045
2.600%	03/07/24		275	280,606
Johnson & Johnson,
Sr. Unsec’d. Notes
2.950%	03/03/27		752	790,595
3.400%	01/15/38		275	296,908
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF
5.000%(ff)	—(rr)		1,115	1,139,943
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
5.736%(c)	—(rr)		287	288,345
Jr. Sub. Notes, Series R
6.000%(ff)	—(rr)		7	7,480
Jr. Sub. Notes, Series S
6.750%(ff)	—(rr)		150	166,500
Jr. Sub. Notes, Series V, 3 Month LIBOR + 3.320%
5.419%(c)	—(rr)		550	550,000
Jr. Sub. Notes, Series X
6.100%(ff)	—(rr)		130	141,027
Jr. Sub. Notes, Series Z
5.300%(ff)	—(rr)		484	489,445
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Sr. Unsec’d. Notes
2.400%	06/07/21		800	$ 803,803
2.700%	05/18/23		800	813,449
2.950%	10/01/26		800	820,250
3.200%	01/25/23		200	206,548
3.220%(ff)	03/01/25		900	931,799
3.250%	09/23/22		400	413,440
3.882%(ff)	07/24/38		500	552,427
3.964%(ff)	11/15/48		1,050	1,177,186
4.350%	08/15/21		400	416,103
Sub. Notes
3.375%	05/01/23(a)		500	517,114
3.875%	09/10/24		700	744,817
Kaiser Aluminum Corp.,
Gtd. Notes
5.875%	05/15/24		146	152,002
KAR Auction Services, Inc.,
Gtd. Notes, 144A
5.125%	06/01/25		86	89,010
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.551%	05/25/21		640	653,679
5.085%	05/25/48(a)		100	118,301
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
Gtd. Notes, 144A
5.250%	06/01/26		290	306,965
Kinder Morgan, Inc.,
Gtd. Notes
3.050%	12/01/19		140	140,078
Kratos Defense & Security Solutions, Inc.,
Sr. Sec’d. Notes, 144A
6.500%	11/30/25		520	555,100
L Brands, Inc.,
Gtd. Notes
6.750%	07/01/36		51	43,266
6.875%	11/01/35		465	402,806
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
2.700%	04/27/20		70	70,140
Sr. Unsec’d. Notes, 144A
4.950%	02/15/21		966	992,527
LABL Escrow Issuer LLC,
Sr. Sec’d. Notes, 144A
6.750%	07/15/26		395	411,787
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
Gtd. Notes, 144A
5.250%	10/01/25		346	353,785
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, EMTN
2.450%	02/05/14(d)	EUR	900	16,676
4.750%	01/16/14(d)	EUR	415	7,690
5.375%	10/17/12(d)	EUR	50	926
Lennar Corp.,
Gtd. Notes
4.750%	11/29/27		936	1,003,860
4.875%	12/15/23		19	20,188
5.250%	06/01/26		230	248,688

A37

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Level 3 Financing, Inc.,
Gtd. Notes
5.250%	03/15/26		578	$ 601,033
5.375%	05/01/25		40	41,432
Gtd. Notes, 144A
4.625%	09/15/27		244	246,208
Level 3 Parent LLC,
Sr. Unsec’d. Notes
5.750%	12/01/22		102	102,408
Lions Gate Capital Holdings LLC,
Gtd. Notes, 144A
5.875%	11/01/24		204	209,610
6.375%	02/01/24		28	29,607
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
2.500%	11/23/20		460	462,027
Manitowoc Co., Inc. (The),
Sec’d. Notes, 144A
9.000%	04/01/26		161	157,780
Markel Corp.,
Sr. Unsec’d. Notes
5.000%	05/20/49		600	696,111
Marriott Ownership Resorts, Inc./ILG LLC,
Gtd. Notes
6.500%	09/15/26		42	45,255
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
3.300%	03/14/23		140	144,700
4.200%	03/01/48		150	169,118
4.350%	01/30/47		45	51,830
4.750%	03/15/39		220	265,497
4.900%	03/15/49		1,495	1,872,786
Masco Corp.,
Sr. Unsec’d. Notes
4.450%	04/01/25		100	108,310
Masonite International Corp.,
Gtd. Notes, 144A
5.375%	02/01/28		171	178,268
5.750%	09/15/26		35	36,925
Mastercard, Inc.,
Sr. Unsec’d. Notes
2.950%	11/21/26		920	967,922
2.950%	06/01/29		315	330,410
3.500%	02/26/28		425	464,202
3.650%	06/01/49		725	821,232
Matador Resources Co.,
Gtd. Notes
5.875%	09/15/26		347	347,659
Mattel, Inc.,
Gtd. Notes, 144A
6.750%	12/31/25		826	861,881
Matthews International Corp.,
Gtd. Notes, 144A
5.250%	12/01/25		31	29,373
Mauser Packaging Solutions Holding Co.,
Sr. Sec’d. Notes
4.750%	04/15/24	EUR	100	112,674
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Sr. Sec’d. Notes, 144A
5.500%	04/15/24	1,514	$ 1,555,559
Maxim Integrated Products, Inc.,
Sr. Unsec’d. Notes
3.450%	06/15/27	1,249	1,290,533
McCormick & Co., Inc.,
Sr. Unsec’d. Notes
2.700%	08/15/22	625	633,594
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
2.625%	01/15/22	800	812,172
3.250%	06/10/24(a)	800	841,799
3.500%	03/01/27	405	432,879
4.875%	12/09/45	15	18,137
MDC Holdings, Inc.,
Gtd. Notes
6.000%	01/15/43	148	152,810
MDC Partners, Inc.,
Gtd. Notes, 144A
6.500%	05/01/24(a)	70	63,788
MEDNAX, Inc.,
Gtd. Notes, 144A
5.250%	12/01/23	162	164,673
6.250%	01/15/27	860	853,490
Medtronic, Inc.,
Gtd. Notes
3.150%	03/15/22	230	237,078
Meredith Corp.,
Gtd. Notes
6.875%	02/01/26	68	69,105
Meritage Homes Corp.,
Gtd. Notes
5.125%	06/06/27	94	99,170
MetLife, Inc.,
Sr. Unsec’d. Notes
3.048%	12/15/22	900	926,592
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
4.500%	09/01/26(a)	780	826,800
4.500%	01/15/28	951	986,662
5.625%	05/01/24	770	844,112
Gtd. Notes, 144A
5.750%	02/01/27	30	33,684
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26(a)	137	142,840
6.000%	03/15/23	70	77,119
7.750%	03/15/22	493	551,549
Midcontinent Communications/Midcontinent Finance Corp.,
Gtd. Notes, 144A
5.375%	08/15/27	189	198,923
Mississippi Power Co.,
Sr. Unsec’d. Notes
4.250%	03/15/42	300	324,810

A38

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Mobile Mini, Inc.,
Gtd. Notes
5.875%	07/01/24	572	$ 589,160
Molina Healthcare, Inc.,
Sr. Unsec’d. Notes
5.375%	11/15/22	188	199,288
Sr. Unsec’d. Notes, 144A
4.875%	06/15/25	494	496,470
Momentive Performance Materials, Inc.,
Sr. Sec’d. Notes
8.875%	10/15/20^(d)	566	—
Mondelez International, Inc.,
Sr. Unsec’d. Notes
3.625%	02/13/26	720	767,024
Morgan Stanley,
Jr. Sub. Notes, Series H, 3 Month LIBOR + 3.610%
5.913%(c)	—(rr)	639	644,240
Sr. Unsec’d. Notes
2.800%	06/16/20	995	1,000,027
Sr. Unsec’d. Notes, GMTN
2.750%	05/19/22	600	608,712
4.000%	07/23/25	365	393,754
Sr. Unsec’d. Notes, MTN
2.625%	11/17/21	800	807,611
Sub. Notes, MTN
4.100%	05/22/23	1,300	1,368,991
MPH Acquisition Holdings LLC,
Gtd. Notes, 144A
7.125%	06/01/24(a)	588	541,695
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
4.625%	08/01/29	562	578,860
5.000%	10/15/27	1,273	1,333,467
MSCI, Inc.,
Gtd. Notes, 144A
4.750%	08/01/26	46	48,185
Mueller Water Products, Inc.,
Gtd. Notes, 144A
5.500%	06/15/26	354	369,930
Murphy Oil Corp.,
Sr. Unsec’d. Notes
5.625%	12/01/42	117	102,960
5.750%	08/15/25	116	117,740
Murphy Oil USA, Inc.,
Gtd. Notes
4.750%	09/15/29	182	186,095
Nabors Industries, Inc.,
Gtd. Notes
4.625%	09/15/21	229	216,405
5.500%	01/15/23	55	45,238
Nasdaq, Inc.,
Sr. Unsec’d. Notes
3.850%	06/30/26	32	34,289
National Rural Utilities Cooperative Finance Corp.,
Collateral Trust
3.700%	03/15/29	600	663,139
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
8.125%	07/15/23(a)		394	$ 410,745
9.125%	07/15/26		210	223,650
Navient Corp.,
Sr. Unsec’d. Notes
5.875%	10/25/24		221	222,658
6.500%	06/15/22		18	19,170
6.625%	07/26/21		216	226,800
6.750%	06/25/25(a)		131	135,094
6.750%	06/15/26(a)		275	281,875
7.250%	09/25/23		193	209,791
Sr. Unsec’d. Notes, GMTN
5.500%	01/25/23		105	108,413
Sr. Unsec’d. Notes, MTN
6.125%	03/25/24		37	38,376
Navistar International Corp.,
Gtd. Notes, 144A
6.625%	11/01/25		262	265,930
NBCUniversal Enterprise, Inc.,
Jr. Sub. Notes, 144A
5.250%	—(rr)		100	103,000
NCR Corp.,
Gtd. Notes, 144A
5.750%	09/01/27		137	141,795
6.125%	09/01/29		308	324,647
Netflix, Inc.,
Sr. Unsec’d. Notes
3.875%	11/15/29	EUR	100	115,535
4.875%	04/15/28(a)		297	302,183
5.875%	11/15/28		888	964,634
Sr. Unsec’d. Notes, 144A
5.375%	11/15/29		757	789,172
New Enterprise Stone & Lime Co., Inc.,
Sr. Sec’d. Notes, 144A
6.250%	03/15/26		90	92,025
Sr. Unsec’d. Notes, 144A
10.125%	04/01/22		167	171,593
Newmark Group, Inc.,
Sr. Unsec’d. Notes
6.125%	11/15/23		122	132,350
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
3.550%	05/01/27		570	604,144
NextEra Energy Operating Partners LP,
Gtd. Notes, 144A
4.250%	07/15/24		587	604,610
4.250%	09/15/24		125	128,906
4.500%	09/15/27		207	211,658
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
7.768%	12/15/37		398	515,528
Nielsen Co. Luxembourg SARL (The),
Gtd. Notes, 144A
5.000%	02/01/25		88	86,900

A39

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
NiSource, Inc.,
Sr. Unsec’d. Notes
3.650%	06/15/23	1,160	$ 1,210,975
Noble Holding International Ltd.,
Gtd. Notes
7.750%	01/15/24	22	14,300
Gtd. Notes, 144A
7.875%	02/01/26(a)	685	493,200
Northern Oil and Gas, Inc.,
Sec’d. Notes, Cash coupon 8.500% and PIK 1.000%
8.500%	05/15/23	60	61,188
Northern States Power Co.,
First Mortgage
3.600%	09/15/47	300	325,653
Novelis Corp.,
Gtd. Notes, 144A
5.875%	09/30/26	1,025	1,074,917
6.250%	08/15/24	793	828,685
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28(a)	331	355,825
6.625%	01/15/27	696	754,012
Gtd. Notes, 144A
5.250%	06/15/29	587	631,201
Sr. Sec’d. Notes, 144A
3.750%	06/15/24	165	169,787
4.450%	06/15/29	556	579,278
Nuance Communications, Inc.,
Gtd. Notes
5.625%	12/15/26(a)	367	388,103
6.000%	07/01/24	35	36,575
NuStar Logistics LP,
Gtd. Notes
6.000%	06/01/26	182	196,979
NVA Holdings, Inc.,
Gtd. Notes, 144A
6.875%	04/01/26	145	153,881
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.900%	08/15/24	1,300	1,309,728
3.500%	06/15/25	690	709,397
Omega Healthcare Investors, Inc.,
Gtd. Notes
4.500%	04/01/27(a)	1,100	1,169,886
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
2.950%	04/01/25	1,000	1,038,581
7.000%	05/01/32	100	143,730
ONEOK Partners LP,
Gtd. Notes
6.125%	02/01/41	500	609,102
ONEOK, Inc.,
Gtd. Notes
2.750%	09/01/24(a)	545	547,759
4.000%	07/13/27	400	418,603
4.350%	03/15/29	697	745,612
4.450%	09/01/49	500	498,735
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
4.550%	07/15/28		500	$ 541,347
5.200%	07/15/48		150	166,662
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA,
Sr. Unsec’d. Notes, 144A
6.625%	05/15/22		2,062	2,013,955
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes, 144A
5.000%	08/15/27		732	768,307
Owl Rock Capital Corp.,
Sr. Unsec’d. Notes
5.250%	04/15/24		210	220,956
Pacific Drilling SA,
Sr. Sec’d. Notes, 144A
8.375%	10/01/23		712	598,080
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.,
Gtd. Notes, 144A
8.500%	05/15/27(a)		1,880	1,903,500
Sr. Sec’d. Notes
4.375%	05/15/26	EUR	101	112,149
Sr. Sec’d. Notes, 144A
6.250%	05/15/26		1,436	1,511,390
Par Pharmaceutical, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/01/27		753	689,936
Parsley Energy LLC/Parsley Finance Corp.,
Gtd. Notes, 144A
5.250%	08/15/25		64	64,941
5.375%	01/15/25		190	192,375
5.625%	10/15/27(a)		521	537,932
6.250%	06/01/24		209	216,315
Pattern Energy Group, Inc.,
Gtd. Notes, 144A
5.875%	02/01/24		380	389,025
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
2.200%	09/26/22		650	652,237
2.850%	10/01/29		1,750	1,760,888
PBF Holding Co. LLC/PBF Finance Corp.,
Gtd. Notes
7.250%	06/15/25		145	150,256
PDC Energy, Inc.,
Gtd. Notes
5.750%	05/15/26		153	150,720
6.125%	09/15/24		37	36,908
PECO Energy Co.,
First Mortgage
2.375%	09/15/22		1,000	1,007,798
Penske Automotive Group, Inc.,
Gtd. Notes
5.500%	05/15/26(a)		167	174,657
PepsiCo, Inc.,
Sr. Unsec’d. Notes
2.750%	03/01/23		600	618,171
4.000%	03/05/42		100	115,074
Performance Food Group, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	10/15/27		304	319,960

A40

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
PetSmart, Inc.,
Gtd. Notes, 144A
7.125%	03/15/23	182	$ 171,080
Sr. Sec’d. Notes, 144A
5.875%	06/01/25	1,061	1,058,347
Pfizer, Inc.,
Sr. Unsec’d. Notes
7.200%	03/15/39	400	627,233
PGT Escrow Issuer, Inc.,
Gtd. Notes, 144A
6.750%	08/01/26	130	140,075
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
2.000%	02/21/20	2,000	1,999,031
4.125%	03/04/43	300	320,619
4.250%	11/10/44	600	656,178
6.375%	05/16/38	600	825,891
Polaris Intermediate Corp.,
Sr. Unsec’d. Notes, 144A, Cash coupon 8.500% or PIK 9.250%
8.500%	12/01/22(a)	643	546,833
Post Holdings, Inc.,
Gtd. Notes, 144A
5.500%	03/01/25	171	179,123
5.500%	12/15/29(a)	303	315,878
5.625%	01/15/28	388	411,280
5.750%	03/01/27	203	215,221
PPL Capital Funding, Inc.,
Gtd. Notes
4.000%	09/15/47	200	207,564
PQ Corp.,
Gtd. Notes, 144A
5.750%	12/15/25	766	788,980
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sec’d. Notes, 144A
9.250%	05/15/23	34	35,744
Sr. Sec’d. Notes, 144A
5.250%	04/15/24	673	690,868
5.750%	04/15/26(a)	239	248,871
Progress Energy, Inc.,
Sr. Unsec’d. Notes
3.150%	04/01/22	100	102,066
4.400%	01/15/21	500	511,785
Project Spring,
Notes
10.000%	06/30/24^	570	578,550
PSEG Power LLC,
Gtd. Notes
3.850%	06/01/23	900	950,681
4.150%	09/15/21	250	256,783
Puget Sound Energy, Inc.,
First Mortgage
4.223%	06/15/48	155	180,638
PulteGroup, Inc.,
Gtd. Notes
6.000%	02/15/35	163	173,595
6.375%	05/15/33	265	293,249
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.250%	05/01/23		109	$ 101,100
5.375%	10/01/22		348	332,879
5.625%	03/01/26(a)		333	287,312
6.875%	03/01/21		114	113,145
Qorvo, Inc.,
Gtd. Notes
5.500%	07/15/26		368	388,700
Qualitytech LP/QTS Finance Corp.,
Gtd. Notes, 144A
4.750%	11/15/25		203	209,090
Rackspace Hosting, Inc.,
Gtd. Notes, 144A
8.625%	11/15/24(a)		189	173,861
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	02/15/25(a)		154	155,093
6.875%	02/15/23		73	75,099
Range Resources Corp.,
Gtd. Notes
5.000%	08/15/22		154	144,375
5.750%	06/01/21		270	267,975
5.875%	07/01/22		79	75,643
RBS Global, Inc./Rexnord LLC,
Gtd. Notes, 144A
4.875%	12/15/25		626	643,152
Refinitiv US Holdings, Inc.,
Gtd. Notes, 144A
8.250%	11/15/26		979	1,080,571
Sr. Sec’d. Notes
4.500%	05/15/26	EUR	118	138,395
Sr. Sec’d. Notes, 144A
4.500%	05/15/26	EUR	490	574,692
6.250%	05/15/26		249	267,050
Regions Bank,
Sr. Unsec’d. Notes
2.750%	04/01/21		1,600	1,610,507
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA,
Gtd. Notes, 144A
7.000%	07/15/24		542	561,647
Sr. Sec’d. Notes, 144A
5.125%	07/15/23		506	518,017
Rockwell Collins, Inc.,
Sr. Unsec’d. Notes
2.800%	03/15/22		190	193,124
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.350%	09/15/24		385	385,503
Rowan Cos., Inc.,
Gtd. Notes
4.875%	06/01/22(a)		587	440,250
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes
2.650%	11/28/20		285	286,149

A41

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
RP Crown Parent LLC,
Gtd. Notes, 144A
7.375%	10/15/24	541	$ 562,640
RPM International, Inc.,
Sr. Unsec’d. Notes
6.125%	10/15/19	300	300,385
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN
2.875%	06/01/22	275	279,392
Ryman Hospitality Properties, Inc.,
Gtd. Notes, 144A
4.750%	10/15/27	535	550,403
S&P Global, Inc.,
Gtd. Notes
2.950%	01/22/27	1,315	1,370,265
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	1,259	1,332,161
5.000%	03/15/27	941	1,037,563
5.625%	04/15/23	200	217,314
5.875%	06/30/26	1,000	1,145,799
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
5.250%	11/15/23	140	143,850
5.375%	04/15/23	269	274,380
SBA Communications Corp.,
Sr. Unsec’d. Notes
4.875%	09/01/24	1,765	1,826,775
Scientific Games International, Inc.,
Gtd. Notes, 144A
8.250%	03/15/26	980	1,039,633
Sr. Sec’d. Notes, 144A
5.000%	10/15/25	1,239	1,278,400
Sealed Air Corp.,
Gtd. Notes, 144A
6.875%	07/15/33	69	80,730
Sempra Energy,
Sr. Unsec’d. Notes
2.900%	02/01/23	170	172,734
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25	456	487,350
5.625%	11/01/24	220	239,250
Sensata Technologies UK Financing Co. PLC,
Gtd. Notes, 144A
6.250%	02/15/26	200	213,000
Sensata Technologies, Inc.,
Gtd. Notes, 144A
4.375%	02/15/30	221	220,724
Service Corp. International,
Sr. Unsec’d. Notes
5.125%	06/01/29	394	421,087
Service Properties Trust,
Sr. Unsec’d. Notes
4.350%	10/01/24	201	203,475
4.375%	02/15/30	500	478,500
4.750%	10/01/26	201	202,168
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
ServiceMaster Co. LLC (The),
Gtd. Notes, 144A
5.125%	11/15/24	507	$ 526,012
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
2.950%	08/15/29	965	966,825
3.125%	06/01/24	225	232,465
Sierra Pacific Power Co.,
General Ref. Mortgage
2.600%	05/01/26	1,000	1,012,682
Simmons Foods, Inc.,
Sr. Sec’d. Notes, 144A
7.750%	01/15/24	329	356,143
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
4.625%	07/15/24	169	175,224
5.000%	08/01/27	604	623,630
5.375%	04/15/25	250	259,063
5.500%	07/01/29	544	580,720
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
4.875%	07/31/24	1,880	1,945,800
5.500%	04/15/27(a)	167	178,060
SM Energy Co.,
Sr. Unsec’d. Notes
5.000%	01/15/24(a)	178	159,755
5.625%	06/01/25(a)	119	102,019
6.125%	11/15/22(a)	156	149,503
6.625%	01/15/27	36	31,050
6.750%	09/15/26	143	125,125
Solera LLC/Solera Finance, Inc.,
Sr. Unsec’d. Notes, 144A
10.500%	03/01/24	1,722	1,820,361
Sophia LP/Sophia Finance, Inc.,
Sr. Unsec’d. Notes, 144A
9.000%	09/30/23	137	140,254
Sotera Health Holdings LLC,
Sr. Unsec’d. Notes, 144A
6.500%	05/15/23	458	467,732
Southern California Gas Co.,
First Mortgage
3.750%	09/15/42	450	485,950
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41	100	114,076
Southwestern Energy Co.,
Gtd. Notes
6.200%	01/23/25	150	131,997
7.750%	10/01/27	54	47,081
Spectrum Brands, Inc.,
Gtd. Notes, 144A
5.000%	10/01/29	122	124,135
Spirit AeroSystems, Inc.,
Gtd. Notes
3.950%	06/15/23	750	777,777

A42

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Spirit Realty LP,
Gtd. Notes
4.000%	07/15/29	800	$ 837,089
Springleaf Finance Corp.,
Gtd. Notes
5.625%	03/15/23	28	29,820
6.625%	01/15/28	293	315,063
6.875%	03/15/25	301	331,664
7.125%	03/15/26	514	570,193
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28(a)	500	545,100
8.750%	03/15/32	438	540,251
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24(a)	245	264,061
7.625%	02/15/25	131	144,100
7.625%	03/01/26	1,089	1,201,984
7.875%	09/15/23(a)	871	956,759
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%	03/20/23	650	652,437
SPX FLOW, Inc.,
Gtd. Notes, 144A
5.625%	08/15/24	242	249,865
5.875%	08/15/26	71	74,195
SRC Energy, Inc.,
Sr. Unsec’d. Notes
6.250%	12/01/25	116	114,838
SRS Distribution, Inc.,
Gtd. Notes, 144A
8.250%	07/01/26(a)	243	247,860
SS&C Technologies, Inc.,
Gtd. Notes, 144A
5.500%	09/30/27(a)	1,830	1,912,396
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	11/15/24	341	351,230
5.500%	02/15/23	4	4,080
6.000%	10/15/25	774	811,508
Staples, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/15/26	1,469	1,513,511
Sr. Unsec’d. Notes, 144A
10.750%	04/15/27(a)	270	277,425
Starbucks Corp.,
Sr. Unsec’d. Notes
3.550%	08/15/29	1,080	1,164,984
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes
5.000%	12/15/21	74	76,405
Station Casinos LLC,
Gtd. Notes, 144A
5.000%	10/01/25	316	320,677
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Steel Dynamics, Inc.,
Gtd. Notes
4.125%	09/15/25	67	$ 67,670
5.000%	12/15/26	220	230,450
5.500%	10/01/24	231	237,075
Stevens Holding Co., Inc.,
Gtd. Notes, 144A
6.125%	10/01/26	181	192,539
Stryker Corp.,
Sr. Unsec’d. Notes
3.375%	05/15/24	1,000	1,050,207
4.375%	05/15/44	300	348,561
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes
4.875%	01/15/23	128	131,360
5.500%	02/15/26	74	77,232
5.875%	03/15/28	4	4,245
6.000%	04/15/27	107	113,953
SunTrust Bank,
Sr. Unsec’d. Notes
2.590%(ff)	01/29/21	820	820,689
2.800%	05/17/22	1,200	1,220,885
Surgery Center Holdings, Inc.,
Gtd. Notes, 144A
6.750%	07/01/25	533	478,367
10.000%	04/15/27(a)	213	216,195
Syneos Health, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.,
Gtd. Notes, 144A
7.500%	10/01/24	285	294,975
Talen Energy Supply LLC,
Gtd. Notes
6.500%	06/01/25	56	42,560
Gtd. Notes, 144A
10.500%	01/15/26	56	48,300
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
4.750%	10/01/23	32	32,000
5.500%	09/15/24	478	475,610
5.500%	01/15/28	506	494,564
Tampa Electric Co.,
Sr. Unsec’d. Notes
2.600%	09/15/22	500	504,342
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.250%	11/15/23	6	6,045
5.000%	01/15/28	577	583,520
5.125%	02/01/25	42	43,191
5.375%	02/01/27	11	11,371
5.875%	04/15/26	199	210,880
Gtd. Notes, 144A
6.500%	07/15/27	348	379,699
6.875%	01/15/29	1,183	1,292,510
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27	293	321,568

A43

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
TD Ameritrade Holding Corp.,
Sr. Unsec’d. Notes
2.950%	04/01/22	1,100	$ 1,127,759
Team Health Holdings, Inc.,
Gtd. Notes, 144A
6.375%	02/01/25(a)	269	185,879
TEGNA, Inc.,
Gtd. Notes, 144A
5.500%	09/15/24	81	83,430
Teleflex, Inc.,
Gtd. Notes
4.625%	11/15/27	11	11,481
4.875%	06/01/26	260	271,050
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.750%	06/01/25	900	927,000
Tempur Sealy International, Inc.,
Gtd. Notes
5.500%	06/15/26	10	10,425
Tenet Healthcare Corp.,
Sec’d. Notes, 144A
6.250%	02/01/27(a)	249	259,346
Sr. Sec’d. Notes
4.625%	07/15/24	789	810,879
Sr. Sec’d. Notes, 144A
4.625%	09/01/24	406	417,644
4.875%	01/01/26	1,631	1,673,814
5.125%	11/01/27	1,076	1,111,885
Sr. Unsec’d. Notes
8.125%	04/01/22	696	752,759
Terex Corp.,
Gtd. Notes, 144A
5.625%	02/01/25	469	481,311
TerraForm Power Operating LLC,
Gtd. Notes, 144A
4.250%	01/31/23	280	285,600
5.000%	01/31/28	292	303,680
6.625%	06/15/25	35	36,890
Tesla, Inc.,
Gtd. Notes, 144A
5.300%	08/15/25(a)	218	195,928
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
3.000%	04/15/23	305	313,868
TIBCO Software, Inc.,
Sr. Unsec’d. Notes, 144A
11.375%	12/01/21(a)	764	797,186
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.000%	02/01/20	300	302,425
6.550%	05/01/37	200	240,102
T-Mobile USA, Inc.,
Gtd. Notes
4.500%	02/01/26(a)	410	422,013
4.750%	02/01/28(a)	592	619,528
5.125%	04/15/25	83	85,905
6.500%	01/15/26	281	302,128
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Toll Brothers Finance Corp.,
Gtd. Notes
3.800%	11/01/29	202	$ 198,845
Total System Services, Inc.,
Sr. Unsec’d. Notes
3.800%	04/01/21	245	250,148
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A
10.500%	08/01/24	358	373,215
TransDigm UK Holdings PLC,
Gtd. Notes
6.875%	05/15/26	544	584,800
TransDigm, Inc.,
Gtd. Notes
6.500%	05/15/25	19	19,713
Sr. Sec’d. Notes, 144A
6.250%	03/15/26	6,624	7,112,520
Transocean Pontus Ltd.,
Sr. Sec’d. Notes, 144A
6.125%	08/01/25	78	79,495
Transocean Poseidon Ltd.,
Sr. Sec’d. Notes, 144A
6.875%	02/01/27	217	225,680
Transocean, Inc.,
Gtd. Notes
6.500%	11/15/20	31	31,620
8.375%	12/15/21	55	56,375
Gtd. Notes, 144A
7.250%	11/01/25	246	216,788
7.500%	01/15/26	172	153,080
9.000%	07/15/23(a)	944	969,960
TRI Pointe Group, Inc.,
Gtd. Notes
4.875%	07/01/21	46	47,380
5.250%	06/01/27	120	120,300
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.,
Gtd. Notes
5.875%	06/15/24	154	164,010
Triumph Group, Inc.,
Sec’d. Notes, 144A
6.250%	09/15/24	386	401,517
Uber Technologies, Inc.,
Gtd. Notes, 144A
7.500%	11/01/23(a)	275	277,063
7.500%	09/15/27	390	389,025
Union Electric Co.,
First Mortgage
3.250%	10/01/49	100	100,278
United Rentals North America, Inc.,
Gtd. Notes
4.625%	10/15/25	616	628,620
4.875%	01/15/28	195	202,800
5.250%	01/15/30	96	100,620
5.500%	07/15/25	62	64,511
5.500%	05/15/27	267	283,020
5.875%	09/15/26	250	266,575

A44

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
United Technologies Corp.,
Sr. Unsec’d. Notes
3.650%	08/16/23	1,300	$ 1,375,701
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.375%	08/15/24	660	665,276
4.750%	07/15/45	400	486,146
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	05/15/23(a)	176	176,550
5.125%	02/15/25	206	200,201
USA Compression Partners LP/USA Compression Finance Corp.,
Gtd. Notes
6.875%	04/01/26	401	416,037
Gtd. Notes, 144A
6.875%	09/01/27	325	335,563
Valaris PLC,
Sr. Unsec’d. Notes
4.700%	03/15/21	10	8,700
Verisk Analytics, Inc.,
Sr. Unsec’d. Notes
4.125%	03/15/29	265	291,974
Veritas US, Inc./Veritas Bermuda Ltd.,
Sr. Sec’d. Notes, 144A
7.500%	02/01/23	400	395,377
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.329%	09/21/28	500	566,886
4.500%	08/10/33	1,900	2,206,167
Verscend Escrow Corp.,
Sr. Unsec’d. Notes, 144A
9.750%	08/15/26	1,445	1,538,737
Versum Materials, Inc.,
Gtd. Notes, 144A
5.500%	09/30/24	196	208,740
Vertiv Group Corp.,
Sr. Unsec’d. Notes, 144A
9.250%	10/15/24(a)	378	364,298
ViaSat, Inc.,
Sr. Sec’d. Notes, 144A
5.625%	04/15/27	781	820,050
VICI Properties 1 LLC/VICI FC, Inc.,
Sec’d. Notes
8.000%	10/15/23	92	100,427
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27(a)	1,321	1,399,732
Visa, Inc.,
Sr. Unsec’d. Notes
4.300%	12/14/45	140	173,732
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.500%	09/01/26	100	104,620
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	260	261,726
4.300%	07/15/29	625	641,255
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Sr. Unsec’d. Notes, 144A
5.625%	02/15/27	63	$ 66,342
Vizient, Inc.,
Sr. Unsec’d. Notes, 144A
6.250%	05/15/27	371	397,897
VMware, Inc.,
Sr. Unsec’d. Notes
2.300%	08/21/20	360	360,187
2.950%	08/21/22	2,085	2,114,203
3.900%	08/21/27	891	916,372
Wabash National Corp.,
Gtd. Notes, 144A
5.500%	10/01/25	265	260,363
Walmart, Inc.,
Sr. Unsec’d. Notes
2.950%	09/24/49	395	397,614
Washington Gas Light Co.,
Sr. Unsec’d. Notes, MTN
3.650%	09/15/49	10	10,230
Waste Pro USA, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	02/15/26	282	290,731
WellCare Health Plans, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/25	358	372,768
Sr. Unsec’d. Notes, 144A
5.375%	08/15/26	567	605,159
Wells Fargo & Co.,
Jr. Sub. Notes, Series U
5.875%(ff)	—(rr)	929	1,023,944
Sr. Unsec’d. Notes, MTN
3.750%	01/24/24	530	560,814
Wells Fargo Bank NA,
Sr. Unsec’d. Notes
2.897%(ff)	05/27/22	1,500	1,517,054
Western Digital Corp.,
Gtd. Notes
4.750%	02/15/26(a)	653	671,774
WeWork Cos., Inc.,
Gtd. Notes, 144A
7.875%	05/01/25(a)	240	203,700
WEX, Inc.,
Sr. Sec’d. Notes, 144A
4.750%	02/01/23	140	141,400
Whiting Petroleum Corp.,
Gtd. Notes
6.625%	01/15/26	20	13,500
William Carter Co. (The),
Gtd. Notes, 144A
5.625%	03/15/27	251	268,570
Williams Scotsman International, Inc.,
Sr. Sec’d. Notes, 144A
6.875%	08/15/23	600	628,500
Willis North America, Inc.,
Gtd. Notes
5.050%	09/15/48(a)	500	584,088

A45

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
WMG Acquisition Corp.,
Gtd. Notes, 144A
5.500%	04/15/26		145	$ 152,250
Sr. Sec’d. Notes
4.125%	11/01/24	EUR	90	101,381
WPX Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	09/15/24		80	81,400
5.250%	10/15/27		175	175,875
8.250%	08/01/23		103	115,875
WR Grace & Co-Conn,
Gtd. Notes, 144A
5.625%	10/01/24		141	151,928
Wyndham Destinations, Inc.,
Sr. Sec’d. Notes
5.400%	04/01/24		10	10,550
Wyndham Hotels & Resorts, Inc.,
Gtd. Notes, 144A
5.375%	04/15/26		101	105,798
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A
5.250%	05/15/27		101	103,778
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	10/01/29(a)		552	578,441
Xerox Corp.,
Sr. Unsec’d. Notes
4.800%	03/01/35		370	315,425
6.750%	12/15/39		5	5,075
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.750%	08/15/24		21	22,785
Yum! Brands, Inc.,
Sr. Unsec’d. Notes
5.350%	11/01/43		8	7,680
Sr. Unsec’d. Notes, 144A
4.750%	01/15/30(a)		436	450,240
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes
6.000%	04/01/23		102	104,678
6.375%	05/15/25(a)		600	617,880
Gtd. Notes, 144A
5.750%	01/15/27		1,580	1,615,234
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes
3.700%	03/19/23		225	234,436
Zions Bancorp NA,
Sr. Unsec’d. Notes
3.500%	08/27/21		490	500,701
Zoetis, Inc.,
Sr. Unsec’d. Notes
3.000%	09/12/27		500	513,033
3.450%	11/13/20		245	248,166
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
4.700%	02/01/43	500	$ 598,881
			478,072,690

Total Corporate Bonds (cost $547,070,051)			565,877,372
Municipal Bonds — 0.1%
California — 0.1%
Bay Area Toll Authority,
Taxable, Revenue Bonds, BABs, Series S3
6.907%	10/01/50	200	337,712
Los Angeles Unified School District,
General Obligation Unlimited, BABs
5.750%	07/01/34	150	195,486
State of California,
General Obligation Unlimited, BABs
7.550%	04/01/39	400	661,784
			1,194,982
Illinois — 0.0%
Chicago Transit Authority,
Revenue Bonds
6.899%	12/01/40	100	140,397
State of Illinois,
General Obligation Unlimited, BABs
7.350%	07/01/35	200	243,816
			384,213
Massachusetts — 0.0%
Commonwealth of Massachusetts,
General Obligation, Series H
2.900%	09/01/49	155	151,048
New Jersey — 0.0%
New Jersey Turnpike Authority,
Revenue Bonds, BABs,, Series F
7.414%	01/01/40	200	322,260
New York — 0.0%
Metropolitan Transportation Authority,
Taxable, Revenue Bonds, BABs, Series E
6.814%	11/15/40	205	296,534
New York City Water & Sewer System,
Revenue Bonds, BABs
5.724%	06/15/42	100	143,467
5.952%	06/15/42	80	117,525
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	200	254,286
			811,812
Ohio — 0.0%
American Municipal Power, Inc.,
Taxable, Revenue Bonds
7.834%	02/15/41	100	162,656
Oregon — 0.0%
State of Oregon Department of Transportation,
Taxable, Revenue Bonds, BABs, Series A
5.834%	11/15/34	200	276,350

A46

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Texas — 0.0%
Dallas Area Rapid Transit,
Revenue Bonds, BABs, Series B
5.999%	12/01/44	200	$ 293,308

Total Municipal Bonds (cost $3,145,006)			3,596,629
Residential Mortgage-Backed Securities — 1.8%
United States
Angel Oak Mortgage Trust I LLC,
Series 2019-04, Class A1, 144A
2.993%(cc)	07/26/49	2,299	2,311,829
Bear Stearns Asset-Backed Securities Trust,
Series 2004-AC02, Class 2A
5.000%	05/25/34	38	39,169
Citigroup Mortgage Loan Trust,
Series 2014-A, Class A, 144A
4.000%(cc)	01/25/35	43	44,455
Connecticut Avenue Securities Trust,
Series 2019-R03, Class 1M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
2.768%(c)	09/25/31	2,093	2,093,623
Series 2019-R04, Class 2M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
2.768%(c)	06/25/39	2,700	2,702,972
Series 2019-R05, Class 1M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
2.768%(c)	07/25/39	2,412	2,414,491
Deephaven Residential Mortgage Trust,
Series 2019-03A, Class A1, 144A
2.964%(cc)	07/25/59	2,851	2,863,487
Fannie Mae Connecticut Avenue Securities,
Series 2014-C01, Class M2, 1 Month LIBOR + 4.400%
6.418%(c)	01/25/24	1,290	1,401,618
Series 2014-C02, Class 2M2, 1 Month LIBOR + 2.600% (Cap N/A, Floor 2.600%)
4.618%(c)	05/25/24	1,252	1,297,993
Series 2014-C03, Class 2M2, 1 Month LIBOR + 2.900% (Cap N/A, Floor 2.900%)
4.918%(c)	07/25/24	1,109	1,155,030
Series 2014-C04, Class 1M2, 1 Month LIBOR + 4.900%
6.918%(c)	11/25/24	691	754,232
Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450% (Cap N/A, Floor 0.000%)
3.468%(c)	01/25/29	434	434,310
Series 2017-C01, Class 1M1, 1 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)
3.318%(c)	07/25/29	387	387,755
Series 2017-C01, Class 1M2A, 1 Month LIBOR + 3.550% (Cap N/A, Floor 0.000%)
5.568%(c)	07/25/29	1,940	2,022,653
Series 2017-C02, Class 2M1, 1 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
3.168%(c)	09/25/29	555	556,150
Series 2017-C04, Class 2M1, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
2.868%(c)	11/25/29	911	910,899
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 2017-C05, Class 1M1, 1 Month LIBOR + 0.550% (Cap N/A, Floor 0.550%)
2.568%(c)	01/25/30	309	$ 308,839
Series 2017-C06, Class 1M2A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)
4.668%(c)	02/25/30	3,095	3,169,774
Series 2017-C06, Class 2M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
2.768%(c)	02/25/30	48	48,404
Series 2017-C07, Class 2M1, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.650%)
2.668%(c)	05/25/30	463	462,454
Series 2018-C02, Class 2M1, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.650%)
2.668%(c)	08/25/30	740	739,708
Series 2018-C03, Class 1M1, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)
2.698%(c)	10/25/30	1,201	1,200,969
Series 2018-C06, Class 1M1, 1 Month LIBOR + 0.550% (Cap N/A, Floor 0.550%)
2.568%(c)	03/25/31	351	350,901
Series 2018-C06, Class 2M1, 1 Month LIBOR + 0.550% (Cap N/A, Floor 0.550%)
2.568%(c)	03/25/31	391	390,953
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN02, Class M2, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
3.668%(c)	04/25/24	224	224,308
Series 2015-DN01, Class M3, 1 Month LIBOR + 4.150% (Cap N/A, Floor 0.000%)
6.168%(c)	01/25/25	969	1,005,176
Series 2015-HQ1, Class M3, 1 Month LIBOR + 3.800% (Cap N/A, Floor 0.000%)
5.818%(c)	03/25/25	461	474,560
Series 2015-HQA01, Class M2, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
4.668%(c)	03/25/28	323	324,614
Series 2016-DNA01, Class M3, 1 Month LIBOR + 5.550% (Cap N/A, Floor 0.000%)
7.695%(c)	07/25/28	810	897,396
Series 2017-DNA01, Class M1, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.218%(c)	07/25/29	445	445,443
Series 2017-DNA03, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
2.768%(c)	03/25/30	1,029	1,029,466
Series 2017-HQA02, Class M1, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
2.818%(c)	12/25/29	978	978,629
Series 2017-HQA03, Class M1, 1 Month LIBOR + 0.550% (Cap N/A, Floor 0.000%)
2.568%(c)	04/25/30	206	206,216
Series 2019-DNA01, Class M1, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.000%)
2.918%(c)	01/25/49	1,530	1,532,267

A47

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 2019-FTR02, Class M1, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
2.968%(c)	11/25/48		2,130	$ 2,129,333
Series 2019-HQA02, Class M1, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.000%)
2.718%(c)	04/25/49		1,764	1,765,196
Series 2019-HQA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
2.807%(c)	09/25/49		1,320	1,319,999
STACR Trust,
Series 2018-DNA02, Class M1, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
2.818%(c)	12/25/30		748	748,736
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
2.768%(c)	09/25/48		1,198	1,198,487
Series 2018-HRP2, Class M2, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
3.268%(c)	02/25/47		1,390	1,393,949

Total Residential Mortgage-Backed Securities (cost $43,821,555)				43,736,443
Sovereign Bonds — 0.4%
Colombia — 0.0%
Colombia Government International Bond,
Sr. Unsec’d. Notes
5.000%	06/15/45		700	819,000
France — 0.0%
French Republic Government Bond OAT,
Bonds
1.850%	07/25/27	EUR	123	168,688
Unsec’d. Notes, 144A
2.000%	05/25/48	EUR	140	214,424
				383,112
Indonesia — 0.1%
Indonesia Government International Bond,
Sr. Unsec’d. Notes
3.500%	01/11/28(a)		900	928,869
Italy — 0.1%
Italy Buoni Poliennali Del Tesoro,
Sr. Unsec’d. Notes, Series CPI, 144A
1.300%	05/15/28	EUR	1,062	1,269,895
Japan — 0.1%
Japanese Government CPI Linked Bond,
Sr. Unsec’d. Notes, Series 22
0.100%	03/10/27	JPY	24,823	238,988
Sr. Unsec’d. Notes, Series 23
0.100%	03/10/28	JPY	92,736	894,125
Sr. Unsec’d. Notes, Series 24
0.100%	03/10/29	JPY	55,070	531,223
				1,664,336
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Mexico — 0.1%
Mexico Government International Bond,
Sr. Unsec’d. Notes
4.000%	10/02/23		600	$ 631,800
4.500%	04/22/29		225	244,408
4.500%	01/31/50		200	210,430
Sr. Unsec’d. Notes, MTN
6.750%	09/27/34		500	672,500
				1,759,138
New Zealand — 0.0%
New Zealand Government Inflation Linked Bond,
Sr. Unsec’d. Notes, Series 0930
3.000%	09/20/30	NZD	585	510,440
Sr. Unsec’d. Notes, Series 0935
2.500%	09/20/35	NZD	270	235,581
Sr. Unsec’d. Notes, Series 0940
2.500%	09/20/40	NZD	107	96,717
				842,738
Peru — 0.0%
Peruvian Government International Bond,
Sr. Unsec’d. Notes
4.125%	08/25/27		509	568,813
Uruguay — 0.0%
Uruguay Government International Bond,
Sr. Unsec’d. Notes
4.375%	01/23/31		160	176,562
5.100%	06/18/50		400	476,004
				652,566

Total Sovereign Bonds (cost $8,229,324)				8,888,467
U.S. Government Agency Obligations — 7.6%
Federal Farm Credit Bank
3.125%	02/06/30		600	665,388
Federal Home Loan Bank
4.000%	09/01/28		245	282,086
Federal Home Loan Mortgage Corp.
2.500%	10/01/49		131	130,402
3.000%	03/01/27		78	79,712
3.000%	05/01/27		33	33,474
3.000%	11/01/27		190	195,241
3.000%	04/01/29		193	199,375
3.000%	02/01/31		242	248,340
3.000%	05/01/31		54	55,202
3.000%	06/01/31		30	30,885
3.000%	05/01/33		16	16,402
3.000%	05/01/33		38	39,214
3.000%	05/01/33		87	89,512
3.000%	07/01/46		143	146,630
3.000%	08/01/46		375	384,642
3.000%	10/01/46		140	143,355
3.000%	12/01/46		58	59,787
3.000%	12/01/46		76	78,111
3.000%	12/01/46		217	221,888
3.000%	02/01/47		627	641,451

A48

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	05/01/47	40	$ 40,659
3.000%	06/01/47	349	357,539
3.000%	10/01/47	384	393,115
3.000%	05/01/49	46	47,166
3.500%	03/01/32	78	81,359
3.500%	04/01/32	179	186,137
3.500%	05/01/35	104	108,933
3.500%	09/01/38	43	44,170
3.500%	10/01/42	91	95,939
3.500%	10/01/42	1,201	1,262,457
3.500%	06/01/43	320	336,282
3.500%	07/01/43	145	152,466
3.500%	09/01/44	27	28,224
3.500%	10/01/44	170	177,675
3.500%	12/01/45	93	97,830
3.500%	03/01/46	50	52,485
3.500%	03/01/46	67	70,285
3.500%	03/01/46	160	168,546
3.500%	05/01/46	47	48,807
3.500%	05/01/46	84	88,052
3.500%	07/01/46	17	17,777
3.500%	07/01/46	174	181,020
3.500%	08/01/46	24	25,137
3.500%	08/01/46	32	33,298
3.500%	08/01/46	159	165,159
3.500%	09/01/46	39	41,076
3.500%	12/01/46	50	52,233
3.500%	12/01/46	242	251,081
3.500%	01/01/47	50	51,926
3.500%	02/01/47	592	614,791
3.500%	03/01/47	172	178,080
3.500%	04/01/47	38	39,970
3.500%	04/01/47	219	227,273
3.500%	05/01/47	145	150,831
3.500%	07/01/47	302	312,479
3.500%	09/01/47	128	132,200
3.500%	09/01/47	371	384,447
3.500%	09/01/47	461	485,006
3.500%	01/01/48	475	502,722
3.500%	02/01/48	51	52,516
3.500%	02/01/48	341	347,356
3.500%	03/01/48	72	74,782
3.500%	03/01/48	232	239,677
3.500%	05/01/48	70	72,171
3.500%	05/01/48	651	671,565
3.500%	06/01/48	168	173,291
3.500%	04/01/49	59	61,154
3.500%	06/01/49	164	171,734
3.500%	07/01/49	801	826,466
4.000%	07/01/29	22	22,859
4.000%	05/01/33	143	149,402
4.000%	08/01/42	48	51,234
4.000%	06/01/44	548	579,974
4.000%	02/01/45	45	48,726
4.000%	07/01/45	92	96,817
4.000%	09/01/45	450	474,719
4.000%	03/01/46	111	117,373
4.000%	05/01/46	215	226,507
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	07/01/46	91	$ 95,886
4.000%	10/01/46	67	71,010
4.000%	02/01/47	45	47,329
4.000%	10/01/47	55	57,626
4.000%	01/01/48	1,850	1,938,333
4.000%	02/01/48	69	73,099
4.000%	02/01/48	298	312,168
4.000%	06/01/48	131	136,795
4.000%	06/01/48	134	144,016
4.000%	06/01/48	135	143,038
4.000%	07/01/48	530	553,454
4.000%	12/01/48	348	367,631
4.000%	12/01/48	730	757,038
4.000%	01/01/49	22	22,751
4.000%	01/01/49	37	38,984
4.000%	03/01/49	216	224,882
4.000%	03/01/49	264	274,847
4.000%	06/01/49	47	48,268
4.500%	06/01/38	154	166,824
4.500%	07/01/39	333	361,090
4.500%	09/01/39	15	16,085
4.500%	10/01/39	69	74,446
4.500%	01/01/40	117	126,703
4.500%	02/01/40	16	17,463
4.500%	04/01/40	31	33,908
4.500%	02/01/41	165	179,316
4.500%	07/01/41	20	21,596
4.500%	08/01/41	20	22,073
4.500%	10/01/41	559	605,780
4.500%	01/01/42	24	25,195
4.500%	05/01/42	33	35,275
4.500%	01/01/45	34	37,042
4.500%	01/01/46	573	616,108
4.500%	09/01/46	31	33,067
4.500%	05/01/47	99	105,070
4.500%	06/01/47	30	32,240
4.500%	05/01/48	1,848	1,952,475
4.500%	06/01/48	279	293,679
4.500%	07/01/48	87	92,581
4.500%	07/01/48	116	123,659
4.500%	07/01/48	227	238,606
4.500%	10/01/48	103	108,600
4.500%	10/01/48	154	166,471
4.500%	11/01/48	462	485,590
4.500%	12/01/48	963	1,014,638
5.000%	01/01/37	24	26,346
5.000%	02/01/37	22	24,792
5.000%	03/01/38	162	179,461
5.000%	09/01/47	19	19,870
5.000%	03/01/48	22	23,738
5.000%	05/01/48	115	123,470
5.000%	07/01/48	439	470,633
5.000%	04/01/49	51	54,880
5.500%	06/01/35	94	106,076
5.500%	08/01/38	103	115,868
6.000%	09/01/36	100	114,920

A49

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.495% (Cap 6.797%, Floor 1.495%)
4.370%(c)	06/01/43	10	$ 10,413
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.600% (Cap 7.501%, Floor 1.600%)
2.500%(c)	08/01/43	10	10,284
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.650% (Cap 7.454%, Floor 1.650%)
2.453%(c)	05/01/43	29	29,163
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.775% (Cap 8.333%, Floor 1.775%)
4.503%(c)	08/01/41	41	43,279
Federal National Mortgage Assoc.
2.500%	TBA	219	217,982
3.000%	TBA	413	418,934
3.000%	01/01/27	101	103,595
3.000%	08/01/27	32	33,311
3.000%	09/01/27	22	22,520
3.000%	09/01/27	205	210,842
3.000%	11/01/27	17	17,683
3.000%	11/01/27	22	22,605
3.000%	11/01/27	23	23,149
3.000%	11/01/27	30	30,954
3.000%	11/01/27	35	36,046
3.000%	11/01/27	44	44,878
3.000%	12/01/27	20	20,396
3.000%	02/01/31	12	11,803
3.000%	02/01/31	347	356,731
3.000%	02/01/31	716	735,086
3.000%	03/01/31	274	281,727
3.000%	05/01/33	24	25,257
3.000%	05/01/33	42	42,823
3.000%	05/01/33	68	70,311
3.000%	08/01/33	459	473,125
3.000%	12/01/35	252	259,579
3.000%	11/01/42	13	13,151
3.000%	09/01/43	22	23,018
3.000%	01/01/44	31	31,716
3.000%	10/01/44	56	58,041
3.000%	10/01/44	95	98,020
3.000%	03/01/45	397	408,817
3.000%	05/01/45	183	188,456
3.000%	08/01/46	45	46,043
3.000%	08/01/46	273	279,109
3.000%	10/01/46	49	50,242
3.000%	11/01/46	62	63,850
3.000%	11/01/46	316	323,744
3.000%	12/01/46	26	26,707
3.000%	12/01/46	71	73,248
3.000%	01/01/47	124	127,273
3.000%	01/01/47	170	174,520
3.000%	02/01/47	181	182,208
3.000%	02/01/47	790	808,665
3.000%	03/01/47	158	161,933
3.000%	12/01/47	176	180,723
3.000%	09/01/49	225	230,370
3.500%	TBA	6,936	7,114,277
3.500%	11/01/30	13	13,609
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	05/01/32	47	$ 49,042
3.500%	06/01/32	116	121,300
3.500%	08/01/32	38	39,767
3.500%	09/01/32	335	348,220
3.500%	06/01/35	56	58,881
3.500%	06/01/35	103	107,019
3.500%	09/01/38	22	22,359
3.500%	06/01/42	402	422,422
3.500%	09/01/42	307	322,779
3.500%	11/01/42	27	28,799
3.500%	11/01/42	138	144,602
3.500%	01/01/43	4,174	4,384,622
3.500%	05/01/43	391	410,403
3.500%	10/01/44	84	88,548
3.500%	02/01/45	103	107,718
3.500%	03/01/45	52	54,770
3.500%	07/01/45	98	102,881
3.500%	08/01/45	64	66,752
3.500%	09/01/45	623	649,373
3.500%	10/01/45	22	23,316
3.500%	11/01/45	349	364,842
3.500%	12/01/45	33	34,119
3.500%	12/01/45	56	57,981
3.500%	12/01/45	173	179,994
3.500%	02/01/46	597	622,149
3.500%	03/01/46	67	69,993
3.500%	03/01/46	400	420,296
3.500%	03/01/46	652	677,753
3.500%	04/01/46	28	29,094
3.500%	05/01/46	204	212,500
3.500%	06/01/46	80	83,707
3.500%	07/01/46	240	251,117
3.500%	08/01/46	72	74,609
3.500%	09/01/46	179	188,481
3.500%	10/01/46	41	43,735
3.500%	10/01/46	140	145,934
3.500%	10/01/46	1,619	1,683,873
3.500%	12/01/46	17	18,144
3.500%	12/01/46	39	40,545
3.500%	12/01/46	116	120,519
3.500%	12/01/46	174	183,168
3.500%	12/01/46	246	260,175
3.500%	12/01/46	338	350,230
3.500%	01/01/47	126	130,455
3.500%	01/01/47	146	151,746
3.500%	01/01/47	151	160,360
3.500%	01/01/47	155	160,222
3.500%	01/01/47	158	166,755
3.500%	04/01/47	131	135,526
3.500%	05/01/47	76	79,774
3.500%	06/01/47	75	79,341
3.500%	06/01/47	163	169,435
3.500%	07/01/47	88	93,372
3.500%	08/01/47	186	192,124
3.500%	09/01/47	352	364,118
3.500%	10/01/47	65	66,951
3.500%	10/01/47	223	235,531
3.500%	11/01/47	28	29,485

A50

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	11/01/47	115	$ 121,742
3.500%	11/01/47	510	527,431
3.500%	01/01/48	50	51,883
3.500%	01/01/48	214	225,704
3.500%	01/01/48	462	474,825
3.500%	02/01/48	98	103,828
3.500%	02/01/48	494	518,178
3.500%	03/01/48	51	53,275
3.500%	04/01/48	47	50,135
3.500%	05/01/48	56	59,508
3.500%	06/01/48	217	224,173
3.500%	06/01/49	39	40,639
3.500%	11/01/51	2,222	2,310,155
4.000%	TBA	52	54,102
4.000%	TBA	5,188	5,383,523
4.000%	05/01/26	197	205,349
4.000%	02/01/31	160	169,538
4.000%	05/01/33	107	111,301
4.000%	06/01/33	51	53,792
4.000%	07/01/33	26	27,600
4.000%	06/01/38	495	518,120
4.000%	09/01/41	14	14,366
4.000%	09/01/42	15	15,640
4.000%	09/01/42	1,628	1,763,499
4.000%	09/01/43	123	131,670
4.000%	05/01/44	153	164,934
4.000%	10/01/44	405	424,698
4.000%	01/01/45	237	250,978
4.000%	01/01/45	321	342,796
4.000%	03/01/45	136	143,455
4.000%	03/01/45	145	156,385
4.000%	06/01/45	161	171,648
4.000%	07/01/45	404	426,238
4.000%	09/01/45	29	30,337
4.000%	09/01/45	48	50,988
4.000%	01/01/46	910	958,937
4.000%	02/01/46	70	74,271
4.000%	05/01/46	618	650,222
4.000%	06/01/46	717	772,277
4.000%	08/01/46	82	86,007
4.000%	08/01/46	383	403,150
4.000%	08/01/46	595	624,029
4.000%	11/01/46	61	66,159
4.000%	11/01/46	99	107,110
4.000%	02/01/47	110	115,668
4.000%	02/01/47	337	355,394
4.000%	03/01/47	17	17,904
4.000%	03/01/47	88	93,776
4.000%	04/01/47	116	123,228
4.000%	05/01/47	38	41,097
4.000%	05/01/47	819	867,128
4.000%	06/01/47	39	40,443
4.000%	06/01/47	57	60,293
4.000%	08/01/47	101	106,010
4.000%	09/01/47	110	119,131
4.000%	09/01/47	273	286,290
4.000%	10/01/47	144	150,573
4.000%	10/01/47	661	711,457
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	10/01/47	1,354	$ 1,421,805
4.000%	11/01/47	209	218,648
4.000%	12/01/47	120	125,611
4.000%	12/01/47	458	483,816
4.000%	01/01/48	953	996,034
4.000%	04/01/48	1,744	1,824,975
4.000%	06/01/48	218	227,218
4.000%	09/01/48	322	334,906
4.000%	10/01/48	34	35,799
4.000%	12/01/48	466	484,190
4.000%	01/01/49	231	243,836
4.000%	02/01/49	228	237,326
4.000%	03/01/49	44	46,114
4.000%	06/01/49	177	183,436
4.000%	01/01/57	183	194,315
4.000%	02/01/57	204	217,126
4.500%	TBA	300	309,126
4.500%	TBA	2,118	2,230,158
4.500%	01/01/42	172	186,632
4.500%	01/01/42	381	413,146
4.500%	09/01/42	675	731,676
4.500%	06/01/44	180	193,475
4.500%	06/01/44	251	271,467
4.500%	02/01/45	753	815,486
4.500%	08/01/45	924	1,000,428
4.500%	11/01/45	45	48,096
4.500%	12/01/45	41	44,058
4.500%	12/01/45	93	99,297
4.500%	01/01/46	48	51,452
4.500%	02/01/46	55	59,029
4.500%	02/01/46	2,039	2,207,640
4.500%	03/01/46	38	40,076
4.500%	04/01/46	1	1,465
4.500%	05/01/46	2	1,671
4.500%	07/01/46	26	27,717
4.500%	08/01/46	6	6,333
4.500%	08/01/46	34	36,747
4.500%	08/01/46	47	49,434
4.500%	08/01/46	411	437,440
4.500%	09/01/46	24	25,790
4.500%	10/01/46	222	235,770
4.500%	10/01/46	343	365,171
4.500%	01/01/47	22	23,572
4.500%	01/01/47	44	47,005
4.500%	01/01/47	46	48,419
4.500%	01/01/47	132	139,948
4.500%	02/01/47	20	20,845
4.500%	02/01/47	45	48,332
4.500%	03/01/47	45	47,584
4.500%	06/01/47	366	387,546
4.500%	06/01/47	1,182	1,264,266
4.500%	01/01/48	843	892,555
4.500%	02/01/48	134	144,141
4.500%	02/01/48	134	144,345
4.500%	02/01/48	172	184,518
4.500%	02/01/48	300	320,359
4.500%	03/01/48	205	219,867
4.500%	04/01/48	1,726	1,845,085

A51

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	05/01/48	327	$ 345,222
4.500%	06/01/48	540	584,190
4.500%	07/01/48	126	132,950
4.500%	08/01/48	309	331,012
4.500%	12/01/48	474	498,929
4.500%	05/01/49	213	225,374
4.500%	07/01/49	258	273,308
4.500%	08/01/49	65	68,781
5.000%	TBA	800	824,336
5.000%	TBA	3,087	3,306,206
5.000%	06/01/39	53	58,171
5.000%	12/01/39	98	107,954
5.000%	01/01/40	2	2,707
5.000%	04/01/40	236	261,074
5.000%	05/01/40	18	19,398
5.000%	06/01/40	3	3,798
5.000%	06/01/40	4	4,163
5.000%	06/01/40	13	14,290
5.000%	07/01/40	4	4,034
5.000%	07/01/40	13	14,635
5.000%	08/01/40	43	47,282
5.000%	09/01/40	8	8,307
5.000%	10/01/40	22	23,960
5.000%	02/01/41	171	188,165
5.000%	05/01/41	166	181,567
5.000%	05/01/41	587	647,983
5.000%	05/01/48	99	107,486
5.000%	07/01/48	262	283,881
5.000%	08/01/48	553	603,065
5.000%	01/01/49	1,106	1,190,985
5.000%	04/01/49	73	78,795
5.000%	04/01/49	178	193,636
5.000%	04/01/49	577	617,475
5.500%	TBA	2,002	2,167,087
5.500%	04/01/36	64	72,665
5.500%	05/01/36	36	41,106
5.500%	09/01/36	116	128,917
5.500%	08/01/37	86	96,767
5.500%	09/01/41	194	218,900
5.500%	01/01/47	1,654	1,868,653
6.000%	03/01/34	1,187	1,365,639
6.000%	07/01/41	133	153,203
6.000%	02/01/49	1,013	1,165,487
Federal National Mortgage Assoc., 12 Month LIBOR + 1.530% (Cap 6.885%, Floor 1.530%)
4.405%(c)	04/01/43	5	5,596
Federal National Mortgage Assoc., 12 Month LIBOR + 1.530% (Cap 6.976%, Floor 1.530%)
4.405%(c)	05/01/43	94	97,707
Federal National Mortgage Assoc., 12 Month LIBOR + 1.535% (Cap 7.024%, Floor 1.535%)
2.024%(c)	06/01/43	94	95,991
Federal National Mortgage Assoc., 12 Month LIBOR + 1.695% (Cap 7.553%, Floor 1.695%)
4.449%(c)	08/01/42	56	57,709
Federal National Mortgage Assoc., 12 Month LIBOR + 1.750% (Cap 7.784%, Floor 1.750%)
4.357%(c)	08/01/41	59	61,260
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
Government National Mortgage Assoc.
3.000%	TBA	4,280	$ 4,391,848
3.000%	07/15/43	93	95,591
3.000%	01/15/44	34	35,089
3.000%	04/20/46	178	183,149
3.000%	12/15/46	80	82,486
3.000%	02/15/47	141	144,367
3.000%	02/15/47	177	181,382
3.500%	TBA	339	352,242
3.500%	TBA	3,868	4,007,082
3.500%	09/20/42	297	315,124
3.500%	10/20/42	155	164,394
3.500%	12/20/42	132	139,561
3.500%	12/20/42	233	247,880
3.500%	12/20/42	492	512,776
3.500%	03/15/43	25	26,073
3.500%	03/15/43	149	158,040
3.500%	03/15/43	417	439,167
3.500%	05/15/43	125	131,425
3.500%	06/15/43	153	160,669
3.500%	06/20/43	287	302,458
3.500%	10/20/44	26	27,388
3.500%	12/20/44	59	61,689
3.500%	04/20/45	551	576,440
3.500%	11/20/45	260	271,616
3.500%	12/20/45	361	378,436
3.500%	03/20/46	1,674	1,750,178
3.500%	04/20/46	189	197,563
3.500%	06/20/46	2,848	2,971,591
3.500%	11/20/46	31	32,141
3.500%	12/20/46	778	810,375
3.500%	01/20/47	225	233,753
3.500%	02/20/47	673	700,256
3.500%	03/20/47	225	234,785
3.500%	04/20/47	125	131,492
3.500%	06/20/47	135	140,734
3.500%	08/20/47	229	238,458
3.500%	09/20/47	155	161,759
3.500%	10/20/47	238	250,453
3.500%	11/20/47	82	84,841
3.500%	12/15/47	855	895,436
3.500%	12/20/47	336	353,233
3.500%	02/20/48	79	81,734
3.500%	04/20/48	215	225,991
3.500%	04/20/48	341	357,895
3.500%	08/20/48	180	186,572
3.500%	01/20/49	79	81,538
4.000%	TBA	1,292	1,353,774
4.000%	TBA	4,795	4,987,039
4.000%	12/15/40	71	75,698
4.000%	09/20/45	523	556,198
4.000%	10/20/45	18	18,719
4.000%	01/20/46	49	51,736
4.000%	03/20/46	229	242,827
4.000%	07/20/46	68	72,314
4.000%	12/15/46	95	102,214
4.000%	06/20/47	1,767	1,850,497
4.000%	07/20/47	1,105	1,152,345

A52

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	08/20/47	117	$ 121,811
4.000%	03/20/48	1,768	1,848,475
4.000%	04/20/48	229	241,545
4.000%	04/20/48	591	614,896
4.000%	05/15/48	324	339,899
4.000%	05/20/48	284	295,124
4.000%	08/20/48	964	1,003,773
4.000%	11/20/48	160	166,380
4.500%	TBA	1,000	1,064,361
4.500%	TBA	2,356	2,461,987
4.500%	08/15/39	432	470,553
4.500%	01/20/41	313	342,702
4.500%	03/20/41	47	51,100
4.500%	04/20/41	126	137,387
4.500%	09/20/43	47	50,427
4.500%	08/20/46	58	61,406
4.500%	09/20/46	51	55,083
4.500%	10/20/46	40	42,371
4.500%	11/20/46	19	20,102
4.500%	10/20/47	33	34,670
4.500%	04/20/48	2,924	3,084,350
4.500%	06/20/48	527	552,848
4.500%	07/20/48	1,483	1,561,153
4.500%	08/20/48	441	461,959
4.500%	02/20/49	5,079	5,312,619
4.500%	07/20/49	395	415,797
5.000%	TBA	400	421,719
5.000%	TBA	2,000	2,138,281
5.000%	10/20/39	238	263,832
5.000%	04/20/48	326	344,615
5.000%	05/20/48	1,995	2,105,930
5.000%	11/20/48	162	171,723
5.000%	12/20/48	346	365,511
5.500%	07/20/40	456	511,244
5.500%	04/20/48	36	38,165
6.000%	09/20/38	92	105,718
6.000%	10/20/38	120	137,812

Total U.S. Government Agency Obligations (cost $181,696,130)			184,931,737
U.S. Treasury Obligations — 2.0%
U.S. Treasury Bonds
6.250%	05/15/30	—(r )	144
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/21	97	96,352
0.125%	01/15/22	2,291	2,268,337
0.125%	04/15/22	2,929	2,897,898
0.125%	07/15/22	396	394,224
0.125%	01/15/23	615	609,328
0.125%	07/15/24	1,059	1,057,601
0.125%	07/15/26	2,276	2,268,358
0.250%	01/15/25	1,687	1,690,657
0.250%	07/15/29	1,471	1,481,824
0.375%	07/15/23	630	633,180
0.375%	07/15/25	2,023	2,048,569
0.375%	01/15/27	2,276	2,299,165
0.375%	07/15/27	944	958,125
0.500%	01/15/28	1,416	1,447,248
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
0.625%	07/15/21	952	$ 955,287
0.625%	04/15/23	1,746	1,759,295
0.625%	01/15/24	3,140	3,187,847
0.625%	01/15/26	3,463	3,547,745
0.625%	02/15/43	1,021	1,040,415
0.750%	07/15/28	1,334	1,399,434
0.750%	02/15/42	887	932,026
0.750%	02/15/45	1,346	1,404,532
0.875%	01/15/29	3,083	3,269,845
0.875%	02/15/47	74	80,243
1.000%	02/15/46	731	808,928
1.000%	02/15/48	1,264	1,408,496
1.000%	02/15/49	854	958,838
1.375%	02/15/44	352	419,522
1.750%	01/15/28	606	680,439
2.000%	01/15/26(k)	911	1,010,623
2.125%	02/15/40	415	548,494
2.125%	02/15/41	544	725,923
2.375%	01/15/25	136	151,404
2.375%	01/15/27	999	1,152,545
2.500%	01/15/29	1,028	1,240,000
3.375%	04/15/32	65	89,646
3.875%	04/15/29(k)	367	491,206

Total U.S. Treasury Obligations (cost $45,897,494)			47,413,743

Total Long-Term Investments (cost $1,740,708,098)			1,786,795,682

	Shares
Short-Term Investments — 30.5%
Affiliated Mutual Funds — 30.5%
PGIM Core Ultra Short Bond Fund(w)	662,405,531	662,405,531
PGIM Institutional Money Market Fund (cost $75,793,391; includes $75,685,484 of cash collateral for securities on loan)(b)(w)	75,780,246	75,787,824

Total Affiliated Mutual Funds (cost $738,198,922)		738,193,355
Options Purchased*~ — 0.0%
(cost $251,558)		328,021

Total Short-Term Investments (cost $738,450,480)		738,521,376

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—104.1% (cost $2,479,158,578)		2,525,317,058

A53

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Value
Options Written*~ — (0.0)%
(premiums received $374,685)	(414,605)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—104.1% (cost $2,478,783,893)	$2,524,902,453

Liabilities in excess of other assets(z) — (4.1)%	(98,298,214)

Net Assets — 100.0%	$ 2,426,604,239

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
Aces	Alternative Credit Enhancements Securities
ADR	American Depositary Receipt
BABs	Build America Bonds
BBA	British Bankers Association
BBR	New Zealand Bank Bill Rate
BTP	Buoni del Tesoro Poliennali
CLO	Collateralized Loan Obligation
CMS	Constant Maturity Swap
CPI	Consumer Price Index
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
GDR	Global Depositary Receipt
GMAC	General Motors Acceptance Corporation
GMTN	Global Medium Term Note
HICP	Harmonised Index of Consumer Prices
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NSA	Non-Seasonally Adjusted
NVDR	Non-voting Depositary Receipt
OAT	Obligations Assimilables du Tresor
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
SLM	Student Loan Mortgage
SPDR	Standard & Poor’s Depositary Receipts
STACR	Structured Agency Credit Risk
STOXX	Stock Index of the Eurozone
T	Swap payment upon termination
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
USOIS	United States Overnight Index Swap
UTS	Unit Trust Security
XJSE	Johannesburg Stock Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $3,403,901 and 0.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $73,947,660; cash collateral of $75,685,484 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2019.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Interest rate not available as of September 30, 2019.
(r)	Principal or notional amount is less than $500 par.
(rr)	Perpetual security with no stated maturity date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
A54

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward Commitment Contracts
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	3.000%	TBA	10/17/19	(3,939)	$(4,026,874)
Federal National Mortgage Assoc.	3.500%	TBA	10/17/19	(2,076)	(2,147,038)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $6,175,391)					$(6,173,912)
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
90 Day Euro Dollar Futures	Call	03/16/20	$97.75	14	35	$20,562
2 Year Euro Dollar Mid-Curve Futures	Call	01/10/20	$99.00	7	18	1,006
Total Exchange Traded (cost $3,514)						$21,568

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
5- Year 30 CMS CAP	Call	Goldman Sachs International	10/03/19	0.45%	—		625	$ —
5- Year 30 CMS CAP	Call	Morgan Stanley & Co. International PLC	11/01/19	0.35%	—		810	64
5- Year 30 CMS CAP	Call	JPMorgan Chase Bank, N.A.	01/07/20	0.30%	—		625	380
Currency Option EUR vs GBP	Call	Deutsche Bank AG	11/27/19	0.95	—	EUR	240	675
5- Year 30 CMS Floor	Put	Goldman Sachs International	06/29/20	0.40%	—		840	1,434
5- Year 30 CMS Floor	Put	Goldman Sachs International	07/08/20	0.35%	—		850	1,205
Total OTC Traded (cost $5,976)								$3,758

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
1- Year Interest Rate Swap, 05/15/21	Call	UBS AG	05/13/20	2.09%	2.09%(S)	3 Month LIBOR(Q)	1,818	$ 10,990
2- Year Interest Rate Swap, 06/03/22	Call	Barclays Bank PLC	06/01/20	1.50%	1.50%(S)	3 Month LIBOR(Q)	1,680	8,423
2- Year Interest Rate Swap, 08/12/22	Call	Bank of America, N.A.	08/10/20	1.25%	1.25%(S)	3 Month LIBOR(Q)	1,770	6,397
2- Year Interest Rate Swap, 09/25/22	Call	Barclays Bank PLC	09/23/20	1.20%	1.20%(S)	3 Month LIBOR(Q)	1,770	6,388
5- Year Interest Rate Swap, 12/02/24	Call	Morgan Stanley & Co. International PLC	11/27/19	3.09%	3.09%(S)	3 Month LIBOR(Q)	830	64,117
5- Year Interest Rate Swap, 02/28/25	Call	Citibank, N.A.	02/26/20	2.52%	2.52%(S)	3 Month LIBOR(Q)	420	21,482
A55

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
10- Year Interest Rate Swap, 02/20/30	Call	Citibank, N.A.	02/18/20	1.41%	1.41%(S)	3 Month LIBOR(Q)	90	$ 1,013
10- Year Interest Rate Swap, 02/25/30	Call	Goldman Sachs International	02/21/20	1.46%	1.46%(S)	3 Month LIBOR(Q)	270	3,558
10- Year Interest Rate Swap, 03/02/30	Call	JPMorgan Chase Bank, N.A.	02/27/20	1.41%	1.41%(S)	3 Month LIBOR(Q)	270	3,195
10- Year Interest Rate Swap, 08/17/31	Call	Barclays Bank PLC	08/13/21	1.65%	1.65%(S)	3 Month LIBOR(Q)	180	6,546
10- Year Interest Rate Swap, 08/18/31	Call	Citibank, N.A.	08/16/21	1.46%	1.46%(S)	3 Month LIBOR(Q)	180	5,077
10- Year Interest Rate Swap, 09/20/31	Call	Bank of America, N.A.	09/16/21	1.81%	1.81%(S)	3 Month LIBOR(Q)	160	7,171
10- Year Interest Rate Swap, 03/11/34	Call	Barclays Bank PLC	03/07/24	2.98%	2.98%(S)	3 Month LIBOR(Q)	154	19,278
10- Year Interest Rate Swap, 03/14/34	Call	Barclays Bank PLC	03/12/24	2.95%	2.95%(S)	3 Month LIBOR(Q)	150	18,531
10- Year Interest Rate Swap, 01/12/39	Call	Barclays Bank PLC	01/10/29	3.05%	3.05%(S)	3 Month LIBOR(Q)	40	5,055
10- Year Interest Rate Swap, 01/16/39	Call	Morgan Stanley & Co. International PLC	01/11/29	3.04%	3.04%(S)	3 Month LIBOR(Q)	40	5,017
10- Year Interest Rate Swap, 01/31/39	Call	Barclays Bank PLC	01/29/29	3.08%	3.08%(S)	3 Month LIBOR(Q)	40	5,133
10- Year Interest Rate Swap, 04/29/48	Call	JPMorgan Chase Bank, N.A.	04/27/38	2.99%	2.99%(S)	3 Month LIBOR(Q)	40	4,862
10- Year Interest Rate Swap, 12/08/48	Call	Barclays Bank PLC	12/06/38	3.09%	3.09%(S)	3 Month LIBOR(Q)	115	14,576
10- Year Interest Rate Swap, 02/24/49	Call	JPMorgan Chase Bank, N.A.	02/22/39	2.86%	2.86%(S)	3 Month LIBOR(Q)	40	4,602
A56

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
20- Year Interest Rate Swap, 04/20/41	Call	JPMorgan Chase Bank, N.A.	04/16/21	0.78%	0.78%(S)	6 Month JPY LIBOR(S)	JPY	4,700	$ 4,337
30- Year Interest Rate Swap, 06/15/50	Call	Barclays Bank PLC	06/11/20	1.60%	1.60%(S)	3 Month LIBOR(Q)		142	6,214
1- Year Interest Rate Swap, 05/15/21	Put	UBS AG	05/13/20	2.09%	3 Month LIBOR(Q)	2.09%(S)		1,818	517
2- Year Interest Rate Swap, 12/16/21	Put	Barclays Bank PLC	12/12/19	(0.45)%	6 Month EURIBOR(S)	(0.45)%(A)	EUR	225	143
5- Year Interest Rate Swap, 12/02/24	Put	Morgan Stanley & Co. International PLC	11/27/19	3.09%	3 Month LIBOR(Q)	3.09%(S)		830	—
5- Year Interest Rate Swap, 02/28/25	Put	Citibank, N.A.	02/26/20	2.52%	3 Month LIBOR(Q)	2.52%(S)		420	51
10- Year Interest Rate Swap, 02/20/30	Put	Citibank, N.A.	02/18/20	1.41%	3 Month LIBOR(Q)	1.41%(S)		90	2,303
10- Year Interest Rate Swap, 02/25/30	Put	Goldman Sachs International	02/21/20	1.46%	3 Month LIBOR(Q)	1.46%(S)		270	6,067
10- Year Interest Rate Swap, 03/02/30	Put	JPMorgan Chase Bank, N.A.	02/27/20	1.41%	3 Month LIBOR(Q)	1.41%(S)		270	6,920
10- Year Interest Rate Swap, 07/15/30	Put	Citibank, N.A.	07/13/20	2.35%	3 Month LIBOR(Q)	2.35%(S)		540	1,585
10- Year Interest Rate Swap, 08/17/31	Put	Barclays Bank PLC	08/13/21	1.65%	3 Month LIBOR(Q)	1.65%(S)		180	5,711
10- Year Interest Rate Swap, 08/18/31	Put	Citibank, N.A.	08/16/21	1.46%	3 Month LIBOR(Q)	1.46%(S)		180	7,358
10- Year Interest Rate Swap, 09/20/31	Put	Bank of America, N.A.	09/16/21	1.81%	3 Month LIBOR(Q)	1.81%(S)		160	4,197
10- Year Interest Rate Swap, 07/01/32	Put	Deutsche Bank AG	06/29/22	1.10%	6 Month JPY LIBOR(Q)	1.10%(S)	JPY	72,635	475
A57

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
10- Year Interest Rate Swap, 08/04/32	Put	JPMorgan Chase Bank, N.A.	08/02/22	2.25%	3 Month LIBOR(Q)	2.25%(S)		170	$ 3,393
10- Year Interest Rate Swap, 08/10/32	Put	Barclays Bank PLC	08/08/22	2.25%	3 Month LIBOR(Q)	2.25%(S)		180	3,614
10- Year Interest Rate Swap, 03/11/34	Put	Barclays Bank PLC	03/07/24	2.98%	3 Month LIBOR(Q)	2.98%(S)		154	2,223
10- Year Interest Rate Swap, 03/14/34	Put	Barclays Bank PLC	03/12/24	2.95%	3 Month LIBOR(Q)	2.95%(S)		150	2,242
10- Year Interest Rate Swap, 06/17/34	Put	Morgan Stanley & Co. International PLC	06/13/24	2.50%	3 Month LIBOR(Q)	2.50%(S)		170	4,224
10- Year Interest Rate Swap, 06/24/34	Put	Morgan Stanley & Co. International PLC	06/20/24	2.50%	3 Month LIBOR(Q)	2.50%(S)		170	4,240
10- Year Interest Rate Swap, 01/12/39	Put	Barclays Bank PLC	01/10/29	3.05%	3 Month LIBOR(Q)	3.05%(S)		40	1,129
10- Year Interest Rate Swap, 01/16/39	Put	Morgan Stanley & Co. International PLC	01/11/29	3.04%	3 Month LIBOR(Q)	3.04%(S)		40	1,141
10- Year Interest Rate Swap, 01/31/39	Put	Barclays Bank PLC	01/29/29	3.08%	3 Month LIBOR(Q)	3.08%(S)		40	1,111
10- Year Interest Rate Swap, 04/29/48	Put	JPMorgan Chase Bank, N.A.	04/27/38	2.99%	3 Month LIBOR(Q)	2.99%(S)		40	1,535
10- Year Interest Rate Swap, 12/08/48	Put	Barclays Bank PLC	12/06/38	3.09%	3 Month LIBOR(Q)	3.09%(S)		115	4,217
10- Year Interest Rate Swap, 02/24/49	Put	JPMorgan Chase Bank, N.A.	02/22/39	2.86%	3 Month LIBOR(Q)	2.86%(S)		40	1,631
20- Year Interest Rate Swap, 04/20/41	Put	JPMorgan Chase Bank, N.A.	04/16/21	0.78%	6 Month JPY LIBOR(S)	0.78%(S)	JPY	4,700	187
30- Year Interest Rate Swap, 06/09/51	Put	Barclays Bank PLC	06/07/21	3.80%	3 Month LIBOR(Q)	3.80%(S)		160	268
A58

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
30- Year Interest Rate Swap, 05/11/52	Put	Barclays Bank PLC	05/09/22	2.85%	3 Month LIBOR(Q)	2.85%(S)	210	$ 4,251
Total OTC Swaptions (cost $242,068)								$302,695
Total Options Purchased (cost $251,558)								$328,021
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
90 Day Euro Dollar Futures	Call	03/16/20	$97.88	14	35	$(16,450)
2 Year Euro Dollar Mid-Curve Futures	Call	01/10/20	$99.38	7	18	(306)
Total Exchange Traded (premiums received $2,230)						$(16,756)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
5- Year 30 CMS CAP	Call	Goldman Sachs International	10/03/19	0.55%	—	625	$ —
5- Year 30 CMS CAP	Call	Morgan Stanley & Co. International PLC	11/01/19	0.45%	—	810	(9)
5- Year 30 CMS CAP	Call	JPMorgan Chase Bank, N.A.	01/07/20	0.40%	—	625	(178)
5- Year 30 CMS Floor	Put	Goldman Sachs International	06/29/20	0.30%	—	1,670	(1,936)
5- Year 30 CMS Floor	Put	Goldman Sachs International	07/08/20	0.25%	—	1,690	(1,588)
Total OTC Traded (premiums received $2,457)							$(3,711)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
1- Year Interest Rate Swap, 06/12/21	Call	Barclays Bank PLC	06/10/20	1.76%	3 Month LIBOR(Q)	1.76%(S)	2,060	$ (7,657)
1- Year Interest Rate Swap, 08/07/21	Call	JPMorgan Chase Bank, N.A.	08/05/20	1.33%	3 Month LIBOR(Q)	1.33%(S)	170	(327)
2- Year Interest Rate Swap, 11/12/21	Call	Deutsche Bank AG	11/07/19	3.30%	3 Month LIBOR(Q)	3.30%(S)	500	(16,751)
2- Year Interest Rate Swap, 02/26/22	Call	Deutsche Bank AG	02/24/20	2.40%	3 Month LIBOR(Q)	2.40%(S)	5,830	(104,512)
2- Year Interest Rate Swap, 02/28/22	Call	Citibank, N.A.	02/26/20	2.46%	3 Month LIBOR(Q)	2.46%(S)	1,020	(19,437)
2- Year Interest Rate Swap, 04/16/22	Call	Deutsche Bank AG	04/14/20	2.88%	3 Month LIBOR(Q)	2.88%(S)	740	(20,568)
2- Year Interest Rate Swap, 06/03/22	Call	Barclays Bank PLC	06/01/20	1.00%	3 Month LIBOR(Q)	1.00%(S)	3,350	(5,677)
A59

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
2- Year Interest Rate Swap, 08/12/22	Call	Bank of America, N.A.	08/10/20	0.75%	3 Month LIBOR(Q)	0.75%(S)		3,540	$ (4,548)
2- Year Interest Rate Swap, 09/25/22	Call	Barclays Bank PLC	09/23/20	0.70%	3 Month LIBOR(Q)	0.70%(S)		3,530	(4,682)
5- Year Interest Rate Swap, 09/14/27	Call	Barclays Bank PLC	09/12/22	(0.14)%	3 Month LIBOR(Q)	(0.14)%(S)	EUR	113	(1,907)
5- Year Interest Rate Swap, 09/15/27	Call	Barclays Bank PLC	09/13/22	(0.04)%	3 Month LIBOR(Q)	(0.04)%(S)	EUR	110	(2,125)
10- Year Interest Rate Swap, 11/05/29	Call	Morgan Stanley & Co. International PLC	11/01/19	2.30%	3 Month LIBOR(Q)	2.30%(S)		100	(6,826)
10- Year Interest Rate Swap, 11/19/29	Call	Citibank, N.A.	11/15/19	1.41%	3 Month LIBOR(Q)	1.41%(S)		90	(458)
10- Year Interest Rate Swap, 11/25/29	Call	Goldman Sachs International	11/21/19	1.46%	3 Month LIBOR(Q)	1.46%(S)		270	(1,928)
10- Year Interest Rate Swap, 12/02/29	Call	JPMorgan Chase Bank, N.A.	11/27/19	1.42%	3 Month LIBOR(Q)	1.42%(S)		270	(1,710)
10- Year Interest Rate Swap, 12/12/29	Call	Barclays Bank PLC	12/10/19	1.90%	3 Month LIBOR(Q)	1.90%(S)		130	(4,390)
10- Year Interest Rate Swap, 02/12/30	Call	Barclays Bank PLC	02/10/20	(0.12)%	6 Month EURIBOR(S)	(0.12)%(A)	EUR	1,040	(15,914)
10- Year Interest Rate Swap, 06/15/30	Call	Barclays Bank PLC	06/11/20	2.20%	3 Month LIBOR(Q)	2.20%(S)		220	(13,940)
10- Year Interest Rate Swap, 07/08/30	Call	Morgan Stanley & Co. International PLC	07/06/20	2.01%	3 Month LIBOR(Q)	2.01%(S)		113	(5,493)
10- Year Interest Rate Swap, 08/17/30	Call	Barclays Bank PLC	08/13/20	1.61%	3 Month LIBOR(Q)	1.61%(S)		180	(4,672)
10- Year Interest Rate Swap, 08/19/30	Call	JPMorgan Chase Bank, N.A.	08/17/20	1.20%	3 Month LIBOR(Q)	1.20%(S)		230	(2,749)
10- Year Interest Rate Swap, 08/19/30	Call	Citibank, N.A.	08/17/20	1.42%	3 Month LIBOR(Q)	1.42%(S)		180	(3,327)
A60

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
10- Year Interest Rate Swap, 08/21/30	Call	Bank of America, N.A.	08/19/20	1.25%	3 Month LIBOR(Q)	1.25%(S)	230	$ (3,053)
10- Year Interest Rate Swap, 09/16/30	Call	Bank of America, N.A.	09/14/20	1.61%	3 Month LIBOR(Q)	1.61%(S)	110	(3,000)
10- Year Interest Rate Swap, 09/18/30	Call	Bank of America, N.A.	09/16/20	1.76%	3 Month LIBOR(Q)	1.76%(S)	220	(7,692)
10- Year Interest Rate Swap, 03/10/31	Call	Barclays Bank PLC	03/08/21	2.79%	3 Month LIBOR(Q)	2.79%(S)	231	(26,176)
10- Year Interest Rate Swap, 03/14/39	Call	Barclays Bank PLC	03/12/29	3.05%	3 Month LIBOR(Q)	3.05%(S)	120	(15,144)
1- Year Interest Rate Swap, 04/08/21	Put	Goldman Sachs International	04/06/20	2.32%	2.32%(S)	3 Month LIBOR(Q)	2,020	(144)
1- Year Interest Rate Swap, 04/08/21	Put	Goldman Sachs International	04/06/20	2.35%	2.35%(S)	3 Month LIBOR(Q)	2,020	(121)
1- Year Interest Rate Swap, 06/12/21	Put	Barclays Bank PLC	06/10/20	1.76%	1.76%(S)	3 Month LIBOR(Q)	2,060	(2,200)
1- Year Interest Rate Swap, 08/07/21	Put	JPMorgan Chase Bank, N.A.	08/05/20	1.33%	1.33%(S)	3 Month LIBOR(Q)	170	(545)
1- Year Interest Rate Swap, 05/19/22	Put	Citibank, N.A.	05/17/21	2.35%	2.35%(S)	3 Month LIBOR(Q)	1,960	(1,095)
1- Year Interest Rate Swap, 06/01/22	Put	Barclays Bank PLC	05/27/21	2.15%	2.15%(S)	3 Month LIBOR(Q)	2,670	(2,349)
1- Year Interest Rate Swap, 06/03/22	Put	Morgan Stanley & Co. International PLC	06/01/21	2.40%	2.40%(S)	3 Month LIBOR(Q)	3,310	(1,737)
2- Year Interest Rate Swap, 10/15/21	Put	Morgan Stanley & Co. International PLC	10/10/19	2.55%	2.55%(S)	3 Month LIBOR(Q)	310	—
2- Year Interest Rate Swap, 10/16/21	Put	Morgan Stanley & Co. International PLC	10/11/19	2.55%	2.55%(S)	3 Month LIBOR(Q)	310	—
2- Year Interest Rate Swap, 11/12/21	Put	Deutsche Bank AG	11/07/19	3.30%	3.30%(S)	3 Month LIBOR(Q)	500	—
2- Year Interest Rate Swap, 01/07/22	Put	Goldman Sachs International	01/03/20	2.80%	2.80%(S)	3 Month LIBOR(Q)	390	(1)
A61

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
2- Year Interest Rate Swap, 01/27/22	Put	Barclays Bank PLC	01/23/20	0.20%	0.20%(A)	6 Month EURIBOR(S)	EUR	450	$ (1)
2- Year Interest Rate Swap, 02/26/22	Put	Deutsche Bank AG	02/24/20	3.40%	3.40%(S)	3 Month LIBOR(Q)		7,100	(3)
2- Year Interest Rate Swap, 02/28/22	Put	Citibank, N.A.	02/26/20	2.46%	2.46%(S)	3 Month LIBOR(Q)		1,020	(45)
2- Year Interest Rate Swap, 04/16/22	Put	Deutsche Bank AG	04/14/20	2.88%	2.88%(S)	3 Month LIBOR(Q)		740	(9)
2- Year Interest Rate Swap, 05/07/22	Put	Goldman Sachs International	05/05/20	3.15%	3.15%(S)	3 Month LIBOR(Q)		400	(2)
2- Year Interest Rate Swap, 06/02/22	Put	Deutsche Bank AG	05/29/20	2.90%	2.90%(S)	3 Month LIBOR(Q)		390	(9)
2- Year Interest Rate Swap, 06/02/22	Put	Goldman Sachs International	05/29/20	3.35%	3.35%(S)	3 Month LIBOR(Q)		550	(2)
2- Year Interest Rate Swap, 06/10/22	Put	Goldman Sachs International	06/08/20	3.45%	3.45%(S)	3 Month LIBOR(Q)		550	(2)
2- Year Interest Rate Swap, 06/17/22	Put	Goldman Sachs International	06/15/20	3.50%	3.50%(S)	3 Month LIBOR(Q)		350	(1)
2- Year Interest Rate Swap, 08/26/22	Put	Barclays Bank PLC	08/24/20	3.50%	3.50%(S)	3 Month LIBOR(Q)		700	(6)
2- Year Interest Rate Swap, 12/16/22	Put	JPMorgan Chase Bank, N.A.	12/14/20	0.60%	0.60%(S)	3 Month LIBOR(Q)	EUR	760	(10)
2- Year Interest Rate Swap, 12/23/22	Put	Barclays Bank PLC	12/21/20	0.55%	0.55%(S)	3 Month LIBOR(Q)	EUR	360	(6)
2- Year Interest Rate Swap, 12/31/22	Put	Citibank, N.A.	12/29/20	3.25%	3.25%(S)	3 Month LIBOR(Q)		630	(43)
2- Year Interest Rate Swap, 03/31/23	Put	Barclays Bank PLC	03/29/21	0.10%	0.10%(S)	3 Month LIBOR(Q)	EUR	790	(198)
2- Year Interest Rate Swap, 04/12/23	Put	Barclays Bank PLC	04/08/21	0.12%	0.12%(S)	3 Month LIBOR(Q)	EUR	1,220	(259)
2- Year Interest Rate Swap, 04/14/23	Put	Citibank, N.A.	04/12/21	0.10%	0.10%(A)	6 Month EURIBOR(S)	EUR	610	(164)
2- Year Interest Rate Swap, 04/14/23	Put	Goldman Sachs International	04/12/21	0.16%	0.16%(S)	3 Month LIBOR(Q)	EUR	610	(127)
2- Year Interest Rate Swap, 04/21/23	Put	Morgan Stanley & Co. International PLC	04/19/21	0.15%	0.15%(A)	6 Month EURIBOR(S)	EUR	610	(138)
A62

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
2- Year Interest Rate Swap, 05/19/23	Put	Barclays Bank PLC	05/17/21	0.11%	0.11%(A)	6 Month EURIBOR(S)	EUR	403	$ (125)
2- Year Interest Rate Swap, 06/02/23	Put	Morgan Stanley & Co. International PLC	05/31/21	0.08%	0.08%(S)	3 Month LIBOR(Q)	EUR	270	(89)
2- Year Interest Rate Swap, 06/14/23	Put	Barclays Bank PLC	06/10/21	0.05%	0.05%(S)	3 Month LIBOR(Q)	EUR	420	(187)
2- Year Interest Rate Swap, 06/16/23	Put	Barclays Bank PLC	06/14/21	0.00%	0.00%(A)	6 Month EURIBOR(S)	EUR	180	(88)
2- Year Interest Rate Swap, 06/16/23	Put	Bank of America, N.A.	06/14/21	0.00%	0.00%(A)	3 Month LIBOR(Q)	EUR	190	(93)
2- Year Interest Rate Swap, 06/22/23	Put	Goldman Sachs International	06/18/21	0.00%	0.00%(A)	3 Month LIBOR(Q)	EUR	190	(107)
2- Year Interest Rate Swap, 06/23/23	Put	Citibank, N.A.	06/21/21	0.00%	0.00%(A)	6 Month EURIBOR(S)	EUR	220	(111)
2- Year Interest Rate Swap, 06/29/23	Put	Barclays Bank PLC	06/25/21	0.00%	0.00%(A)	6 Month EURIBOR(S)	EUR	210	(122)
2- Year Interest Rate Swap, 07/06/23	Put	Barclays Bank PLC	07/01/21	0.00%	0.00%(S)	3 Month LIBOR(Q)	EUR	220	(131)
2- Year Interest Rate Swap, 07/07/23	Put	Barclays Bank PLC	07/02/21	(0.05)%	(0.05)%(A)	6 Month EURIBOR(S)	EUR	210	(154)
2- Year Interest Rate Swap, 07/21/23	Put	Barclays Bank PLC	07/19/21	0.00%	0.00%(A)	6 Month EURIBOR(S)	EUR	230	(147)
2- Year Interest Rate Swap, 08/11/23	Put	Barclays Bank PLC	08/09/21	(0.15)%	(0.15)%(A)	6 Month EURIBOR(S)	EUR	510	(623)
2- Year Interest Rate Swap, 08/11/23	Put	Barclays Bank PLC	08/09/21	(0.15)%	(0.15)%(A)	6 Month EURIBOR(S)	EUR	290	(355)
2- Year Interest Rate Swap, 09/07/23	Put	Barclays Bank PLC	09/03/21	(0.25)%	(0.25)%(A)	6 Month EURIBOR(S)	EUR	930	(1,574)
5- Year Interest Rate Swap, 07/29/25	Put	Barclays Bank PLC	07/27/20	0.00%	0.00%(A)	6 Month EURIBOR(S)	EUR	320	(324)
5- Year Interest Rate Swap, 09/14/27	Put	Barclays Bank PLC	09/12/22	(0.14)%	(0.14)%(A)	6 Month EURIBOR(S)	EUR	113	(1,601)
5- Year Interest Rate Swap, 09/15/27	Put	Barclays Bank PLC	09/13/22	(0.04)%	(0.04)%(S)	3 Month LIBOR(Q)	EUR	110	(1,306)
10- Year Interest Rate Swap, 11/05/29	Put	Morgan Stanley & Co. International PLC	11/01/19	2.80%	2.80%(S)	3 Month LIBOR(Q)		100	—
A63

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
10- Year Interest Rate Swap, 11/13/29	Put	JPMorgan Chase Bank, N.A.	11/08/19	2.55%	2.55%(S)	3 Month LIBOR(Q)	190	$ (1)
10- Year Interest Rate Swap, 11/15/29	Put	Barclays Bank PLC	11/13/19	2.75%	2.75%(S)	3 Month LIBOR(Q)	610	(1)
10- Year Interest Rate Swap, 11/19/29	Put	Citibank, N.A.	11/15/19	1.41%	1.41%(S)	3 Month LIBOR(Q)	90	(1,777)
10- Year Interest Rate Swap, 11/25/29	Put	Goldman Sachs International	11/21/19	1.46%	1.46%(S)	3 Month LIBOR(Q)	270	(4,536)
10- Year Interest Rate Swap, 12/02/29	Put	JPMorgan Chase Bank, N.A.	11/27/19	1.42%	1.42%(S)	3 Month LIBOR(Q)	270	(5,484)
10- Year Interest Rate Swap, 12/12/29	Put	Barclays Bank PLC	12/10/19	2.40%	2.40%(S)	3 Month LIBOR(Q)	130	(17)
10- Year Interest Rate Swap, 06/15/30	Put	Barclays Bank PLC	06/11/20	2.20%	2.20%(S)	3 Month LIBOR(Q)	220	(840)
10- Year Interest Rate Swap, 06/17/30	Put	Citibank, N.A.	06/15/20	2.30%	2.30%(S)	3 Month LIBOR(Q)	170	(493)
10- Year Interest Rate Swap, 07/08/30	Put	Morgan Stanley & Co. International PLC	07/06/20	2.01%	2.01%(S)	3 Month LIBOR(Q)	113	(852)
10- Year Interest Rate Swap, 07/14/30	Put	Barclays Bank PLC	07/10/20	2.35%	2.35%(S)	3 Month LIBOR(Q)	120	(347)
10- Year Interest Rate Swap, 07/14/30	Put	Goldman Sachs International	07/10/20	2.35%	2.35%(S)	3 Month LIBOR(Q)	120	(347)
10- Year Interest Rate Swap, 07/15/30	Put	Citibank, N.A.	07/13/20	1.95%	1.95%(S)	3 Month LIBOR(Q)	180	(1,632)
10- Year Interest Rate Swap, 07/29/30	Put	Goldman Sachs International	07/27/20	2.30%	2.30%(S)	3 Month LIBOR(Q)	170	(617)
10- Year Interest Rate Swap, 08/05/30	Put	Barclays Bank PLC	08/03/20	2.00%	2.00%(S)	3 Month LIBOR(Q)	90	(767)
A64

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
10- Year Interest Rate Swap, 08/11/30	Put	Bank of America, N.A.	08/07/20	1.75%	1.75%(S)	3 Month LIBOR(Q)	80	$ (1,275)
10- Year Interest Rate Swap, 08/17/30	Put	Barclays Bank PLC	08/13/20	1.61%	1.61%(S)	3 Month LIBOR(Q)	180	(3,981)
10- Year Interest Rate Swap, 08/19/30	Put	Citibank, N.A.	08/17/20	1.42%	1.42%(S)	3 Month LIBOR(Q)	180	(5,711)
10- Year Interest Rate Swap, 08/19/30	Put	JPMorgan Chase Bank, N.A.	08/17/20	1.60%	1.60%(S)	3 Month LIBOR(Q)	230	(5,167)
10- Year Interest Rate Swap, 08/21/30	Put	Bank of America, N.A.	08/19/20	1.65%	1.65%(S)	3 Month LIBOR(Q)	230	(4,672)
10- Year Interest Rate Swap, 09/16/30	Put	Bank of America, N.A.	09/14/20	1.61%	1.61%(S)	3 Month LIBOR(Q)	110	(2,505)
10- Year Interest Rate Swap, 09/18/30	Put	Bank of America, N.A.	09/16/20	1.76%	1.76%(S)	3 Month LIBOR(Q)	220	(3,694)
10- Year Interest Rate Swap, 03/10/31	Put	Barclays Bank PLC	03/08/21	2.79%	2.79%(S)	3 Month LIBOR(Q)	231	(680)
10- Year Interest Rate Swap, 06/09/31	Put	Barclays Bank PLC	06/07/21	3.87%	3.87%(S)	3 Month LIBOR(Q)	340	(168)
10- Year Interest Rate Swap, 05/11/32	Put	Barclays Bank PLC	05/09/22	2.75%	2.75%(S)	3 Month LIBOR(Q)	450	(4,089)
10- Year Interest Rate Swap, 08/04/32	Put	JPMorgan Chase Bank, N.A.	08/02/22	2.75%	2.75%(S)	3 Month LIBOR(Q)	170	(1,763)
10- Year Interest Rate Swap, 08/04/32	Put	JPMorgan Chase Bank, N.A.	08/02/22	3.25%	3.25%(S)	3 Month LIBOR(Q)	170	(892)
10- Year Interest Rate Swap, 08/10/32	Put	Barclays Bank PLC	08/08/22	2.75%	2.75%(S)	3 Month LIBOR(Q)	180	(1,883)
10- Year Interest Rate Swap, 08/10/32	Put	Barclays Bank PLC	08/08/22	3.25%	3.25%(S)	3 Month LIBOR(Q)	180	(956)
A65

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
10- Year Interest Rate Swap, 06/17/34	Put	Morgan Stanley & Co. International PLC	06/13/24	3.00%	3.00%(S)	3 Month LIBOR(Q)	170	$ (2,587)
10- Year Interest Rate Swap, 06/17/34	Put	Morgan Stanley & Co. International PLC	06/13/24	3.50%	3.50%(S)	3 Month LIBOR(Q)	170	(1,567)
10- Year Interest Rate Swap, 06/24/34	Put	Morgan Stanley & Co. International PLC	06/20/24	3.00%	3.00%(S)	3 Month LIBOR(Q)	170	(2,600)
10- Year Interest Rate Swap, 06/24/34	Put	Morgan Stanley & Co. International PLC	06/20/24	3.50%	3.50%(S)	3 Month LIBOR(Q)	170	(1,576)
10- Year Interest Rate Swap, 08/22/34	Put	Morgan Stanley & Co. International PLC	08/20/24	2.25%	2.25%(S)	3 Month LIBOR(Q)	180	(5,839)
10- Year Interest Rate Swap, 03/14/39	Put	Barclays Bank PLC	03/12/29	3.05%	3.05%(S)	3 Month LIBOR(Q)	120	(3,434)
30- Year Interest Rate Swap, 06/15/50	Put	Barclays Bank PLC	06/11/20	2.85%	2.85%(S)	3 Month LIBOR(Q)	170	(371)
Total OTC Swaptions (premiums received $369,998)								$(394,138)
Total Options Written (premiums received $374,685)								$(414,605)
Futures contracts outstanding at September 30, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
20	2 Year U.S. Treasury Notes	Dec. 2019	$ 4,310,000	$ (24,694)
901	5 Year U.S. Treasury Notes	Dec. 2019	107,352,744	358,882
7	10 Year Canadian Government Bonds	Dec. 2019	753,444	(10,087)
23	10 Year U.S. Ultra Treasury Notes	Dec. 2019	3,275,344	(82,696)
17	20 Year U.S. Treasury Bonds	Dec. 2019	2,759,313	40,207
270	30 Year U.S. Ultra Treasury Bonds	Dec. 2019	51,814,688	(1,431,556)
1	Euro STOXX 600 Bank Index	Dec. 2019	7,145	24
643	Mini MSCI EAFE Index	Dec. 2019	61,033,560	(96,297)
1,095	Mini MSCI Emerging Markets Index	Dec. 2019	54,854,025	(1,153,331)
17	Russell 2000 E-Mini Index	Dec. 2019	1,296,250	(46,064)
1,214	S&P 500 E-Mini Index	Dec. 2019	180,794,950	(1,544,328)
46	S&P/TSX 60 Index	Dec. 2019	6,917,100	48,947
				(3,940,993)
Short Positions:
3	10 Year Euro-Bund	Dec. 2019	569,771	(2,325)
1	10 Year Japanese Bonds	Dec. 2019	1,433,711	1,708
1	10 Year U.K. Gilt	Dec. 2019	165,055	(997)
A66

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Futures contracts outstanding at September 30, 2019 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
1,131	10 Year U.S. Treasury Notes	Dec. 2019	$147,383,437	$ 634,228
1	30 Year Euro Buxl	Dec. 2019	237,064	6,452
8	Euro-BTP Italian Government Bond	Dec. 2019	1,271,666	(9,120)
1	Euro-OAT	Dec. 2019	185,629	(12)
				629,934
				$(3,311,059)
Forward foreign currency exchange contracts outstanding at September 30, 2019:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 12/18/19	Bank of America, N.A.	AUD	430	$ 296,507	$ 290,955	$ —	$ (5,552)
Expiring 12/18/19	Citibank, N.A.	AUD	600	406,435	405,984	—	(451)
British Pound,
Expiring 12/18/19	Citibank, N.A.	GBP	1,324	1,641,991	1,633,260	—	(8,731)
Canadian Dollar,
Expiring 12/18/19	Citibank, N.A.	CAD	10,324	7,833,197	7,802,648	—	(30,549)
Expiring 12/18/19	Citibank, N.A.	CAD	330	250,393	249,416	—	(977)
Expiring 12/18/19	Citibank, N.A.	CAD	106	80,000	80,039	39	—
Expiring 12/18/19	Royal Bank of Scotland PLC	CAD	211	160,000	159,427	—	(573)
Expiring 12/18/19	Royal Bank of Scotland PLC	CAD	106	80,000	80,221	221	—
Euro,
Expiring 10/03/19	Deutsche Bank AG	EUR	27	30,149	29,776	—	(373)
Expiring 12/18/19	Citibank, N.A.	EUR	76,186	84,876,159	83,549,268	—	(1,326,891)
Expiring 12/18/19	Citibank, N.A.	EUR	508	566,442	557,095	—	(9,347)
Expiring 12/18/19	Citibank, N.A.	EUR	45	49,959	49,349	—	(610)
Expiring 12/18/19	Commonwealth Bank of Australia	EUR	50	55,595	54,832	—	(763)
Expiring 12/18/19	Goldman Sachs International	EUR	41,115	45,453,866	45,088,461	—	(365,405)
Japanese Yen,
Expiring 12/18/19	Citibank, N.A.	JPY	85,079	791,776	791,468	—	(308)
Expiring 12/18/19	JPMorgan Securities LLC	JPY	4,289	40,522	39,899	—	(623)
New Zealand Dollar,
Expiring 12/18/19	Bank of America, N.A.	NZD	77	49,199	48,305	—	(894)
Singapore Dollar,
Expiring 12/18/19	Citibank, N.A.	SGD	109	79,419	78,935	—	(484)
Swedish Krona,
Expiring 12/18/19	Bank of America, N.A.	SEK	997	104,351	101,833	—	(2,518)
Expiring 12/18/19	UBS AG	SEK	6,597	680,384	673,808	—	(6,576)
Swiss Franc,
Expiring 12/18/19	Bank of America, N.A.	CHF	2,646	2,714,944	2,669,876	—	(45,068)
Expiring 12/18/19	UBS AG	CHF	879	894,564	886,931	—	(7,633)
				$147,135,852	$145,321,786	260	(1,814,326)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 12/18/19	Bank of America, N.A.	AUD	1,893	$ 1,293,267	$ 1,280,879	$ 12,388	$ —
A67

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound,
Expiring 10/03/19	BNP Paribas S.A.	GBP	635	$ 775,473	$ 780,862	$ —	$ (5,389)
Expiring 10/03/19	Standard Chartered Bank	GBP	7	8,455	8,608	—	(153)
Expiring 10/03/19	UBS AG	GBP	199	239,680	244,488	—	(4,808)
Expiring 12/18/19	Bank of America, N.A.	GBP	1,033	1,295,026	1,274,288	20,738	—
Expiring 12/18/19	Bank of America, N.A.	GBP	813	1,005,926	1,002,901	3,025	—
Canadian Dollar,
Expiring 12/18/19	JPMorgan Securities LLC	CAD	635	478,934	479,937	—	(1,003)
Euro,
Expiring 10/03/19	Bank of America, N.A.	EUR	7,421	8,179,582	8,090,363	89,219	—
Expiring 10/03/19	Bank of America, N.A.	EUR	1,523	1,678,682	1,660,372	18,310	—
Expiring 10/03/19	BNP Paribas S.A.	EUR	166	181,449	180,864	585	—
Expiring 10/03/19	Citibank, N.A.	EUR	1,124	1,233,083	1,225,173	7,910	—
Expiring 10/03/19	Deutsche Bank AG	EUR	106	117,501	115,670	1,831	—
Expiring 10/03/19	Goldman Sachs International	EUR	154	169,517	167,455	2,062	—
Expiring 10/03/19	Goldman Sachs International	EUR	70	76,925	76,314	611	—
Expiring 10/03/19	Goldman Sachs International	EUR	9	9,934	9,812	122	—
Expiring 11/05/19	BNP Paribas S.A.	EUR	20	21,471	21,472	—	(1)
Expiring 12/18/19	Bank of America, N.A.	EUR	689	766,887	755,587	11,300	—
Expiring 12/18/19	JPMorgan Securities LLC	EUR	348	383,272	381,632	1,640	—
Expiring 12/18/19	Royal Bank of Canada	EUR	45	49,835	49,349	486	—
Japanese Yen,
Expiring 10/03/19	Standard Chartered Bank	JPY	180,562	1,700,072	1,670,262	29,810	—
Expiring 12/18/19	Bank of America, N.A.	JPY	1,805	16,841	16,791	50	—
New Zealand Dollar,
Expiring 10/03/19	HSBC Bank PLC	NZD	1,328	842,436	831,651	10,785	—
Expiring 10/03/19	JPMorgan Securities LLC	NZD	43	27,265	27,049	216	—
Expiring 12/18/19	Bank of America, N.A.	NZD	318	203,546	199,490	4,056	—
Expiring 12/18/19	Bank of America, N.A.	NZD	141	88,674	88,453	221	—
Norwegian Krone,
Expiring 12/18/19	Bank of America, N.A.	NOK	4,073	453,888	448,265	5,623	—
Expiring 12/18/19	Bank of America, N.A.	NOK	1,335	148,695	146,927	1,768	—
Expiring 12/18/19	Bank of America, N.A.	NOK	643	71,146	70,767	379	—
Singapore Dollar,
Expiring 12/18/19	Bank of America, N.A.	SGD	81	58,816	58,658	158	—
Expiring 12/18/19	JPMorgan Securities LLC	SGD	937	677,557	678,553	—	(996)
Swedish Krona,
Expiring 12/18/19	JPMorgan Securities LLC	SEK	3,168	330,059	323,575	6,484	—
Swiss Franc,
Expiring 12/18/19	Bank of America, N.A.	CHF	1,266	1,285,651	1,277,424	8,227	—
				$23,869,545	$23,643,891	238,004	(12,350)
						$238,264	$(1,826,676)
Cross currency exchange contracts outstanding at September 30, 2019:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contract:
12/18/19	Buy	CAD	70	JPY	5,679	$78	$—	HSBC Bank PLC
A68

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Credit default swap agreements outstanding at September 30, 2019:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
UPC Holding BV	06/20/24	5.000%(Q)	EUR	30	$ (6,471)	$ (7,138)	$ 667	JPMorgan Chase Bank, N.A.
UPC Holding BV	06/20/24	5.000%(Q)	EUR	20	(4,314)	(4,871)	557	Bank of America, N.A.
					$(10,785)	$(12,009)	$1,224

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at September 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Casino Guichard Perrachon SA	06/20/23	1.000%(Q)	EUR	47	6.117%	$ (8,483)	$ (6,168)	$ (2,315)	Barclays Bank PLC
Casino Guichard Perrachon SA	06/20/23	1.000%(Q)	EUR	10	6.117%	(1,803)	(1,029)	(774)	JPMorgan Chase Bank, N.A.
Casino Guichard Perrachon SA	06/20/24	5.000%(Q)	EUR	11	6.455%	(638)	(769)	131	Credit Suisse International
Casino Guichard Perrachon SA	06/20/24	5.000%(Q)	EUR	9	6.455%	(563)	(783)	220	Credit Suisse International
CenturyLink, Inc.	12/20/23	1.000%(Q)		152	1.798%	(4,782)	(12,223)	7,441	Barclays Bank PLC
CenturyLink, Inc.	06/20/25	1.000%(Q)		150	2.799%	(13,788)	(27,996)	14,208	Barclays Bank PLC
Chesapeake Energy Corp.	12/20/23	5.000%(Q)		146	12.181%	(32,916)	1,363	(34,279)	Barclays Bank PLC
Chesapeake Energy Corp.	12/20/23	5.000%(Q)		97	12.181%	(21,869)	164	(22,033)	Barclays Bank PLC
Garfunkelux Holdco 2 S.A.	06/20/24	5.000%(Q)	EUR	30	4.736%	406	(2,731)	3,137	Credit Suisse International
Garfunkelux Holdco 2 S.A.	12/20/24	5.000%(Q)	EUR	10	4.859%	85	(147)	232	Credit Suisse International
Telecom Italia spA	06/20/24	1.000%(Q)	EUR	5	1.510%	(128)	(170)	42	Bank of America, N.A.
Telecom Italia spA	06/20/24	1.000%(Q)	EUR	5	1.510%	(130)	(172)	42	Citibank, N.A.
Telecom Italia spA	06/20/24	1.000%(Q)	EUR	5	1.510%	(130)	(177)	47	Citibank, N.A.
Telecom Italia spA	06/20/24	1.000%(Q)	EUR	5	1.510%	(125)	(175)	50	Morgan Stanley & Co. International PLC
Telecom Italia SpA	06/20/24	1.000%(Q)	EUR	20	1.510%	(512)	(1,852)	1,340	Goldman Sachs International
Telecom Italia SpA	06/20/26	1.000%(Q)	EUR	10	2.190%	(842)	(1,523)	681	Citibank, N.A.
Tesco PLC	12/20/28	1.000%(Q)	EUR	60	1.827%	(4,625)	(5,942)	1,317	Morgan Stanley & Co. International PLC
Virgin Media Finance PLC	12/20/26	5.000%(Q)	EUR	20	1.897%	4,715	5,053	(338)	Credit Suisse International
						$(86,128)	$(55,277)	$(30,851)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the
A69

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at September 30, 2019:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Inflation Swap Agreements:
EUR	400	03/15/24	1.110%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$ —	$ 5,246	$ 5,246
EUR	200	01/15/29	1.296%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	(8,966)	(8,966)
EUR	320	03/15/29	1.329%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	(13,097)	(13,097)
EUR	400	03/15/29	1.290%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	(14,367)	(14,367)
EUR	210	05/15/29	1.163%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	3,754	3,754
EUR	100	08/15/29	1.085%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	1,264	1,264
EUR	205	08/15/29	1.053%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	(1,764)	(1,764)
EUR	50	06/15/49	1.390%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(203)	1,317	1,520
EUR	50	08/15/49	1.395%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	1,666	1,666
GBP	155	10/15/23	3.450%(T)	U.K. Retail Price Index(1)(T)	—	986	986
GBP	280	03/15/24	3.410%(T)	U.K. Retail Price Index(1)(T)	—	7,347	7,347
GBP	705	06/15/24	3.640%(T)	U.K. Retail Price Index(2)(T)	2,498	(6,585)	(9,083)
GBP	370	08/15/24	3.813%(T)	U.K. Retail Price Index(1)(T)	—	(23)	(23)
GBP	360	09/15/24	3.846%(T)	U.K. Retail Price Index(2)(T)	—	467	467
GBP	465	11/15/27	3.455%(T)	U.K. Retail Price Index(1)(T)	—	13,218	13,218
GBP	230	01/15/28	3.405%(T)	U.K. Retail Price Index(2)(T)	—	(8,573)	(8,573)
GBP	625	08/15/28	3.400%(T)	U.K. Retail Price Index(2)(T)	(172)	(27,085)	(26,913)
GBP	315	08/15/28	3.385%(T)	U.K. Retail Price Index(2)(T)	—	(14,409)	(14,409)
GBP	290	10/15/28	3.505%(T)	U.K. Retail Price Index(2)(T)	—	(5,713)	(5,713)
GBP	190	01/15/29	3.481%(T)	U.K. Retail Price Index(1)(T)	—	5,826	5,826
GBP	35	03/15/29	3.528%(T)	U.K. Retail Price Index(2)(T)	—	(1,157)	(1,157)
GBP	280	03/15/29	3.490%(T)	U.K. Retail Price Index(2)(T)	—	(10,954)	(10,954)
GBP	155	06/15/29	3.650%(T)	U.K. Retail Price Index(2)(T)	—	(1,678)	(1,678)
GBP	165	07/15/29	3.700%(T)	U.K. Retail Price Index(2)(T)	—	(393)	(393)
GBP	160	08/15/29	3.662%(T)	U.K. Retail Price Index(1)(T)	—	1,717	1,717
GBP	315	08/15/29	3.770%(T)	U.K. Retail Price Index(2)(T)	—	2,207	2,207
GBP	160	08/15/29	3.734%(T)	U.K. Retail Price Index(1)(T)	—	(172)	(172)
GBP	310	09/15/29	3.750%(T)	U.K. Retail Price Index(1)(T)	—	(945)	(945)
GBP	155	09/15/29	3.754%(T)	U.K. Retail Price Index(1)(T)	—	(575)	(575)
GBP	465	11/15/32	3.548%(T)	U.K. Retail Price Index(2)(T)	—	(1,643)	(1,643)
GBP	280	11/15/42	3.600%(T)	U.K. Retail Price Index(2)(T)	—	40,371	40,371
GBP	280	11/15/47	3.550%(T)	U.K. Retail Price Index(1)(T)	—	(72,240)	(72,240)
GBP	70	08/15/48	3.440%(T)	U.K. Retail Price Index(2)(T)	—	12,099	12,099
GBP	10	08/15/48	3.433%(T)	U.K. Retail Price Index(1)(T)	—	(1,664)	(1,664)
GBP	35	06/15/49	3.420%(T)	U.K. Retail Price Index(1)(T)	—	(5,729)	(5,729)
GBP	30	08/15/49	3.400%(T)	U.K. Retail Price Index(1)(T)	—	(4,446)	(4,446)
GBP	125	08/15/49	3.360%(T)	U.K. Retail Price Index(1)(T)	—	(14,307)	(14,307)
GBP	65	09/15/49	3.255%(T)	U.K. Retail Price Index(2)(T)	—	1,826	1,826
GBP	30	09/15/49	3.260%(T)	U.K. Retail Price Index(2)(T)	—	965	965
GBP	30	09/15/49	3.257%(T)	U.K. Retail Price Index(2)(T)	—	892	892
	1,123	05/08/21	1.920%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(5,846)	(5,846)
	1,432	05/10/21	1.854%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(1,432)	(5,464)	(4,032)
	460	02/08/22	1.848%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(3,543)	(3,543)
	350	05/02/22	1.978%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(3,599)	(3,599)
	530	10/30/23	2.164%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	15,321	15,321
A70

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Inflation swap agreements outstanding at September 30, 2019 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Inflation Swap Agreements (cont’d):
250	04/23/24	2.012%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	$ —	$ (4,521)	$ (4,521)
250	04/24/24	2.014%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(4,550)	(4,550)
960	08/01/24	1.852%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(13,232)	(13,232)
460	08/12/24	1.706%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(2,720)	(2,720)
530	10/30/28	2.249%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(29,622)	(29,622)
395	03/05/29	2.152%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	16,546	16,546
255	04/01/29	2.037%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	7,205	7,205
255	05/30/29	1.961%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(5,694)	(5,694)
255	06/21/29	1.862%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(3,403)	(3,403)
125	08/14/29	1.838%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(1,325)	(1,325)
250	08/22/29	1.750%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	310	310
80	08/22/49	1.786%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	61	61
				$ 691	$(159,393)	$(160,084)
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at September 30, 2019:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
EUR	580	07/25/23	(0.300)%(A)	6 Month EURIBOR(1)(S)	$ 4	$ (1,680)	$ (1,684)
EUR	620	07/26/23	(0.290)%(A)	6 Month EURIBOR(1)(S)	—	(1,934)	(1,934)
EUR	70	08/11/23	(0.454)%(A)	6 Month EURIBOR(2)(S)	—	(41)	(41)
EUR	70	08/17/23	(0.577)%(A)	6 Month EURIBOR(2)(S)	—	(234)	(234)
EUR	60	09/14/23	(0.433)%(A)	6 Month EURIBOR(2)(S)	—	(15)	(15)
EUR	130	09/28/23	(0.450)%(A)	6 Month EURIBOR(2)(S)	—	(89)	(89)
GBP	1,430	08/16/21	0.718%(S)	6 Month GBP LIBOR(2)(S)	(8)	1,705	1,713
JPY	1,170	02/08/34	0.336%(S)	6 Month JPY LIBOR(1)(S)	—	(355)	(355)
JPY	1,040	06/17/39	0.295%(S)	6 Month JPY LIBOR(1)(S)	—	(133)	(133)
JPY	750	08/08/39	0.167%(S)	6 Month JPY LIBOR(1)(S)	—	87	87
JPY	760	03/21/44	0.715%(S)	6 Month JPY LIBOR(1)(S)	—	(430)	(430)
JPY	390	08/28/44	0.201%(S)	6 Month JPY LIBOR(1)(S)	—	157	157
NZD	265	03/20/29	2.545%(S)	3 Month BBR(1)(Q)	—	(20,758)	(20,758)
NZD	98	03/20/29	2.576%(S)	3 Month BBR(1)(Q)	—	(7,835)	(7,835)
NZD	52	03/20/29	2.588%(S)	3 Month BBR(1)(Q)	—	(4,218)	(4,218)
NZD	1,204	03/20/29	2.800%(S)	3 Month BBR(1)(Q)	(298)	(111,908)	(111,610)
NZD	880	08/15/29	1.273%(S)	3 Month BBR(2)(Q)	—	3,783	3,783
	510	11/22/20	1.528%(S)	3 Month LIBOR(2)(Q)	—	(1,041)	(1,041)
	930	03/27/21	1.560%(S)	3 Month LIBOR(1)(Q)	—	(94)	(94)
	930	03/30/21	1.560%(S)	3 Month LIBOR(1)(Q)	—	(112)	(112)
	720	04/27/21	2.277%(S)	3 Month LIBOR(1)(Q)	(34)	(5,329)	(5,295)
	108	06/07/21	1.830%(S)	3 Month LIBOR(2)(Q)	—	745	745
	30	06/09/21	1.754%(S)	3 Month LIBOR(1)(Q)	—	(77)	(77)
	1,960	06/15/21	1.770%(S)	3 Month LIBOR(1)(Q)	—	(5,417)	(5,417)
	95	06/16/21	1.620%(S)	3 Month LIBOR(2)(Q)	—	124	124
	530	06/23/21	1.507%(S)	3 Month LIBOR(2)(Q)	—	127	127
	520	07/02/21	2.014%(S)	3 Month LIBOR(2)(Q)	—	2,659	2,659
	520	07/02/21	2.082%(S)	3 Month LIBOR(2)(Q)	—	3,362	3,362
	265	07/07/21	1.702%(S)	3 Month LIBOR(1)(Q)	—	(591)	(591)
	265	07/07/21	1.716%(S)	3 Month LIBOR(1)(Q)	—	(628)	(628)
	65	07/11/21	1.930%(S)	3 Month LIBOR(1)(Q)	—	(234)	(234)
	65	07/11/21	1.938%(S)	3 Month LIBOR(1)(Q)	—	(245)	(245)
	1,590	07/14/21	1.718%(S)	3 Month LIBOR(2)(Q)	—	3,858	3,858
	330	08/04/21	1.528%(S)	3 Month LIBOR(2)(Q)	—	226	226
	150	08/04/21	1.680%(S)	3 Month LIBOR(2)(Q)	—	325	325
A71

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest rate swap agreements outstanding at September 30, 2019 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
1,060	08/04/21	1.752%(S)	3 Month LIBOR(1)(Q)	$ —	$ (3,048)	$ (3,048)
270	08/07/21	1.326%(S)	3 Month LIBOR(2)(Q)	—	(345)	(345)
260	08/07/21	1.613%(S)	3 Month LIBOR(2)(Q)	—	(465)	(465)
65	08/09/21	1.530%(S)	3 Month LIBOR(2)(Q)	—	(217)	(217)
65	08/09/21	1.533%(S)	3 Month LIBOR(2)(Q)	—	(212)	(212)
205	08/15/21	2.206%(S)	3 Month LIBOR(2)(Q)	—	2,095	2,095
205	08/15/21	2.209%(S)	3 Month LIBOR(2)(Q)	—	2,107	2,107
270	08/18/21	1.295%(S)	3 Month LIBOR(2)(Q)	—	(411)	(411)
205	08/19/21	2.164%(S)	3 Month LIBOR(2)(Q)	—	1,954	1,954
205	08/19/21	2.169%(S)	3 Month LIBOR(2)(Q)	—	1,974	1,974
250	08/22/21	2.241%(S)	3 Month LIBOR(2)(Q)	—	2,771	2,771
130	09/02/21	1.205%(S)	3 Month LIBOR(2)(Q)	—	(303)	(303)
270	09/02/21	1.221%(S)	3 Month LIBOR(2)(Q)	—	(589)	(589)
270	09/02/21	1.228%(S)	3 Month LIBOR(2)(Q)	—	(569)	(569)
400	09/05/21	2.150%(S)	3 Month LIBOR(1)(Q)	—	(3,836)	(3,836)
100	09/06/21	1.463%(S)	3 Month LIBOR(2)(Q)	—	(389)	(389)
830	09/08/21	1.308%(S)	3 Month LIBOR(2)(Q)	—	(1,082)	(1,082)
250	09/12/21	1.875%(S)	3 Month LIBOR(1)(Q)	1	(1,039)	(1,040)
1,900	09/15/21	1.100%(A)	1 Day USOIS(1)(A)	(241)	6,048	6,289
530	09/19/21	1.716%(S)	3 Month LIBOR(1)(Q)	—	(654)	(654)
130	09/20/21	1.715%(S)	3 Month LIBOR(1)(Q)	—	(160)	(160)
230	09/24/21	1.615%(S)	3 Month LIBOR(1)(Q)	—	135	135
500	09/25/21	2.000%(S)	3 Month LIBOR(1)(Q)	—	(3,569)	(3,569)
270	09/28/21	1.359%(S)	3 Month LIBOR(2)(Q)	—	(195)	(195)
250	09/30/21	1.670%(S)	3 Month LIBOR(1)(Q)	—	(174)	(174)
860	10/25/21	2.318%(S)	3 Month LIBOR(2)(Q)	(49)	12,024	12,073
160	11/04/21	2.314%(S)	3 Month LIBOR(2)(Q)	—	2,256	2,256
163	11/05/21	2.265%(S)	3 Month LIBOR(2)(Q)	—	2,149	2,149
163	11/05/21	2.271%(S)	3 Month LIBOR(2)(Q)	—	2,169	2,169
163	11/05/21	2.289%(S)	3 Month LIBOR(2)(Q)	—	2,225	2,225
163	11/05/21	2.371%(S)	3 Month LIBOR(1)(Q)	—	(2,488)	(2,488)
240	11/05/21	2.377%(S)	3 Month LIBOR(1)(Q)	—	(3,683)	(3,683)
80	11/12/21	2.285%(S)	3 Month LIBOR(2)(Q)	—	1,095	1,095
80	11/12/21	2.293%(S)	3 Month LIBOR(2)(Q)	—	1,108	1,108
80	11/12/21	2.300%(S)	3 Month LIBOR(2)(Q)	—	1,119	1,119
260	11/18/21	2.173%(S)	3 Month LIBOR(2)(Q)	—	3,020	3,020
240	11/19/21	2.117%(S)	3 Month LIBOR(2)(Q)	—	2,526	2,526
70	11/25/21	2.182%(S)	3 Month LIBOR(1)(Q)	—	(836)	(836)
80	11/26/21	2.086%(S)	3 Month LIBOR(2)(Q)	—	805	805
80	11/26/21	2.087%(S)	3 Month LIBOR(2)(Q)	—	807	807
160	11/26/21	2.120%(S)	3 Month LIBOR(2)(Q)	—	1,716	1,716
100	12/03/21	1.961%(S)	3 Month LIBOR(2)(Q)	—	776	776
90	12/03/21	2.001%(S)	3 Month LIBOR(2)(Q)	—	768	768
80	12/24/21	1.585%(S)	3 Month LIBOR(2)(Q)	—	65	65
130	01/07/22	1.632%(S)	3 Month LIBOR(2)(Q)	—	258	258
4,570	02/07/22	2.526%(S)	3 Month LIBOR(2)(Q)	(3,586)	91,411	94,997
280	02/07/22	2.575%(S)	3 Month LIBOR(1)(Q)	—	(5,869)	(5,869)
80	02/11/22	2.484%(S)	3 Month LIBOR(2)(Q)	—	1,538	1,538
80	02/11/22	2.509%(S)	3 Month LIBOR(2)(Q)	—	1,577	1,577
520	02/13/22	2.515%(S)	3 Month LIBOR(1)(Q)	—	(10,352)	(10,352)
520	02/18/22	2.580%(S)	3 Month LIBOR(1)(Q)	—	(11,034)	(11,034)
360	02/21/22	2.521%(S)	3 Month LIBOR(1)(Q)	—	(7,240)	(7,240)
80	02/24/22	2.498%(S)	3 Month LIBOR(2)(Q)	—	1,576	1,576
130	02/27/22	2.507%(S)	3 Month LIBOR(2)(Q)	—	2,593	2,593
160	02/28/22	2.462%(S)	3 Month LIBOR(2)(Q)	—	3,048	3,048
290	03/02/22	2.480%(S)	3 Month LIBOR(1)(Q)	—	(5,649)	(5,649)
120	03/10/22	2.460%(S)	3 Month LIBOR(2)(Q)	—	2,302	2,302
A72

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest rate swap agreements outstanding at September 30, 2019 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
165	03/23/22	2.431%(S)	3 Month LIBOR(2)(Q)	$ —	$ 3,096	$ 3,096
165	03/23/22	2.434%(S)	3 Month LIBOR(2)(Q)	—	3,105	3,105
250	03/24/22	2.230%(S)	3 Month LIBOR(2)(Q)	—	3,712	3,712
160	03/24/22	2.247%(S)	3 Month LIBOR(2)(Q)	—	2,430	2,430
110	03/27/22	2.063%(S)	3 Month LIBOR(2)(Q)	—	1,281	1,281
820	03/30/22	2.033%(S)	3 Month LIBOR(2)(Q)	—	9,082	9,082
240	03/30/22	2.155%(S)	3 Month LIBOR(2)(Q)	—	3,226	3,226
100	03/31/22	2.056%(S)	3 Month LIBOR(2)(Q)	—	1,152	1,152
170	04/06/22	2.244%(S)	3 Month LIBOR(2)(Q)	—	2,592	2,592
200	04/06/22	2.249%(S)	3 Month LIBOR(1)(Q)	—	(3,071)	(3,071)
160	04/15/22	2.210%(S)	3 Month LIBOR(2)(Q)	—	2,345	2,345
150	04/17/22	2.340%(S)	3 Month LIBOR(1)(Q)	—	(2,585)	(2,585)
250	04/20/22	2.360%(S)	3 Month LIBOR(1)(Q)	—	(4,406)	(4,406)
120	04/21/22	2.381%(S)	3 Month LIBOR(1)(Q)	—	(2,166)	(2,166)
940	04/27/22	2.250%(S)	3 Month LIBOR(2)(Q)	—	14,604	14,604
130	04/28/22	2.213%(S)	3 Month LIBOR(2)(Q)	—	1,926	1,926
130	04/28/22	2.244%(S)	3 Month LIBOR(2)(Q)	—	2,004	2,004
100	04/28/22	2.247%(S)	3 Month LIBOR(2)(Q)	—	1,548	1,548
65	04/28/22	2.255%(S)	3 Month LIBOR(2)(Q)	—	1,017	1,017
65	04/28/22	2.255%(S)	3 Month LIBOR(2)(Q)	—	1,016	1,016
130	04/28/22	2.266%(S)	3 Month LIBOR(2)(Q)	—	2,061	2,061
1,100	05/07/22	2.307%(S)	3 Month LIBOR(1)(Q)	—	(18,441)	(18,441)
1,030	06/03/22	1.870%(S)	3 Month LIBOR(1)(Q)	—	(4,830)	(4,830)
330	06/16/22	1.744%(S)	3 Month LIBOR(2)(Q)	—	1,972	1,972
1,680	07/13/22	1.713%(S)	3 Month LIBOR(2)(Q)	—	5,276	5,276
800	07/14/22	1.741%(S)	3 Month LIBOR(1)(Q)	—	(4,853)	(4,853)
530	09/28/22	1.388%(S)	3 Month LIBOR(2)(Q)	—	(276)	(276)
100	12/17/22	2.834%(S)	3 Month LIBOR(2)(Q)	—	2,770	2,770
240	02/08/23	2.500%(S)	3 Month LIBOR(1)(Q)	—	(5,104)	(5,104)
70	02/09/23	2.521%(S)	3 Month LIBOR(1)(Q)	3	(1,516)	(1,519)
170	02/16/23	2.550%(S)	3 Month LIBOR(1)(Q)	—	(3,782)	(3,782)
290	03/05/23	2.540%(S)	3 Month LIBOR(1)(Q)	—	(6,411)	(6,411)
540	03/15/23	2.430%(S)	3 Month LIBOR(1)(Q)	(13)	(10,782)	(10,769)
1,700	07/12/23	1.771%(S)	3 Month LIBOR(1)(Q)	—	(5,873)	(5,873)
500	11/29/23	3.045%(S)	3 Month LIBOR(1)(Q)	—	(35,117)	(35,117)
350	03/29/24	2.179%(S)	3 Month LIBOR(2)(Q)	—	10,159	10,159
110	06/20/24	1.790%(S)	3 Month LIBOR(1)(Q)	—	(1,869)	(1,869)
100	07/12/24	1.795%(S)	3 Month LIBOR(2)(Q)	—	1,180	1,180
50	08/21/24	2.569%(S)	3 Month LIBOR(1)(Q)	—	(2,519)	(2,519)
55	09/12/24	1.534%(S)	3 Month LIBOR(1)(Q)	—	(44)	(44)
55	09/13/24	1.513%(S)	3 Month LIBOR(1)(Q)	—	11	11
110	09/17/24	1.678%(S)	3 Month LIBOR(1)(Q)	—	(861)	(861)
210	09/18/24	1.639%(S)	3 Month LIBOR(2)(Q)	—	1,244	1,244
290	09/18/24	1.640%(S)	3 Month LIBOR(1)(Q)	—	(1,738)	(1,738)
430	09/19/24	1.600%(S)	3 Month LIBOR(2)(Q)	—	1,736	1,736
110	09/20/24	1.591%(S)	3 Month LIBOR(2)(Q)	—	400	400
100	09/24/24	1.604%(S)	3 Month LIBOR(2)(Q)	—	439	439
50	09/25/24	1.527%(S)	3 Month LIBOR(2)(Q)	—	38	38
40	10/18/24	1.829%(S)	3 Month LIBOR(1)(Q)	—	(631)	(631)
300	10/31/24	2.550%(S)	3 Month LIBOR(2)(Q)	—	15,269	15,269
400	11/01/24	2.600%(S)	3 Month LIBOR(2)(Q)	—	21,280	21,280
130	12/16/24	1.875%(S)	3 Month LIBOR(1)(Q)	—	(2,466)	(2,466)
770	02/07/25	2.572%(S)	3 Month LIBOR(1)(Q)	886	(41,003)	(41,889)
280	02/13/25	2.570%(S)	3 Month LIBOR(2)(Q)	—	14,903	14,903
270	02/14/25	2.620%(S)	3 Month LIBOR(2)(Q)	—	15,022	15,022
50	03/06/25	2.622%(S)	3 Month LIBOR(1)(Q)	—	(2,798)	(2,798)
30	03/31/25	2.161%(S)	3 Month LIBOR(1)(Q)	—	(1,022)	(1,022)
A73

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest rate swap agreements outstanding at September 30, 2019 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
180	04/03/25	2.312%(S)	3 Month LIBOR(1)(Q)	$ —	$ (7,434)	$ (7,434)
260	04/27/25	2.350%(S)	3 Month LIBOR(1)(Q)	—	(11,252)	(11,252)
260	07/31/26	1.606%(S)	3 Month LIBOR(1)(Q)	—	(2,001)	(2,001)
120	03/26/29	2.600%(S)	3 Month LIBOR(2)(Q)	—	11,102	11,102
140	05/15/29	1.595%(S)	3 Month LIBOR(1)(Q)	—	(612)	(612)
180	07/30/29	1.967%(S)	3 Month LIBOR(2)(Q)	—	6,468	6,468
68	08/05/29	1.980%(S)	3 Month LIBOR(2)(Q)	—	2,520	2,520
70	08/08/29	1.648%(S)	3 Month LIBOR(2)(Q)	—	441	441
30	08/09/29	1.524%(S)	3 Month LIBOR(2)(Q)	—	(161)	(161)
15	08/09/29	1.530%(S)	3 Month LIBOR(2)(Q)	—	(72)	(72)
40	08/09/29	1.545%(S)	3 Month LIBOR(1)(Q)	—	134	134
60	08/19/29	1.409%(S)	3 Month LIBOR(2)(Q)	—	(952)	(952)
60	08/19/29	1.427%(S)	3 Month LIBOR(2)(Q)	—	(851)	(851)
50	08/28/29	1.419%(S)	3 Month LIBOR(2)(Q)	—	(744)	(744)
30	08/28/29	1.422%(S)	3 Month LIBOR(2)(Q)	—	(438)	(438)
15	08/28/29	1.559%(S)	3 Month LIBOR(1)(Q)	—	27	27
30	09/13/29	1.627%(S)	3 Month LIBOR(1)(Q)	—	(145)	(145)
30	09/13/29	1.639%(S)	3 Month LIBOR(1)(Q)	—	(177)	(177)
110	09/19/29	1.685%(S)	3 Month LIBOR(1)(Q)	—	(1,119)	(1,119)
30	09/20/29	1.672%(S)	3 Month LIBOR(1)(Q)	—	(270)	(270)
40	09/26/29	1.524%(S)	3 Month LIBOR(2)(Q)	—	(185)	(185)
30	09/27/29	1.610%(S)	3 Month LIBOR(1)(Q)	—	(103)	(103)
180	03/29/30	2.357%(S)	3 Month LIBOR(1)(Q)	—	(13,352)	(13,352)
40	05/06/30	2.554%(S)	3 Month LIBOR(1)(Q)	—	(3,691)	(3,691)
40	05/18/31	2.447%(S)	3 Month LIBOR(2)(Q)	—	3,140	3,140
20	06/22/31	2.102%(S)	3 Month LIBOR(2)(Q)	—	930	930
10	06/24/34	2.325%(S)	3 Month LIBOR(1)(Q)	—	(526)	(526)
55	08/22/34	1.645%(S)	3 Month LIBOR(1)(Q)	—	406	406
90	02/15/49	2.898%(S)	3 Month LIBOR(1)(Q)	—	(25,307)	(25,307)
30	07/05/49	2.378%(S)	3 Month LIBOR(1)(Q)	—	(1,239)	(1,239)
30	08/08/49	1.894%(S)	3 Month LIBOR(1)(Q)	—	(1,234)	(1,234)
25	08/15/49	1.725%(S)	3 Month LIBOR(2)(Q)	—	5	5
20	08/16/49	1.634%(S)	3 Month LIBOR(1)(Q)	2	439	437
10	08/16/49	1.637%(S)	3 Month LIBOR(1)(Q)	—	212	212
20	08/16/49	1.709%(S)	3 Month LIBOR(1)(Q)	—	92	92
20	08/17/49	1.667%(S)	3 Month LIBOR(1)(Q)	—	151	151
20	08/19/49	1.559%(S)	3 Month LIBOR(1)(Q)	—	800	800
20	08/19/49	1.587%(S)	3 Month LIBOR(1)(Q)	—	666	666
10	08/30/49	1.540%(S)	3 Month LIBOR(1)(Q)	—	444	444
10	11/07/49	1.863%(S)	3 Month LIBOR(2)(Q)	—	348	348
40	12/12/49	1.770%(S)	3 Month LIBOR(2)(Q)	—	506	506
70	06/15/50	2.370%(S)	3 Month LIBOR(1)(Q)	—	(11,015)	(11,015)
				$(3,333)	$(124,950)	$(121,617)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at September 30, 2019:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Bloomberg Commodity Index(T)	3 Month Treasury Bill(T)	JPMorgan Chase Bank, N.A.	2/26/20	120,065	$(5,174,357)	$—	$(5,174,357)
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AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Total return swap agreements outstanding at September 30, 2019 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Bloomberg Commodity Index(T)	3 Month Treasury Bill(T)	Citibank, N.A.	2/26/20	4,942	$ (29,193)	$—	$ (29,193)
MSCI US REIT Index(Q)	3 Month LIBOR plus 22bps(Q)	Deutsche Bank AG	1/10/20	235,347	7,483,530	—	7,483,530
					$2,279,980	$—	$2,279,980

(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A75